UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07043

Name of Registrant:	Vanguard Admiral Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—February 28, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard S&P 500 Value Index Fund ETF Shares - VOOV

Vanguard S&P 500 Value Index Fund Institutional Shares - VSPVX

Vanguard S&P 500 Growth Index Fund ETF Shares - VOOG

Vanguard S&P 500 Growth Index Fund Institutional Shares - VSPGX

Vanguard S&P Mid-Cap 400 Index Fund ETF Shares - IVOO

Vanguard S&P Mid-Cap 400 Index Fund Institutional Shares - VSPMX

Vanguard S&P Mid-Cap 400 Value Index Fund ETF Shares - IVOV

Vanguard S&P Mid-Cap 400 Value Index Fund Institutional Shares - VMFVX

Vanguard S&P Mid-Cap 400 Growth Index Fund ETF Shares - IVOG

Vanguard S&P Mid-Cap 400 Growth Index Fund Institutional Shares - VMFGX

Vanguard S&P Small-Cap 600 Index Fund ETF Shares - VIOO

Vanguard S&P Small-Cap 600 Index Fund Institutional Shares - VSMSX

Vanguard S&P Small-Cap 600 Value Index Fund ETF Shares - VIOV

Vanguard S&P Small-Cap 600 Value Index Fund Institutional Shares - VSMVX

Vanguard S&P Small-Cap 600 Growth Index Fund ETF Shares - VIOG

Vanguard S&P 500 Value Index Fund
ETF Shares (VOOV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$5,711
Number of Portfolio Holdings	404
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.9%
Consumer Discretionary	8.7%
Consumer Staples	8.1%
Energy	6.0%
Financials	15.9%
Health Care	15.3%
Industrials	8.3%
Information Technology	23.2%
Materials	3.5%
Real Estate	3.1%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3340

Vanguard S&P 500 Value Index Fund
Institutional Shares (VSPVX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P 500 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$5,711
Number of Portfolio Holdings	404
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.9%
Consumer Discretionary	8.7%
Consumer Staples	8.1%
Energy	6.0%
Financials	15.9%
Health Care	15.3%
Industrials	8.3%
Information Technology	23.2%
Materials	3.5%
Real Estate	3.1%
Utilities	3.8%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1840

Vanguard S&P 500 Growth Index Fund
ETF Shares (VOOG) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,820
Number of Portfolio Holdings	212
Portfolio Turnover Rate	20%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	14.7%
Consumer Discretionary	12.2%
Consumer Staples	3.8%
Energy	0.7%
Financials	13.2%
Health Care	6.4%
Industrials	8.2%
Information Technology	37.8%
Materials	0.5%
Real Estate	1.3%
Utilities	1.1%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3341

Vanguard S&P 500 Growth Index Fund
Institutional Shares (VSPGX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P 500 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$15,820
Number of Portfolio Holdings	212
Portfolio Turnover Rate	20%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	14.7%
Consumer Discretionary	12.2%
Consumer Staples	3.8%
Energy	0.7%
Financials	13.2%
Health Care	6.4%
Industrials	8.2%
Information Technology	37.8%
Materials	0.5%
Real Estate	1.3%
Utilities	1.1%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1841

Vanguard S&P Mid-Cap 400 Index Fund
ETF Shares (IVOO) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,092
Number of Portfolio Holdings	404
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.5%
Consumer Discretionary	13.7%
Consumer Staples	4.8%
Energy	4.5%
Financials	18.7%
Health Care	9.0%
Industrials	20.9%
Information Technology	10.4%
Materials	6.5%
Real Estate	7.1%
Utilities	2.8%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3342

Vanguard S&P Mid-Cap 400 Index Fund
Institutional Shares (VSPMX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,092
Number of Portfolio Holdings	404
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.5%
Consumer Discretionary	13.7%
Consumer Staples	4.8%
Energy	4.5%
Financials	18.7%
Health Care	9.0%
Industrials	20.9%
Information Technology	10.4%
Materials	6.5%
Real Estate	7.1%
Utilities	2.8%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1842

Vanguard S&P Mid-Cap 400 Value Index Fund
ETF Shares (IVOV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,039
Number of Portfolio Holdings	300
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.7%
Consumer Discretionary	11.3%
Consumer Staples	5.2%
Energy	6.0%
Financials	20.9%
Health Care	6.9%
Industrials	16.2%
Information Technology	8.0%
Materials	8.9%
Real Estate	9.4%
Utilities	5.4%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3344

Vanguard S&P Mid-Cap 400 Value Index Fund
Institutional Shares (VMFVX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,039
Number of Portfolio Holdings	300
Portfolio Turnover Rate	29%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.7%
Consumer Discretionary	11.3%
Consumer Staples	5.2%
Energy	6.0%
Financials	20.9%
Health Care	6.9%
Industrials	16.2%
Information Technology	8.0%
Materials	8.9%
Real Estate	9.4%
Utilities	5.4%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1844

Vanguard S&P Mid-Cap 400 Growth Index Fund
ETF Shares (IVOG) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,248
Number of Portfolio Holdings	240
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.3%
Consumer Discretionary	16.0%
Consumer Staples	4.4%
Energy	3.1%
Financials	16.5%
Health Care	11.1%
Industrials	25.3%
Information Technology	13.0%
Materials	4.1%
Real Estate	4.8%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3343

Vanguard S&P Mid-Cap 400 Growth Index Fund
Institutional Shares (VMFGX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Mid-Cap 400 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,248
Number of Portfolio Holdings	240
Portfolio Turnover Rate	30%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	1.3%
Consumer Discretionary	16.0%
Consumer Staples	4.4%
Energy	3.1%
Financials	16.5%
Health Care	11.1%
Industrials	25.3%
Information Technology	13.0%
Materials	4.1%
Real Estate	4.8%
Utilities	0.3%
Other Assets and Liabilities—Net	0.1%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1843

Vanguard S&P Small-Cap 600 Index Fund
ETF Shares (VIOO) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,533
Number of Portfolio Holdings	607
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.3%
Consumer Discretionary	14.1%
Consumer Staples	2.9%
Energy	4.5%
Financials	19.3%
Health Care	11.6%
Industrials	18.0%
Information Technology	11.8%
Materials	4.2%
Real Estate	7.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3345

Vanguard S&P Small-Cap 600 Index Fund
Institutional Shares (VSMSX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$4,533
Number of Portfolio Holdings	607
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.3%
Consumer Discretionary	14.1%
Consumer Staples	2.9%
Energy	4.5%
Financials	19.3%
Health Care	11.6%
Industrials	18.0%
Information Technology	11.8%
Materials	4.2%
Real Estate	7.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1845

Vanguard S&P Small-Cap 600 Value Index Fund
ETF Shares (VIOV) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,336
Number of Portfolio Holdings	464
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.4%
Consumer Discretionary	15.8%
Consumer Staples	3.6%
Energy	4.3%
Financials	23.8%
Health Care	7.7%
Industrials	15.4%
Information Technology	10.6%
Materials	4.0%
Real Estate	7.6%
Utilities	3.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3346

Vanguard S&P Small-Cap 600 Value Index Fund
Institutional Shares (VSMVX)
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$1,336
Number of Portfolio Holdings	464
Portfolio Turnover Rate	36%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.4%
Consumer Discretionary	15.8%
Consumer Staples	3.6%
Energy	4.3%
Financials	23.8%
Health Care	7.7%
Industrials	15.4%
Information Technology	10.6%
Materials	4.0%
Real Estate	7.6%
Utilities	3.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1846

Vanguard S&P Small-Cap 600 Growth Index Fund
ETF Shares (VIOG) NYSE Arca
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard S&P Small-Cap 600 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of February 28, 2025)
Fund Net Assets (in millions)	$879
Number of Portfolio Holdings	342
Portfolio Turnover Rate	37%
Portfolio Composition % of Net Assets (as of February 28, 2025)
Communication Services	3.2%
Consumer Discretionary	12.5%
Consumer Staples	2.3%
Energy	4.7%
Financials	15.0%
Health Care	15.4%
Industrials	20.4%
Information Technology	12.7%
Materials	4.4%
Real Estate	8.0%
Utilities	1.1%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR3347

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2025
Vanguard S&P 500 Value and Growth
Index Funds
Vanguard S&P 500 Value Index Fund
Vanguard S&P 500 Growth Index Fund

Contents
S&P 500 Value Index Fund	1
S&P 500 Growth Index Fund	17

S&P 500 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.9%)
	Walt Disney Co.	418,340	47,607
	AT&T Inc.	1,657,483	45,431
	Verizon Communications Inc.	972,479	41,914
	Comcast Corp. Class A	881,299	31,621
	T-Mobile US Inc.	52,882	14,262
*	Charter Communications Inc. Class A	22,317	8,114
*	Take-Two Interactive Software Inc.	37,685	7,988
*	Warner Bros Discovery Inc.	515,760	5,911
	Electronic Arts Inc.	33,066	4,269
	Omnicom Group Inc.	45,060	3,729
	Fox Corp. Class A	51,079	2,942
	News Corp. Class A	88,000	2,518
	Interpublic Group of Cos. Inc.	86,017	2,357
	Match Group Inc.	57,990	1,839
	Fox Corp. Class B	30,457	1,647
	Paramount Global Class B	137,396	1,561
	News Corp. Class B	25,391	820
			224,530
Consumer Discretionary (8.7%)
*	Amazon.com Inc.	907,895	192,728
	McDonald's Corp.	165,534	51,039
	Home Depot Inc.	128,492	50,960
	Lowe's Cos. Inc.	131,077	32,591
	Starbucks Corp.	261,717	30,309
	NIKE Inc. Class B	275,099	21,851
	TJX Cos. Inc.	106,890	13,336
	General Motors Co.	253,772	12,468
	Ross Stores Inc.	76,531	10,739
	Ford Motor Co.	901,440	8,609
	DR Horton Inc.	67,307	8,535
	Lennar Corp. Class A	55,106	6,592
	Yum! Brands Inc.	38,011	5,944
*	Lululemon Athletica Inc.	14,058	5,140
	Best Buy Co. Inc.	45,122	4,057
	Genuine Parts Co.	32,104	4,009
*	Ulta Beauty Inc.	10,865	3,980
*	Aptiv plc	54,271	3,534
	Tractor Supply Co.	56,767	3,142
	Darden Restaurants Inc.	15,457	3,099
	Pool Corp.	8,782	3,047
*	CarMax Inc.	35,777	2,968
	LKQ Corp.	60,032	2,533
	eBay Inc.	36,405	2,357
	Domino's Pizza Inc.	4,625	2,265
	Hasbro Inc.	30,279	1,971
*	NVR Inc.	263	1,906
*	MGM Resorts International	52,200	1,814
*	Caesars Entertainment Inc.	49,028	1,629
	BorgWarner Inc.	50,510	1,504
*	Mohawk Industries Inc.	12,098	1,423
			496,079
Consumer Staples (8.1%)
	Procter & Gamble Co.	543,975	94,565
	Coca-Cola Co.	895,492	63,768
	PepsiCo Inc.	316,907	48,636
	Walmart Inc.	330,766	32,617
	Philip Morris International Inc.	165,137	25,642
	Mondelez International Inc. Class A	308,970	19,845
	Target Corp.	106,484	13,230
1

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Altria Group Inc.	211,283	11,800
	Kimberly-Clark Corp.	76,998	10,935
	Kenvue Inc.	442,839	10,451
	Kroger Co.	153,704	9,963
	Colgate-Palmolive Co.	105,692	9,636
	Keurig Dr Pepper Inc.	275,764	9,244
	Sysco Corp.	113,469	8,571
	General Mills Inc.	128,256	7,775
	Constellation Brands Inc. Class A	36,125	6,340
	Church & Dwight Co. Inc.	56,539	6,287
	Kraft Heinz Co.	203,922	6,262
	Hershey Co.	34,102	5,890
	Archer-Daniels-Midland Co.	110,422	5,212
	Kellanova	62,079	5,146
*	Monster Beverage Corp.	90,504	4,946
	McCormick & Co. Inc. (Non-Voting)	58,253	4,812
	Clorox Co.	28,595	4,472
	Tyson Foods Inc. Class A	66,011	4,049
	Estee Lauder Cos. Inc. Class A	53,907	3,876
	Dollar General Corp.	50,789	3,768
*	Dollar Tree Inc.	46,667	3,400
	Conagra Brands Inc.	110,218	2,815
	J M Smucker Co.	24,566	2,715
	Molson Coors Beverage Co. Class B	40,338	2,472
	Bunge Global SA	32,252	2,393
	Hormel Foods Corp.	67,118	1,922
	Campbell's Co.	45,357	1,817
	Walgreens Boots Alliance Inc.	165,721	1,770
	Lamb Weston Holdings Inc.	32,896	1,706
	Brown-Forman Corp. Class B	42,056	1,393
			460,141
Energy (6.0%)
	Exxon Mobil Corp.	1,015,060	113,007
	Chevron Corp.	386,006	61,228
	ConocoPhillips	298,944	29,640
	EOG Resources Inc.	129,950	16,496
	Schlumberger NV	326,534	13,603
	Phillips 66	95,330	12,363
	Kinder Morgan Inc.	447,072	12,116
	Marathon Petroleum Corp.	74,331	11,163
	Baker Hughes Co.	228,438	10,186
	Valero Energy Corp.	73,090	9,555
	Williams Cos. Inc.	135,140	7,862
	Occidental Petroleum Corp.	155,993	7,619
	Diamondback Energy Inc.	43,160	6,861
	EQT Corp.	137,730	6,634
	ONEOK Inc.	62,976	6,322
	Devon Energy Corp.	151,681	5,494
	Halliburton Co.	202,796	5,348
	Coterra Energy Inc.	169,922	4,586
	APA Corp.	85,296	1,766
			341,849
Financials (15.9%)
*	Berkshire Hathaway Inc. Class B	215,919	110,946
	JPMorgan Chase & Co.	279,602	73,997
	Bank of America Corp.	1,541,775	71,076
	Wells Fargo & Co.	769,072	60,234
	Goldman Sachs Group Inc.	72,527	45,133
	Citigroup Inc.	436,945	34,934
	Blackrock Inc.	33,643	32,895
	Charles Schwab Corp.	393,739	31,314
	Blackstone Inc.	166,721	26,869
	Chubb Ltd.	86,583	24,718
	CME Group Inc.	83,218	21,118
	Morgan Stanley	157,522	20,968
	S&P Global Inc.	38,884	20,754
	Capital One Financial Corp.	88,198	17,688
	PNC Financial Services Group Inc.	91,675	17,594
	US Bancorp	360,479	16,906
2

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	63,585	15,123
	Truist Financial Corp.	306,873	14,224
	Travelers Cos. Inc.	52,493	13,569
	Aflac Inc.	115,396	12,632
	Allstate Corp.	61,119	12,172
	American International Group Inc.	143,976	11,941
	KKR & Co. Inc.	87,423	11,854
	MetLife Inc.	134,223	11,567
	Intercontinental Exchange Inc.	63,621	11,021
	Arthur J Gallagher & Co.	31,732	10,717
	Aon plc Class A	24,466	10,010
	Prudential Financial Inc.	82,175	9,458
	Fidelity National Information Services Inc.	124,320	8,842
	Moody's Corp.	17,278	8,707
	M&T Bank Corp.	38,320	7,347
	Bank of New York Mellon Corp.	77,175	6,865
	Fifth Third Bancorp	154,847	6,731
	State Street Corp.	67,708	6,719
	Global Payments Inc.	58,781	6,188
	Huntington Bancshares Inc.	335,488	5,525
	T. Rowe Price Group Inc.	51,311	5,425
*	PayPal Holdings Inc.	76,340	5,424
	Cboe Global Markets Inc.	24,149	5,091
	Northern Trust Corp.	45,777	5,046
	Regions Financial Corp.	209,881	4,976
	Nasdaq Inc.	56,446	4,673
	Citizens Financial Group Inc.	101,765	4,658
	Principal Financial Group Inc.	48,589	4,326
	Willis Towers Watson plc	12,067	4,099
	KeyCorp	228,887	3,964
	Loews Corp.	41,743	3,618
	Hartford Insurance Group Inc.	30,347	3,589
	Everest Group Ltd.	9,929	3,507
	Cincinnati Financial Corp.	16,894	2,497
	Raymond James Financial Inc.	16,013	2,477
	Globe Life Inc.	19,387	2,470
	Assurant Inc.	11,844	2,462
	FactSet Research Systems Inc.	4,822	2,226
	W R Berkley Corp.	31,346	1,977
	Invesco Ltd.	103,785	1,805
	Jack Henry & Associates Inc.	10,123	1,757
	MarketAxess Holdings Inc.	8,710	1,679
	Franklin Resources Inc.	71,353	1,445
			907,547
Health Care (15.3%)
	UnitedHealth Group Inc.	212,567	100,961
	Johnson & Johnson	556,037	91,757
	Abbott Laboratories	400,600	55,287
	Merck & Co. Inc.	584,276	53,900
	AbbVie Inc.	236,769	49,492
	Thermo Fisher Scientific Inc.	88,336	46,726
	Pfizer Inc.	1,309,360	34,606
	Gilead Sciences Inc.	287,832	32,902
	Danaher Corp.	148,528	30,858
	Bristol-Myers Squibb Co.	468,491	27,931
	Medtronic plc	296,261	27,262
	Amgen Inc.	70,769	21,801
	Elevance Health Inc.	53,558	21,256
	Cigna Group	64,261	19,847
	CVS Health Corp.	290,757	19,109
	McKesson Corp.	29,333	18,781
	Zoetis Inc.	104,219	17,430
	Regeneron Pharmaceuticals Inc.	24,319	16,993
	Becton Dickinson & Co.	66,797	15,065
	Stryker Corp.	37,275	14,395
	Cencora Inc.	40,491	10,266
*	Edwards Lifesciences Corp.	136,167	9,752
	GE HealthCare Technologies Inc.	105,474	9,213
	Agilent Technologies Inc.	66,480	8,504
3

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
*	IDEXX Laboratories Inc.	18,898	8,261
	Humana Inc.	27,800	7,518
*	IQVIA Holdings Inc.	39,799	7,514
	Cardinal Health Inc.	55,883	7,236
*	Centene Corp.	116,582	6,780
	HCA Healthcare Inc.	17,281	5,293
	STERIS plc	22,771	4,993
	Labcorp Holdings Inc.	19,316	4,849
	Zimmer Biomet Holdings Inc.	45,980	4,797
*	Biogen Inc.	33,637	4,726
*	Dexcom Inc.	51,384	4,541
	Quest Diagnostics Inc.	25,773	4,456
*	Cooper Cos. Inc.	45,964	4,154
	Baxter International Inc.	117,913	4,069
*	Molina Healthcare Inc.	13,199	3,975
	West Pharmaceutical Services Inc.	16,736	3,888
*	Mettler-Toledo International Inc.	2,876	3,660
*	Hologic Inc.	53,654	3,401
	Revvity Inc.	28,107	3,152
*	Align Technology Inc.	16,194	3,029
*	Waters Corp.	7,407	2,795
*	Solventum Corp.	31,910	2,545
	Viatris Inc.	275,633	2,544
*	Moderna Inc.	78,197	2,421
	Universal Health Services Inc. Class B	13,559	2,376
	Bio-Techne Corp.	36,696	2,266
*	Henry Schein Inc.	28,790	2,078
*	Charles River Laboratories International Inc.	11,810	1,952
	Teleflex Inc.	10,724	1,424
*	Incyte Corp.	14,807	1,088
			875,875
Industrials (8.3%)
	Union Pacific Corp.	140,068	34,553
	Honeywell International Inc.	150,241	31,985
	GE Aerospace	147,523	30,534
*	Boeing Co.	172,597	30,141
	Lockheed Martin Corp.	48,711	21,938
	United Parcel Service Inc. Class B	169,046	20,122
	3M Co.	125,742	19,505
	RTX Corp.	132,291	17,593
	Deere & Co.	32,928	15,831
	General Dynamics Corp.	59,654	15,069
	Northrop Grumman Corp.	31,660	14,619
	FedEx Corp.	51,965	13,662
	Johnson Controls International plc	154,452	13,230
	Norfolk Southern Corp.	52,309	12,855
	Automatic Data Processing Inc.	40,426	12,741
	Illinois Tool Works Inc.	36,606	9,663
	Waste Management Inc.	39,637	9,227
	Otis Worldwide Corp.	92,198	9,200
	L3Harris Technologies Inc.	43,795	9,027
	CSX Corp.	240,428	7,696
	Rockwell Automation Inc.	26,049	7,480
	Xylem Inc.	56,094	7,342
	Equifax Inc.	28,603	7,013
	Carrier Global Corp.	100,204	6,493
	Fortive Corp.	80,156	6,376
	Paychex Inc.	39,207	5,947
	PACCAR Inc.	54,445	5,839
	Verisk Analytics Inc.	18,254	5,420
	AMETEK Inc.	28,315	5,360
	Fastenal Co.	56,919	4,310
	Southwest Airlines Co.	138,489	4,301
	Snap-on Inc.	12,115	4,133
	Old Dominion Freight Line Inc.	23,397	4,130
	Expeditors International of Washington Inc.	32,311	3,792
	Jacobs Solutions Inc.	28,689	3,675
	Broadridge Financial Solutions Inc.	15,109	3,645
	Dover Corp.	17,527	3,484
4

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	IDEX Corp.	17,491	3,399
	Textron Inc.	42,850	3,202
	Stanley Black & Decker Inc.	35,604	3,081
	Veralto Corp.	29,752	2,968
	JB Hunt Transport Services Inc.	18,392	2,965
	CH Robinson Worldwide Inc.	27,293	2,773
	Nordson Corp.	12,540	2,637
	Masco Corp.	29,390	2,210
	Leidos Holdings Inc.	14,817	1,926
	A O Smith Corp.	27,473	1,826
*	Builders FirstSource Inc.	12,743	1,771
	Huntington Ingalls Industries Inc.	9,035	1,586
	Rollins Inc.	27,256	1,428
	Pentair plc	13,353	1,258
	Allegion plc	9,432	1,214
	Emerson Electric Co.	6,080	739
*	Generac Holdings Inc.	5,225	711
			473,625
Information Technology (23.2%)
	Apple Inc.	1,885,350	455,953
	Microsoft Corp.	824,304	327,240
	Cisco Systems Inc.	920,672	59,024
	Accenture plc Class A	144,349	50,306
	Texas Instruments Inc.	210,758	41,306
	QUALCOMM Inc.	256,677	40,342
*	Advanced Micro Devices Inc.	374,915	37,439
	Analog Devices Inc.	114,650	26,376
*	Adobe Inc.	58,992	25,872
	Micron Technology Inc.	256,055	23,974
	Intel Corp.	996,073	23,637
	Lam Research Corp.	297,081	22,798
	Applied Materials Inc.	110,525	17,471
	Roper Technologies Inc.	24,751	14,467
	TE Connectivity plc	69,224	10,663
	Cognizant Technology Solutions Corp. Class A	114,475	9,539
	Corning Inc.	177,895	8,921
*	Synopsys Inc.	17,019	7,782
	NXP Semiconductors NV	35,192	7,587
	Microchip Technology Inc.	123,885	7,292
*	Cadence Design Systems Inc.	28,497	7,139
	HP Inc.	222,568	6,871
*	Workday Inc. Class A	26,084	6,869
*	Keysight Technologies Inc.	40,067	6,392
	Hewlett Packard Enterprise Co.	299,782	5,939
*	Teledyne Technologies Inc.	10,761	5,542
	CDW Corp.	30,760	5,481
	Seagate Technology Holdings plc	48,823	4,976
*	ON Semiconductor Corp.	98,351	4,627
*	VeriSign Inc.	19,075	4,538
	Teradyne Inc.	37,600	4,131
	Jabil Inc.	26,030	4,033
*	Western Digital Corp.	79,808	3,905
	Dell Technologies Inc. Class C	37,584	3,862
*	ANSYS Inc.	11,311	3,769
*	Akamai Technologies Inc.	34,665	2,797
	Juniper Networks Inc.	76,456	2,768
*	EPAM Systems Inc.	13,093	2,699
	NetApp Inc.	25,076	2,503
	Skyworks Solutions Inc.	36,888	2,459
*	PTC Inc.	14,700	2,405
*	Trimble Inc.	31,618	2,276
*	F5 Inc.	7,257	2,122
*	Zebra Technologies Corp. Class A	6,554	2,065
*	Enphase Energy Inc.	31,185	1,788
*	First Solar Inc.	11,639	1,585
	Gen Digital Inc.	52,705	1,440
			1,322,970
Materials (3.5%)
	Linde plc	109,997	51,374
5

S&P 500 Value Index Fund
		Shares	Market Value• ($000)
	Air Products and Chemicals Inc.	51,371	16,241
	Freeport-McMoRan Inc.	332,261	12,264
	Newmont Corp.	262,737	11,256
	Corteva Inc.	158,668	9,993
	Sherwin-Williams Co.	23,006	8,334
	Ecolab Inc.	29,684	7,985
	DuPont de Nemours Inc.	96,520	7,892
	Nucor Corp.	54,168	7,446
	International Paper Co.	121,071	6,822
	Dow Inc.	161,676	6,161
	PPG Industries Inc.	53,592	6,068
	Smurfit WestRock plc	114,106	5,941
	International Flavors & Fragrances Inc.	59,047	4,831
	LyondellBasell Industries NV Class A	59,995	4,609
	Steel Dynamics Inc.	32,667	4,412
	Ball Corp.	68,944	3,633
	Avery Dennison Corp.	18,549	3,487
	Amcor plc	333,767	3,378
	Martin Marietta Materials Inc.	6,780	3,276
	CF Industries Holdings Inc.	40,155	3,253
	Vulcan Materials Co.	11,591	2,867
	Eastman Chemical Co.	26,769	2,619
	Packaging Corp. of America	10,386	2,213
	Albemarle Corp.	27,141	2,091
	Mosaic Co.	73,354	1,755
	Celanese Corp.	25,205	1,284
	FMC Corp.	28,825	1,064
			202,549
Real Estate (3.1%)
	Prologis Inc.	214,044	26,524
	American Tower Corp.	107,981	22,203
	Realty Income Corp.	202,111	11,526
	Digital Realty Trust Inc.	71,958	11,249
	Equinix Inc.	11,811	10,685
	Welltower Inc.	62,822	9,644
	Crown Castle Inc.	100,530	9,460
	VICI Properties Inc. Class A	243,468	7,910
*	CoStar Group Inc.	94,601	7,213
	Ventas Inc.	96,895	6,703
	Equity Residential	78,887	5,851
	SBA Communications Corp.	24,828	5,410
	Weyerhaeuser Co.	167,739	5,049
	Invitation Homes Inc.	131,633	4,477
	AvalonBay Communities Inc.	18,315	4,143
	Extra Space Storage Inc.	26,864	4,098
	Alexandria Real Estate Equities Inc.	35,922	3,673
	Kimco Realty Corp.	155,798	3,443
	Healthpeak Properties Inc.	161,524	3,305
	Regency Centers Corp.	37,721	2,893
	Mid-America Apartment Communities Inc.	15,947	2,681
	Essex Property Trust Inc.	7,727	2,408
	BXP Inc.	33,584	2,382
	Federal Realty Investment Trust	17,662	1,862
	UDR Inc.	38,183	1,725
	Camden Property Trust	12,090	1,500
	Host Hotels & Resorts Inc.	59,737	964
			178,981
Utilities (3.8%)
	Southern Co.	253,042	22,721
	Duke Energy Corp.	178,502	20,972
	American Electric Power Co. Inc.	122,929	13,037
	NextEra Energy Inc.	156,669	10,993
	Dominion Energy Inc.	193,952	10,982
	Sempra	146,200	10,464
	Exelon Corp.	232,023	10,255
	Xcel Energy Inc.	132,605	9,561
	Entergy Corp.	99,001	8,644
	PG&E Corp.	505,089	8,253
	Consolidated Edison Inc.	79,996	8,121
6

S&P 500 Value Index Fund
	Shares	Market Value• ($000)
WEC Energy Group Inc.	73,057	7,794
DTE Energy Co.	47,834	6,395
Ameren Corp.	61,636	6,260
American Water Works Co. Inc.	45,008	6,120
Atmos Energy Corp.	35,848	5,454
Eversource Energy	84,597	5,330
CenterPoint Energy Inc.	150,500	5,174
CMS Energy Corp.	68,996	5,040
Public Service Enterprise Group Inc.	60,903	4,942
Edison International	89,618	4,879
FirstEnergy Corp.	118,446	4,592
NiSource Inc.	107,787	4,399
Alliant Energy Corp.	59,262	3,824
Evergy Inc.	53,102	3,659
PPL Corp.	82,638	2,910
Pinnacle West Capital Corp.	26,264	2,431
AES Corp.	164,196	1,903
		215,109
Total Common Stocks (Cost $5,143,824)		5,699,255
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.351% (Cost $2,829)	28,295	2,829
Total Investments (99.8%) (Cost $5,146,653)		5,702,084
Other Assets and Liabilities—Net (0.2%)		9,407
Net Assets (100%)		5,711,491
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	23	6,858	(133)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/29/25	BANA	4,678	(4.337)	—	(295)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P 500 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,143,824)	5,699,255
Affiliated Issuers (Cost $2,829)	2,829
Total Investments in Securities	5,702,084
Investment in Vanguard	150
Cash Collateral Pledged—Futures Contracts	360
Receivables for Accrued Income	9,320
Receivables for Capital Shares Issued	140
Variation Margin Receivable—Futures Contracts	100
Total Assets	5,712,154
Liabilities
Payables for Investment Securities Purchased	159
Payables for Capital Shares Redeemed	69
Payables to Vanguard	140
Unrealized Depreciation—Over-the-Counter Swap Contracts	295
Total Liabilities	663
Net Assets	5,711,491
At February 28, 2025, net assets consisted of:

Paid-in Capital	5,139,876
Total Distributable Earnings (Loss)	571,615
Net Assets	5,711,491

ETF Shares—Net Assets
Applicable to 28,320,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,397,558
Net Asset Value Per Share—ETF Shares	$190.59

Institutional Shares—Net Assets
Applicable to 751,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	313,933
Net Asset Value Per Share—Institutional Shares	$418.01
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P 500 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	57,004
Interest[2]	196
Securities Lending—Net	—
Total Income	57,200
Expenses
The Vanguard Group—Note B
Investment Advisory Services	55
Management and Administrative—ETF Shares	2,069
Management and Administrative—Institutional Shares	103
Marketing and Distribution—ETF Shares	148
Marketing and Distribution—Institutional Shares	6
Custodian Fees	24
Shareholders’ Reports and Proxy Fees—ETF Shares	210
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	2,624
Net Investment Income	54,576
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	371,513
Futures Contracts	238
Swap Contracts	1,540
Realized Net Gain (Loss)	373,291
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(327,807)
Futures Contracts	(205)
Swap Contracts	(295)
Change in Unrealized Appreciation (Depreciation)	(328,307)
Net Increase (Decrease) in Net Assets Resulting from Operations	99,560
1	Dividends are net of foreign withholding taxes of $5,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $183,000, ($3,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $450,851,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P 500 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,576	95,462
Realized Net Gain (Loss)	373,291	334,396
Change in Unrealized Appreciation (Depreciation)	(328,307)	552,989
Net Increase (Decrease) in Net Assets Resulting from Operations	99,560	982,847
Distributions
ETF Shares	(58,195)	(83,826)
Institutional Shares	(3,401)	(4,329)
Total Distributions	(61,596)	(88,155)
Capital Share Transactions
ETF Shares	166,658	783,801
Institutional Shares	33,764	56,951
Net Increase (Decrease) from Capital Share Transactions	200,422	840,752
Total Increase (Decrease)	238,386	1,735,444
Net Assets
Beginning of Period	5,473,105	3,737,661
End of Period	5,711,491	5,473,105
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P 500 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$189.59	$156.61	$136.61	$146.23	$112.29	$111.46
Investment Operations
Net Investment Income[1]	1.842	3.612	2.984	3.029	2.897	2.984
Net Realized and Unrealized Gain (Loss) on Investments	1.257	32.730	20.032	(9.703)	33.786	.683
Total from Investment Operations	3.099	36.342	23.016	(6.674)	36.683	3.667
Distributions
Dividends from Net Investment Income	(2.099)	(3.362)	(3.016)	(2.946)	(2.743)	(2.837)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.099)	(3.362)	(3.016)	(2.946)	(2.743)	(2.837)
Net Asset Value, End of Period	$190.59	$189.59	$156.61	$136.61	$146.23	$112.29
Total Return	1.65%	23.51%	17.15%	-4.63%	33.10%	3.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,398	$5,195	$3,559	$2,801	$2,351	$1,244
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.13%	2.05%	2.10%	2.19%	2.66%
Portfolio Turnover Rate[3]	29%	30%	27%	16%	18%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P 500 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$415.81	$343.49	$299.63	$320.71	$246.27	$244.40
Investment Operations
Net Investment Income[1]	4.078	7.949	6.624	6.731	6.402	6.596
Net Realized and Unrealized Gain (Loss) on Investments	2.765	71.826	43.912	(21.295)	74.102	1.491
Total from Investment Operations	6.843	79.775	50.536	(14.564)	80.504	8.087
Distributions
Dividends from Net Investment Income	(4.643)	(7.455)	(6.676)	(6.516)	(6.064)	(6.217)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.643)	(7.455)	(6.676)	(6.516)	(6.064)	(6.217)
Net Asset Value, End of Period	$418.01	$415.81	$343.49	$299.63	$320.71	$246.27
Total Return	1.67%	23.53%	17.19%	-4.60%	33.14%	3.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$314	$278	$179	$168	$175	$102
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.13%	2.08%	2.12%	2.22%	2.68%
Portfolio Turnover Rate[3]	29%	30%	27%	16%	18%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P 500 Value Index Fund
Notes to Financial Statements
Vanguard S&P 500 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

S&P 500 Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

S&P 500 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,699,255	—	—	5,699,255
Temporary Cash Investments	2,829	—	—	2,829
Total	5,702,084	—	—	5,702,084

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(133)	—	—	(133)
Swap Contracts	—	(295)	—	(295)
Total	(133)	(295)	—	(428)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,149,238
Gross Unrealized Appreciation	774,144
Gross Unrealized Depreciation	(221,726)
Net Unrealized Appreciation (Depreciation)	552,418
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $365,210,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $1,657,299,000 of investment securities and sold $1,606,835,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,333,028,000 and $1,186,243,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $1,310,729,000 and sales were $533,301,000, resulting in net realized gain of $12,141,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,348,730	7,260	1,977,161	11,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,182,072)	(6,340)	(1,193,360)	(7,150)
Net Increase (Decrease)—ETF Shares	166,658	920	783,801	4,675
Institutional Shares
Issued	47,681	114	90,912	237
Issued in Lieu of Cash Distributions	3,149	8	3,948	11
Redeemed	(17,066)	(41)	(37,909)	(98)
Net Increase (Decrease)—Institutional Shares	33,764	81	56,951	150
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
15

S&P 500 Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

S&P 500 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (14.7%)
	Meta Platforms Inc. Class A	1,337,581	893,772
	Alphabet Inc. Class A	3,585,676	610,569
	Alphabet Inc. Class C	2,919,577	502,809
*	Netflix Inc.	262,282	257,183
	T-Mobile US Inc.	158,503	42,747
*	Live Nation Entertainment Inc.	96,053	13,770
	Electronic Arts Inc.	58,710	7,581
			2,328,431
Consumer Discretionary (12.2%)
*	Amazon.com Inc.	3,331,080	707,122
*	Tesla Inc.	1,713,565	502,040
	Home Depot Inc.	268,043	106,306
	Booking Holdings Inc.	20,302	101,835
	TJX Cos. Inc.	408,197	50,927
*	O'Reilly Automotive Inc.	35,350	48,558
*	Chipotle Mexican Grill Inc.	835,596	45,097
	Marriott International Inc. Class A	141,479	39,678
	Hilton Worldwide Holdings Inc.	149,575	39,631
	Royal Caribbean Cruises Ltd.	151,834	37,366
*	Airbnb Inc. Class A	265,651	36,891
*	AutoZone Inc.	10,390	36,292
	Garmin Ltd.	94,115	21,546
*	Carnival Corp.	637,380	15,252
*	Expedia Group Inc.	75,327	14,912
	PulteGroup Inc.	125,725	12,985
*	Deckers Outdoor Corp.	93,121	12,977
	eBay Inc.	196,172	12,700
	Tapestry Inc.	142,900	12,207
*	Lululemon Athletica Inc.	31,929	11,674
	Yum! Brands Inc.	70,329	10,997
	Tractor Supply Co.	177,132	9,804
	Las Vegas Sands Corp.	213,458	9,544
*	NVR Inc.	1,242	8,999
	Ralph Lauren Corp.	24,613	6,674
	Darden Restaurants Inc.	31,050	6,224
*	Norwegian Cruise Line Holdings Ltd.	268,795	6,107
	Wynn Resorts Ltd.	56,840	5,077
	Domino's Pizza Inc.	8,903	4,360
			1,933,782
Consumer Staples (3.8%)
	Costco Wholesale Corp.	271,834	285,048
	Walmart Inc.	1,784,425	175,962
	Philip Morris International Inc.	515,226	80,004
	Altria Group Inc.	478,108	26,702
	Colgate-Palmolive Co.	220,868	20,137
*	Monster Beverage Corp.	189,762	10,371
			598,224
Energy (0.7%)
	Targa Resources Corp.	134,006	27,032
	Hess Corp.	169,504	25,246
	Williams Cos. Inc.	389,069	22,636
	ONEOK Inc.	213,026	21,386
	Texas Pacific Land Corp.	11,563	16,511
			112,811
Financials (13.2%)
	Visa Inc. Class A	1,060,311	384,585
	Mastercard Inc. Class A	502,888	289,819
*	Berkshire Hathaway Inc. Class B	551,052	283,147
17

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	JPMorgan Chase & Co.	984,613	260,578
	American Express Co.	341,572	102,800
	Progressive Corp.	359,444	101,363
*	Fiserv Inc.	349,079	82,274
	S&P Global Inc.	91,664	48,925
	Morgan Stanley	342,440	45,582
	Apollo Global Management Inc.	274,178	40,927
	Ameriprise Financial Inc.	59,492	31,965
	Intercontinental Exchange Inc.	183,015	31,704
	Marsh & McLennan Cos. Inc.	132,949	31,621
	Discover Financial Services	153,921	30,044
*	PayPal Holdings Inc.	411,816	29,260
	MSCI Inc.	48,029	28,362
	Aon plc Class A	67,775	27,728
	Moody's Corp.	49,787	25,090
	KKR & Co. Inc.	182,984	24,811
	Arthur J Gallagher & Co.	68,953	23,288
	Bank of New York Mellon Corp.	240,780	21,417
	Arch Capital Group Ltd.	230,332	21,400
	Brown & Brown Inc.	145,684	17,269
*	Corpay Inc.	42,881	15,739
	Synchrony Financial	238,518	14,473
	Hartford Insurance Group Inc.	97,431	11,524
	Raymond James Financial Inc.	69,566	10,760
	Willis Towers Watson plc	29,554	10,038
	Nasdaq Inc.	103,697	8,584
	Cincinnati Financial Corp.	50,576	7,476
	Erie Indemnity Co. Class A	15,292	6,546
	W R Berkley Corp.	101,216	6,385
	FactSet Research Systems Inc.	10,526	4,860
	Jack Henry & Associates Inc.	17,802	3,090
			2,083,434
Health Care (6.4%)
	Eli Lilly & Co.	483,448	445,077
*	Intuitive Surgical Inc.	218,528	125,249
	AbbVie Inc.	455,269	95,165
*	Boston Scientific Corp.	904,302	93,858
*	Vertex Pharmaceuticals Inc.	157,984	75,799
	Amgen Inc.	141,794	43,681
	Stryker Corp.	111,612	43,103
	ResMed Inc.	90,062	21,031
	HCA Healthcare Inc.	66,012	20,220
*	Insulet Corp.	42,989	11,705
*	Dexcom Inc.	103,079	9,109
*	Mettler-Toledo International Inc.	5,276	6,715
*	Waters Corp.	16,800	6,339
*	Incyte Corp.	58,617	4,308
*	DaVita Inc.	27,680	4,093
			1,005,452
Industrials (8.2%)
	Caterpillar Inc.	296,117	101,849
*	Uber Technologies Inc.	1,291,818	98,191
	Eaton Corp. plc	242,465	71,120
	RTX Corp.	465,573	61,917
	GE Vernova Inc.	169,188	56,708
	GE Aerospace	272,365	56,374
	Parker-Hannifin Corp.	78,895	52,742
	Trane Technologies plc	137,975	48,802
	TransDigm Group Inc.	34,511	47,183
	Automatic Data Processing Inc.	142,545	44,927
	Cintas Corp.	210,173	43,611
	Howmet Aerospace Inc.	249,131	34,031
	Deere & Co.	68,790	33,074
	Cummins Inc.	84,116	30,970
	Republic Services Inc.	124,865	29,596
*	Copart Inc.	537,666	29,464
	Emerson Electric Co.	237,712	28,908
	WW Grainger Inc.	27,225	27,802
	Waste Management Inc.	118,944	27,688
18

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
	United Rentals Inc.	40,300	25,886
	Delta Air Lines Inc.	393,118	23,634
	Quanta Services Inc.	90,600	23,523
*	Axon Enterprise Inc.	44,453	23,491
	Ingersoll Rand Inc.	246,994	20,940
	Westinghouse Air Brake Technologies Corp.	105,316	19,521
	PACCAR Inc.	177,285	19,012
*	United Airlines Holdings Inc.	201,949	18,945
	Illinois Tool Works Inc.	67,748	17,884
	CSX Corp.	545,552	17,463
	Carrier Global Corp.	245,604	15,915
	Fastenal Co.	200,034	15,149
	Paychex Inc.	92,512	14,031
	AMETEK Inc.	66,664	12,620
	Hubbell Inc. Class B	32,862	12,211
	Lennox International Inc.	19,585	11,772
	Verisk Analytics Inc.	38,175	11,335
	Old Dominion Freight Line Inc.	52,992	9,353
	Broadridge Financial Solutions Inc.	31,731	7,654
	Dover Corp.	37,664	7,486
	Veralto Corp.	72,607	7,243
	Paycom Software Inc.	29,818	6,544
	Pentair plc	65,995	6,217
*	Dayforce Inc.	96,741	5,997
	Leidos Holdings Inc.	42,456	5,518
	Rollins Inc.	99,980	5,238
*	Builders FirstSource Inc.	36,713	5,103
	Masco Corp.	54,468	4,095
	Allegion plc	28,266	3,638
*	Generac Holdings Inc.	22,613	3,079
			1,305,454
Information Technology (37.8%)
	NVIDIA Corp.	15,051,029	1,880,175
	Apple Inc.	4,266,350	1,031,774
	Microsoft Corp.	2,372,123	941,709
	Broadcom Inc.	2,865,753	571,517
	Salesforce Inc.	586,540	174,701
	Oracle Corp.	986,088	163,750
	International Business Machines Corp.	567,293	143,207
*	ServiceNow Inc.	126,389	117,511
*	Palantir Technologies Inc. Class A	1,257,759	106,809
	Intuit Inc.	171,941	105,544
*	Palo Alto Networks Inc.	401,549	76,467
*	Arista Networks Inc.	633,834	58,978
	KLA Corp.	82,065	58,171
*	Crowdstrike Holdings Inc. Class A	142,784	55,637
*	Adobe Inc.	113,524	49,787
	Amphenol Corp. Class A	739,207	49,231
	Motorola Solutions Inc.	102,557	45,148
*	Fortinet Inc.	390,052	42,130
*	Autodesk Inc.	131,818	36,146
	Applied Materials Inc.	212,611	33,607
*	Fair Isaac Corp.	14,946	28,193
*	Gartner Inc.	47,355	23,598
*	Cadence Design Systems Inc.	92,627	23,203
*	Synopsys Inc.	49,080	22,443
	Monolithic Power Systems Inc.	29,941	18,294
*	Workday Inc. Class A	61,445	16,181
*	Tyler Technologies Inc.	26,234	15,962
*	GoDaddy Inc. Class A	86,331	15,496
	NXP Semiconductors NV	62,439	13,461
*	Super Micro Computer Inc.	309,107	12,816
	Dell Technologies Inc. Class C	88,786	9,124
*	ANSYS Inc.	23,700	7,898
	NetApp Inc.	59,060	5,895
*	PTC Inc.	34,763	5,688
	Gen Digital Inc.	192,224	5,254
*	F5 Inc.	16,391	4,793
*	Trimble Inc.	65,619	4,723
19

S&P 500 Growth Index Fund
		Shares	Market Value• ($000)
*	First Solar Inc.	34,672	4,722
*	Zebra Technologies Corp. Class A	14,244	4,488
			5,984,231
Materials (0.5%)
	Sherwin-Williams Co.	80,958	29,329
	Ecolab Inc.	75,932	20,426
	Vulcan Materials Co.	50,314	12,443
	Martin Marietta Materials Inc.	19,565	9,453
	Packaging Corp. of America	27,300	5,817
			77,468
Real Estate (1.3%)
	Simon Property Group Inc.	187,866	34,960
	Welltower Inc.	195,964	30,082
	Public Storage	96,613	29,334
*	CBRE Group Inc. Class A	184,449	26,181
	Equinix Inc.	27,893	25,232
	Iron Mountain Inc.	179,870	16,758
	Extra Space Storage Inc.	58,303	8,895
	AvalonBay Communities Inc.	38,239	8,649
	Essex Property Trust Inc.	18,890	5,885
	Mid-America Apartment Communities Inc.	29,347	4,934
	Host Hotels & Resorts Inc.	270,682	4,366
	Camden Property Trust	33,200	4,119
	UDR Inc.	82,551	3,730
			203,125
Utilities (1.1%)
	NextEra Energy Inc.	845,452	59,325
	Constellation Energy Corp.	191,852	48,068
	Vistra Corp.	208,707	27,896
	NRG Energy Inc.	124,287	13,138
	Public Service Enterprise Group Inc.	143,885	11,676
	PPL Corp.	234,593	8,260
			168,363
Total Common Stocks (Cost $11,465,967)			15,800,775
Rights (0.0%)
*,1	ABIOMED Inc. CVR (Cost $—)	56	—
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund, 4.351% (Cost $10,542)	105,434	10,543
Total Investments (99.9%) (Cost $11,476,509)			15,811,318
Other Assets and Liabilities—Net (0.1%)			8,502
Net Assets (100%)			15,819,820
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2025	37	15,480	(447)
E-mini S&P 500 Index	March 2025	12	3,578	(17)
				(464)
See accompanying Notes, which are an integral part of the Financial Statements.
20

S&P 500 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $11,465,967)	15,800,775
Affiliated Issuers (Cost $10,542)	10,543
Total Investments in Securities	15,811,318
Investment in Vanguard	422
Cash Collateral Pledged—Futures Contracts	960
Receivables for Accrued Income	7,563
Receivables for Capital Shares Issued	270
Variation Margin Receivable—Futures Contracts	268
Total Assets	15,820,801
Liabilities
Due to Custodian	262
Payables for Investment Securities Purchased	313
Payables to Vanguard	406
Total Liabilities	981
Net Assets	15,819,820
At February 28, 2025, net assets consisted of:

Paid-in Capital	11,204,466
Total Distributable Earnings (Loss)	4,615,354
Net Assets	15,819,820

ETF Shares—Net Assets
Applicable to 43,330,972 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,809,788
Net Asset Value Per Share—ETF Shares	$364.86

Institutional Shares—Net Assets
Applicable to 12,087 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,032
Net Asset Value Per Share—Institutional Shares	$830.01
See accompanying Notes, which are an integral part of the Financial Statements.
21

S&P 500 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	49,255
Interest[2]	259
Securities Lending—Net	1
Total Income	49,515
Expenses
The Vanguard Group—Note B
Investment Advisory Services	145
Management and Administrative—ETF Shares	5,721
Management and Administrative—Institutional Shares	3
Marketing and Distribution—ETF Shares	375
Marketing and Distribution—Institutional Shares	—
Custodian Fees	—
Shareholders’ Reports and Proxy Fees—ETF Shares	540
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	4
Other Expenses	7
Total Expenses	6,796
Net Investment Income	42,719
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,408,904
Futures Contracts	1,310
Swap Contracts	19
Realized Net Gain (Loss)	1,410,233
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(322,142)
Futures Contracts	(524)
Change in Unrealized Appreciation (Depreciation)	(322,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,130,286
1	Dividends are net of foreign withholding taxes of $29,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $241,000, ($1,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,476,892,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
22

S&P 500 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	42,719	72,873
Realized Net Gain (Loss)	1,410,233	185,813
Change in Unrealized Appreciation (Depreciation)	(322,666)	2,385,765
Net Increase (Decrease) in Net Assets Resulting from Operations	1,130,286	2,644,451
Distributions
ETF Shares	(41,307)	(78,794)
Institutional Shares	(30)	(68)
Total Distributions	(41,337)	(78,862)
Capital Share Transactions
ETF Shares	2,179,338	1,809,150
Institutional Shares	47	(146)
Net Increase (Decrease) from Capital Share Transactions	2,179,385	1,809,004
Total Increase (Decrease)	3,268,334	4,374,593
Net Assets
Beginning of Period	12,551,486	8,176,893
End of Period	15,819,820	12,551,486
See accompanying Notes, which are an integral part of the Financial Statements.
23

S&P 500 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$336.34	$260.21	$232.26	$283.53	$219.32	$161.81
Investment Operations
Net Investment Income[1]	1.066	2.168	2.678	1.923	1.751	2.111
Net Realized and Unrealized Gain (Loss) on Investments	28.509	76.359	27.743	(51.406)	64.190	57.589
Total from Investment Operations	29.575	78.527	30.421	(49.483)	65.941	59.700
Distributions
Dividends from Net Investment Income	(1.055)	(2.397)	(2.471)	(1.787)	(1.731)	(2.190)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.055)	(2.397)	(2.471)	(1.787)	(1.731)	(2.190)
Net Asset Value, End of Period	$364.86	$336.34	$260.21	$232.26	$283.53	$219.32
Total Return	8.80%	30.39%	13.26%	-17.52%	30.26%	37.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,810	$12,542	$8,170	$6,839	$6,776	$4,485
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.74%	1.16%	0.73%	0.73%	1.20%
Portfolio Turnover Rate[3]	20%	27%	33%	13%	12%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
24

S&P 500 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$765.10	$591.92	$528.34	$644.91	$498.89	$368.04
Investment Operations
Net Investment Income[1]	2.509	5.104	6.185	4.203	3.959	4.861
Net Realized and Unrealized Gain (Loss) on Investments	64.867	173.644	63.118	(116.631)	146.133	131.012
Total from Investment Operations	67.376	178.748	69.303	(112.428)	150.092	135.873
Distributions
Dividends from Net Investment Income	(2.466)	(5.568)	(5.723)	(4.142)	(4.072)	(5.023)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.466)	(5.568)	(5.723)	(4.142)	(4.072)	(5.023)
Net Asset Value, End of Period	$830.01	$765.10	$591.92	$528.34	$644.91	$498.89
Total Return	8.81%	30.41%	13.29%	-17.50%	30.29%	37.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10	$9	$7	$6	$28	$9
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.58%	0.77%	1.18%	0.68%	0.71%	1.22%
Portfolio Turnover Rate[3]	20%	27%	33%	13%	12%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P 500 Growth Index Fund
Notes to Financial Statements
Vanguard S&P 500 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open total return swap contracts at February 28, 2025.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
26

S&P 500 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $422,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
27

S&P 500 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	15,800,775	—	—	15,800,775
Rights	—	—	—	—
Temporary Cash Investments	10,543	—	—	10,543
Total	15,811,318	—	—	15,811,318

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(464)	—	—	(464)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,478,053
Gross Unrealized Appreciation	4,565,594
Gross Unrealized Depreciation	(232,793)
Net Unrealized Appreciation (Depreciation)	4,332,801
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,138,773,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $2,881,531,000 of investment securities and sold $2,878,454,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,931,629,000 and $2,759,340,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $524,579,000 and sales were $1,339,599,000, resulting in net realized loss of $36,179,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,965,699	13,580	2,692,391	8,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,786,361)	(7,540)	(883,241)	(3,080)
Net Increase (Decrease)—ETF Shares	2,179,338	6,040	1,809,150	5,895
Institutional Shares
Issued	17	—	115	—
Issued in Lieu of Cash Distributions	30	—	68	—
Redeemed	—	—	(329)	—
Net Increase (Decrease)—Institutional Shares	47	—	(146)	—
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
28

S&P 500 Growth Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18402 042025
29

Financial Statements
For the six-months ended February 28, 2025
Vanguard S&P Mid-Cap 400 Index Funds
Vanguard S&P Mid-Cap 400 Index Fund
Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard S&P Mid-Cap 400 Growth Index Fund

Contents
S&P Mid-Cap 400 Index Fund	1
S&P Mid-Cap 400 Value Index Fund	17
S&P Mid-Cap 400 Growth Index Fund	32

S&P Mid-Cap 400 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.5%)
*	TKO Group Holdings Inc. Class A	93,449	14,077
*	Frontier Communications Parent Inc.	311,241	11,202
	New York Times Co. Class A	229,161	11,020
	Nexstar Media Group Inc. Class A	40,972	6,931
	Warner Music Group Corp. Class A	198,911	6,703
	Iridium Communications Inc.	159,734	5,041
*	ZoomInfo Technologies Inc. Class A	380,169	4,433
			59,407
Consumer Discretionary (13.7%)
	Williams-Sonoma Inc.	177,420	34,521
*	Burlington Stores Inc.	88,443	22,052
	Dick's Sporting Goods Inc.	81,231	18,285
	Texas Roadhouse Inc. Class A	93,688	17,247
*	Duolingo Inc. Class A	53,217	16,607
	Service Corp. International	203,110	16,452
	Toll Brothers Inc.	141,810	15,832
	Somnigroup International Inc.	243,858	15,578
*	Floor & Decor Holdings Inc. Class A	150,598	14,552
*	GameStop Corp. Class A	570,607	14,288
*	Light & Wonder Inc.	124,020	13,826
	Aramark	369,968	13,707
	Lithia Motors Inc. Class A	37,408	12,885
*	TopBuild Corp.	41,180	12,617
	Churchill Downs Inc.	103,216	12,231
	Murphy USA Inc.	25,874	12,141
	Wyndham Hotels & Resorts Inc.	109,239	11,834
*	Skechers USA Inc. Class A	184,819	11,272
*	Planet Fitness Inc. Class A	118,214	10,941
	H&R Block Inc.	192,463	10,491
*	Mattel Inc.	473,177	10,079
	Autoliv Inc.	101,763	9,907
	Wingstop Inc.	41,026	9,632
*	Taylor Morrison Home Corp. Class A	145,346	8,959
*	Ollie's Bargain Outlet Holdings Inc.	86,166	8,919
*	Chewy Inc. Class A	231,453	8,624
[1]	Hyatt Hotels Corp. Class A	59,393	8,371
	Vail Resorts Inc.	52,617	8,366
*	Crocs Inc.	81,858	8,151
	Whirlpool Corp.	77,441	7,883
	Gentex Corp.	319,462	7,769
	Thor Industries Inc.	74,595	7,414
*	Abercrombie & Fitch Co. Class A	71,736	7,388
*	Grand Canyon Education Inc.	40,370	7,259
	Lear Corp.	76,424	7,183
	Boyd Gaming Corp.	93,103	7,100
	Gap Inc.	311,814	7,050
*	RH	21,027	6,772
*	Five Below Inc.	77,259	6,713
*	AutoNation Inc.	36,751	6,702
*	Valvoline Inc.	181,024	6,676
	KB Home	98,819	6,028
	PVH Corp.	78,285	5,859
	Brunswick Corp.	92,722	5,642
	Macy's Inc.	388,973	5,582
	Travel + Leisure Co.	95,942	5,355
	Graham Holdings Co. Class B	4,733	4,656
	Choice Hotels International Inc.	31,334	4,490
	Penske Automotive Group Inc.	26,317	4,440
*	YETI Holdings Inc.	118,994	4,241
1

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Harley-Davidson Inc.	160,730	4,140
	Columbia Sportswear Co.	45,100	3,916
*	Goodyear Tire & Rubber Co.	400,268	3,783
*	Hilton Grand Vacations Inc.	87,200	3,741
	Wendy's Co.	240,221	3,723
*	Capri Holdings Ltd.	165,401	3,636
	Marriott Vacations Worldwide Corp.	45,199	3,410
*	Visteon Corp.	38,743	3,360
	Polaris Inc.	73,547	3,304
	Nordstrom Inc.	135,939	3,302
*	Under Armour Inc. Class A	263,974	1,798
*	Under Armour Inc. Class C	182,915	1,162
			559,844
Consumer Staples (4.8%)
*	US Foods Holding Corp.	327,110	23,447
	Casey's General Stores Inc.	52,123	21,590
*	Sprouts Farmers Market Inc.	140,412	20,837
*	BJ's Wholesale Club Holdings Inc.	186,190	18,854
*	Performance Food Group Co.	218,799	18,629
*	BellRing Brands Inc.	181,484	13,299
	Ingredion Inc.	91,499	11,951
	Coca-Cola Consolidated Inc.	8,277	11,729
*	Maplebear Inc.	227,289	9,339
*	Darling Ingredients Inc.	223,371	8,061
*	Post Holdings Inc.	66,498	7,548
*	Celsius Holdings Inc.	220,884	5,675
*	elf Beauty Inc.	79,115	5,558
	Lancaster Colony Corp.	27,083	5,177
	Flowers Foods Inc.	275,512	5,163
*	Pilgrim's Pride Corp.	56,749	3,087
*	Boston Beer Co. Inc. Class A	12,063	2,941
*	Coty Inc. Class A	513,428	2,921
			195,806
Energy (4.5%)
	Expand Energy Corp.	295,267	29,196
	Ovintiv Inc.	365,630	15,890
*	Antero Resources Corp.	410,770	15,075
	DT Midstream Inc.	136,434	13,110
	Permian Resources Corp.	893,867	12,595
	Range Resources Corp.	338,905	12,580
	Chord Energy Corp.	85,883	9,817
	Matador Resources Co.	163,003	8,532
	Viper Energy Inc. Class A	179,222	8,346
	NOV Inc.	546,791	8,158
	Antero Midstream Corp.	472,672	8,012
	ChampionX Corp.	267,695	7,977
	HF Sinclair Corp.	224,660	7,924
	Weatherford International plc	101,908	6,309
*	CNX Resources Corp.	209,320	6,049
	Murphy Oil Corp.	192,369	5,096
	Civitas Resources Inc.	124,576	4,776
*	Valaris Ltd.	91,685	3,273
	PBF Energy Inc. Class A	137,862	2,955
			185,670
Financials (18.7%)
	Interactive Brokers Group Inc. Class A	152,893	31,251
	Equitable Holdings Inc.	440,030	24,210
	Fidelity National Financial Inc.	365,054	23,557
	Unum Group	235,901	19,412
	Reinsurance Group of America Inc.	92,491	18,747
	East West Bancorp Inc.	194,696	18,385
	RenaissanceRe Holdings Ltd.	72,944	17,333
	Annaly Capital Management Inc.	787,195	17,287
	First Horizon Corp.	744,537	16,037
	Stifel Financial Corp.	143,735	15,263
	Jefferies Financial Group Inc.	227,983	15,092
	Carlyle Group Inc.	296,371	14,771
	Ally Financial Inc.	385,206	14,291
2

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	SouthState Corp.	137,819	13,892
	Primerica Inc.	46,861	13,590
	Webster Financial Corp.	240,752	13,559
	Kinsale Capital Group Inc.	31,070	13,418
	Western Alliance Bancorp	153,178	13,314
	Houlihan Lokey Inc. Class A	75,254	13,045
	American Financial Group Inc.	101,369	12,801
	Old Republic International Corp.	327,567	12,615
	Cullen/Frost Bankers Inc.	90,071	12,342
	Pinnacle Financial Partners Inc.	107,487	12,281
	Evercore Inc. Class A	49,718	12,022
	Morningstar Inc.	37,939	11,902
	Comerica Inc.	184,717	11,883
	Wintrust Financial Corp.	93,392	11,625
	Zions Bancorp NA	207,458	11,211
	Commerce Bancshares Inc.	172,067	11,193
	SEI Investments Co.	137,580	11,013
	Old National Bancorp	448,020	10,641
	UMB Financial Corp.	95,567	10,544
	Ryan Specialty Holdings Inc. Class A	149,415	10,458
	Synovus Financial Corp.	198,978	10,323
	Prosperity Bancshares Inc.	133,821	10,272
	Voya Financial Inc.	135,156	9,766
*	Shift4 Payments Inc. Class A	96,430	9,522
	First American Financial Corp.	144,683	9,504
	Starwood Property Trust Inc.	449,816	9,230
	Hamilton Lane Inc. Class A	58,663	9,170
	SLM Corp.	298,228	9,004
	RLI Corp.	117,119	8,912
*	WEX Inc.	55,890	8,780
	MGIC Investment Corp.	355,907	8,759
	Hanover Insurance Group Inc.	50,609	8,630
	Essent Group Ltd.	149,214	8,598
	Cadence Bank	257,027	8,523
	Columbia Banking System Inc.	294,354	7,868
	Glacier Bancorp Inc.	159,309	7,781
	Home BancShares Inc.	259,357	7,768
	Janus Henderson Group plc	178,663	7,540
	FNB Corp.	504,439	7,486
	Selective Insurance Group Inc.	85,299	7,340
	Affiliated Managers Group Inc.	42,413	7,246
	Bank OZK	148,224	7,116
	Hancock Whitney Corp.	120,952	6,910
	United Bankshares Inc.	189,255	6,840
	First Financial Bankshares Inc.	180,704	6,805
	Valley National Bancorp	666,068	6,554
	FirstCash Holdings Inc.	54,622	6,133
	CNO Financial Group Inc.	144,776	6,036
*	Euronet Worldwide Inc.	57,949	5,937
	Kemper Corp.	84,444	5,707
	Associated Banc-Corp	225,772	5,610
	Western Union Co.	473,914	5,133
*	Texas Capital Bancshares Inc.	64,819	5,131
	Flagstar Financial Inc.	425,875	5,111
	International Bancshares Corp.	75,074	5,030
*	Brighthouse Financial Inc.	83,540	4,955
	Federated Hermes Inc. Class B	109,289	4,235
			764,250
Health Care (9.0%)
*	United Therapeutics Corp.	62,694	20,065
*	Illumina Inc.	222,741	19,766
*	BioMarin Pharmaceutical Inc.	267,651	19,046
*	Tenet Healthcare Corp.	133,549	16,906
*	Neurocrine Biosciences Inc.	142,188	16,881
*	Avantor Inc.	955,884	15,963
*	Exelixis Inc.	401,043	15,516
*	Penumbra Inc.	53,901	15,385
*	Sarepta Therapeutics Inc.	134,148	14,320
	Encompass Health Corp.	141,487	14,168
3

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
*	HealthEquity Inc.	122,626	13,459
*	Globus Medical Inc. Class A	159,715	12,828
*	Doximity Inc. Class A	179,938	12,686
	Chemed Corp.	21,043	12,643
*	Jazz Pharmaceuticals plc	84,908	12,187
*	Masimo Corp.	62,409	11,781
*	Medpace Holdings Inc.	35,794	11,716
*	Repligen Corp.	73,150	11,650
*	Halozyme Therapeutics Inc.	178,676	10,569
	Ensign Group Inc.	79,917	10,321
*	Lantheus Holdings Inc.	97,644	9,161
*	Option Care Health Inc.	239,035	8,008
*	Cytokinetics Inc.	165,755	7,625
	Bruker Corp.	155,455	7,341
*	Bio-Rad Laboratories Inc. Class A	27,047	7,172
*	Roivant Sciences Ltd.	603,246	6,479
	Perrigo Co. plc	191,387	5,550
*	Envista Holdings Corp.	241,433	4,824
	DENTSPLY SIRONA Inc.	278,845	4,615
*	Haemonetics Corp.	70,442	4,614
*	Amedisys Inc.	46,008	4,233
*	Acadia Healthcare Co. Inc.	130,482	3,912
*	LivaNova plc	76,299	3,176
*	Neogen Corp.	276,610	2,780
*	Sotera Health Co.	214,107	2,670
			370,016
Industrials (20.9%)
	RB Global Inc.	258,969	26,513
	EMCOR Group Inc.	64,600	26,416
	Watsco Inc.	48,912	24,668
	Carlisle Cos. Inc.	63,477	21,630
	Graco Inc.	237,132	20,647
*	XPO Inc.	163,464	20,100
	AECOM	188,264	18,836
	Owens Corning	120,467	18,557
	Comfort Systems USA Inc.	49,826	18,103
	Curtiss-Wright Corp.	53,290	17,141
	Lincoln Electric Holdings Inc.	79,250	16,380
	ITT Inc.	114,455	16,166
	Woodward Inc.	83,783	15,835
	CNH Industrial NV	1,227,892	15,815
*	RBC Bearings Inc.	43,863	15,756
*	Saia Inc.	37,348	15,292
*	Clean Harbors Inc.	71,144	15,193
	nVent Electric plc	231,472	13,967
*	Core & Main Inc. Class A	270,551	13,801
	Applied Industrial Technologies Inc.	53,987	13,528
	BWX Technologies Inc.	128,423	13,352
*	American Airlines Group Inc.	922,826	13,243
	Mueller Industries Inc.	159,720	12,806
	Acuity Brands Inc.	42,919	12,752
*	Middleby Corp.	75,553	12,497
*	Paylocity Holding Corp.	61,064	12,475
	Genpact Ltd.	227,848	12,126
	Regal Rexnord Corp.	93,014	12,036
	Donaldson Co. Inc.	168,174	11,619
	Toro Co.	144,120	11,560
	Knight-Swift Transportation Holdings Inc. Class A	227,355	11,468
	WESCO International Inc.	62,626	11,302
	Fortune Brands Innovations Inc.	174,471	11,292
*	MasTec Inc.	86,451	11,290
*	Chart Industries Inc.	59,053	11,253
	Crane Co.	68,318	11,135
	Advanced Drainage Systems Inc.	99,094	11,038
	Tetra Tech Inc.	375,982	10,975
*	ExlService Holdings Inc.	225,903	10,945
*	CACI International Inc. Class A	31,470	10,538
	Flowserve Corp.	184,501	10,155
	Esab Corp.	79,803	9,999
4

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Valmont Industries Inc.	28,132	9,800
	Ryder System Inc.	59,376	9,766
	Simpson Manufacturing Co. Inc.	59,217	9,735
	Oshkosh Corp.	91,386	9,349
*	Trex Co. Inc.	150,484	9,283
	KBR Inc.	187,138	9,175
*	Fluor Corp.	240,862	9,160
	UFP Industries Inc.	85,283	9,125
	MSA Safety Inc.	55,203	9,037
*	NEXTracker Inc. Class A	201,726	8,880
	AGCO Corp.	87,024	8,439
*	Kirby Corp.	80,602	8,400
	GATX Corp.	49,914	8,338
	Watts Water Technologies Inc. Class A	38,425	8,245
*	FTI Consulting Inc.	49,608	8,215
	Landstar System Inc.	49,662	7,886
	AAON Inc.	94,739	7,276
	Timken Co.	89,515	7,251
	Hexcel Corp.	113,792	7,211
	Science Applications International Corp.	69,561	6,872
*	GXO Logistics Inc.	167,816	6,615
	Sensata Technologies Holding plc	210,126	6,062
	Exponent Inc.	71,241	6,031
	Brink's Co.	61,200	5,755
	EnerSys	55,883	5,672
	Maximus Inc.	84,402	5,503
	MSC Industrial Direct Co. Inc. Class A	62,734	5,041
	Insperity Inc.	49,991	4,398
*	Parsons Corp.	65,565	3,817
	Terex Corp.	93,685	3,813
	ManpowerGroup Inc.	65,992	3,803
	Concentrix Corp.	65,492	2,958
*	Avis Budget Group Inc.	23,725	1,874
			852,985
Information Technology (10.4%)
*	Dynatrace Inc.	419,163	23,997
*	DocuSign Inc.	285,034	23,706
*	Guidewire Software Inc.	117,282	23,611
*	Pure Storage Inc. Class A	437,185	22,939
*	Flex Ltd.	544,572	20,634
*	Coherent Corp.	217,201	16,331
*	Ciena Corp.	202,821	16,138
*	Manhattan Associates Inc.	85,771	15,171
*	Kyndryl Holdings Inc.	326,180	12,421
	TD SYNNEX Corp.	88,855	12,217
*	Lattice Semiconductor Corp.	193,768	12,079
*	Commvault Systems Inc.	61,402	10,473
*	Fabrinet	50,934	10,189
*	Onto Innovation Inc.	69,366	10,104
*	Aspen Technology Inc.	37,304	9,895
	Universal Display Corp.	61,990	9,523
*	MACOM Technology Solutions Holdings Inc.	81,342	9,408
*	Altair Engineering Inc. Class A	83,940	9,368
	MKS Instruments Inc.	94,526	8,679
*	Rambus Inc.	149,675	8,365
*	Dropbox Inc. Class A	312,587	8,121
	Littelfuse Inc.	34,858	8,091
*	Arrow Electronics Inc.	73,876	7,984
	Cognex Corp.	240,903	7,902
	Vontier Corp.	210,966	7,880
*	Cirrus Logic Inc.	74,630	7,777
*	BILL Holdings Inc.	133,756	7,383
*	Novanta Inc.	50,460	7,299
*	Appfolio Inc. Class A	32,416	6,953
	Dolby Laboratories Inc. Class A	83,812	6,840
*	Lumentum Holdings Inc.	96,478	6,785
*	Qualys Inc.	51,460	6,765
*	Silicon Laboratories Inc.	45,632	6,402
	Belden Inc.	56,670	6,235
5

S&P Mid-Cap 400 Index Fund
		Shares	Market Value• ($000)
	Avnet Inc.	121,993	6,166
	Power Integrations Inc.	79,782	4,851
*	ASGN Inc.	62,014	4,179
*	Allegro MicroSystems Inc.	183,247	4,086
	Crane NXT Co.	68,963	3,850
*	Synaptics Inc.	56,199	3,717
*	Blackbaud Inc.	54,941	3,632
	Amkor Technology Inc.	159,163	3,358
*	Teradata Corp.	134,228	3,200
*	IPG Photonics Corp.	37,559	2,186
			426,890
Materials (6.5%)
	Reliance Inc.	76,004	22,585
	RPM International Inc.	180,747	22,393
	Crown Holdings Inc.	166,004	14,879
	Carpenter Technology Corp.	69,995	14,494
	AptarGroup Inc.	93,456	13,715
	Royal Gold Inc.	92,345	13,575
	United States Steel Corp.	316,236	12,719
	Alcoa Corp.	362,842	12,064
	Berry Global Group Inc.	160,962	11,617
	Graphic Packaging Holding Co.	421,606	11,248
*	Axalta Coating Systems Ltd.	306,305	11,091
	Eagle Materials Inc.	47,104	10,655
*	Arcadium Lithium plc	1,510,604	8,822
	Louisiana-Pacific Corp.	87,784	8,749
	Commercial Metals Co.	159,994	7,750
*	Knife River Corp.	79,502	7,607
*	Cleveland-Cliffs Inc.	679,927	7,370
	Cabot Corp.	77,019	6,624
	Sonoco Products Co.	137,850	6,592
	Silgan Holdings Inc.	113,821	6,182
	NewMarket Corp.	10,789	6,151
	Avient Corp.	128,190	5,483
	Westlake Corp.	46,942	5,272
	Ashland Inc.	68,505	4,166
	Olin Corp.	163,881	4,161
	Scotts Miracle-Gro Co.	59,743	3,499
	Chemours Co.	209,622	3,134
	Greif Inc. Class A	36,395	2,084
			264,681
Real Estate (7.1%)
	WP Carey Inc.	307,327	19,733
	Gaming & Leisure Properties Inc.	385,274	19,322
	Equity LifeStyle Properties Inc.	268,297	18,400
*	Jones Lang LaSalle Inc.	66,626	18,115
	American Homes 4 Rent Class A	445,463	16,487
	Lamar Advertising Co. Class A	123,485	15,341
	Omega Healthcare Investors Inc.	379,064	13,965
	CubeSmart	317,608	13,111
	Rexford Industrial Realty Inc.	311,796	12,883
	EastGroup Properties Inc.	69,413	12,692
	Brixmor Property Group Inc.	424,160	11,860
	NNN REIT Inc.	263,360	11,180
	Agree Realty Corp.	145,043	10,704
	First Industrial Realty Trust Inc.	185,862	10,609
	Vornado Realty Trust	232,907	9,791
	STAG Industrial Inc.	256,185	9,218
	Healthcare Realty Trust Inc. Class A	497,741	8,526
	Cousins Properties Inc.	234,974	7,127
	Kite Realty Group Trust	308,467	7,073
	Independence Realty Trust Inc.	315,649	6,881
	EPR Properties	106,279	5,640
	Sabra Health Care REIT Inc.	332,403	5,521
	Kilroy Realty Corp.	149,024	5,320
	Rayonier Inc.	188,452	4,992
	PotlatchDeltic Corp.	100,847	4,682
	COPT Defense Properties	157,790	4,265
	National Storage Affiliates Trust	98,391	3,800
6

S&P Mid-Cap 400 Index Fund
	Shares	Market Value• ($000)
Park Hotels & Resorts Inc.	289,360	3,553
		290,791
Utilities (2.8%)
Essential Utilities Inc.	354,851	13,477
OGE Energy Corp.	282,178	13,059
UGI Corp.	301,505	10,299
National Fuel Gas Co.	128,266	9,646
IDACORP Inc.	74,808	8,821
New Jersey Resources Corp.	139,332	6,741
Portland General Electric Co.	148,349	6,650
TXNM Energy Inc.	126,482	6,609
Southwest Gas Holdings Inc.	84,530	6,344
Spire Inc.	81,227	6,243
Black Hills Corp.	100,698	6,161
ONE Gas Inc.	79,601	5,982
Ormat Technologies Inc.	80,586	5,628
ALLETE Inc.	81,204	5,334
Northwestern Energy Group Inc.	86,041	4,812
		115,806
Total Common Stocks (Cost $3,192,023)		4,086,146
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund, 4.351% (Cost $6,219)	62,196	6,219
Total Investments (100.0%) (Cost $3,198,242)		4,092,365
Other Assets and Liabilities—Net (0.0%)		(201)
Net Assets (100%)		4,092,164
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,016,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,039,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2025	12	3,720	(13)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TD SYNNEX Corp.	8/29/25	BANA	2,494	(4.337)	—	(95)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
7

S&P Mid-Cap 400 Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,192,023)	4,086,146
Affiliated Issuers (Cost $6,219)	6,219
Total Investments in Securities	4,092,365
Investment in Vanguard	110
Cash	3,038
Cash Collateral Pledged—Futures Contracts	120
Receivables for Accrued Income	2,495
Receivables for Capital Shares Issued	743
Variation Margin Receivable—Futures Contracts	18
Total Assets	4,098,889
Liabilities
Payables for Investment Securities Purchased	3,057
Collateral for Securities on Loan	3,039
Payables for Capital Shares Redeemed	455
Payables to Vanguard	79
Unrealized Depreciation—Over-the-Counter Swap Contracts	95
Total Liabilities	6,725
Net Assets	4,092,164
1 Includes $3,016,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	3,646,061
Total Distributable Earnings (Loss)	446,103
Net Assets	4,092,164

ETF Shares—Net Assets
Applicable to 24,037,315 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,519,101
Net Asset Value Per Share—ETF Shares	$104.80

Institutional Shares—Net Assets
Applicable to 3,762,637 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,573,063
Net Asset Value Per Share—Institutional Shares	$418.07
See accompanying Notes, which are an integral part of the Financial Statements.
8

S&P Mid-Cap 400 Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	26,294
Interest[2]	157
Securities Lending—Net	54
Total Income	26,505
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative—ETF Shares	924
Management and Administrative—Institutional Shares	497
Marketing and Distribution—ETF Shares	63
Marketing and Distribution—Institutional Shares	27
Custodian Fees	34
Shareholders’ Reports and Proxy Fees—ETF Shares	93
Shareholders’ Reports and Proxy Fees—Institutional Shares	15
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,698
Net Investment Income	24,807
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	32,148
Futures Contracts	707
Swap Contracts	315
Realized Net Gain (Loss)	33,170
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(34,210)
Futures Contracts	(301)
Swap Contracts	(95)
Change in Unrealized Appreciation (Depreciation)	(34,606)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,371
1	Dividends are net of foreign withholding taxes of $26,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $145,000, $2,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $68,722,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

S&P Mid-Cap 400 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,807	47,810
Realized Net Gain (Loss)	33,170	75,337
Change in Unrealized Appreciation (Depreciation)	(34,606)	447,884
Net Increase (Decrease) in Net Assets Resulting from Operations	23,371	571,031
Distributions
ETF Shares	(16,911)	(25,118)
Institutional Shares	(11,464)	(20,024)
Total Distributions	(28,375)	(45,142)
Capital Share Transactions
ETF Shares	309,827	262,912
Institutional Shares	93,762	(233,458)
Net Increase (Decrease) from Capital Share Transactions	403,589	29,454
Total Increase (Decrease)	398,585	555,343
Net Assets
Beginning of Period	3,693,579	3,138,236
End of Period	4,092,164	3,693,579
See accompanying Notes, which are an integral part of the Financial Statements.
10

S&P Mid-Cap 400 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$104.74	$89.50	$82.25	$93.08	$65.16	$63.59
Investment Operations
Net Investment Income[2]	.663	1.377	1.267	1.247	.998	.980
Net Realized and Unrealized Gain (Loss) on Investments	.167	15.159	7.301	(10.928)	27.898	1.607
Total from Investment Operations	.830	16.536	8.568	(9.681)	28.896	2.587
Distributions
Dividends from Net Investment Income	(.770)	(1.296)	(1.318)	(1.149)	(.976)	(1.017)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.770)	(1.296)	(1.318)	(1.149)	(.976)	(1.017)
Net Asset Value, End of Period	$104.80	$104.74	$89.50	$82.25	$93.08	$65.16
Total Return	0.79%	18.65%	10.60%	-10.47%	44.65%	4.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,519	$2,214	$1,647	$1,411	$1,476	$890
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.45%	1.50%	1.41%	1.21%	1.57%
Portfolio Turnover Rate[4]	8%	19%	14%	11%	16%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

S&P Mid-Cap 400 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$417.85	$357.01	$328.11	$371.30	$259.90	$253.60
Investment Operations
Net Investment Income[1]	2.715	5.573	5.108	5.037	4.038	3.959
Net Realized and Unrealized Gain (Loss) on Investments	.614	60.504	29.113	(43.574)	111.307	6.384
Total from Investment Operations	3.329	66.077	34.221	(38.537)	115.345	10.343
Distributions
Dividends from Net Investment Income	(3.109)	(5.237)	(5.321)	(4.653)	(3.945)	(4.043)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.109)	(5.237)	(5.321)	(4.653)	(3.945)	(4.043)
Net Asset Value, End of Period	$418.07	$417.85	$357.01	$328.11	$371.30	$259.90
Total Return	0.79%	18.68%	10.64%	-10.43%	44.69%	4.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,573	$1,480	$1,491	$1,325	$1,396	$1,164
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.48%	1.51%	1.43%	1.24%	1.59%
Portfolio Turnover Rate[3]	8%	19%	14%	11%	16%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

S&P Mid-Cap 400 Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
13

S&P Mid-Cap 400 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $110,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

S&P Mid-Cap 400 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,086,146	—	—	4,086,146
Temporary Cash Investments	6,219	—	—	6,219
Total	4,092,365	—	—	4,092,365

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(13)	—	—	(13)
Swap Contracts	—	(95)	—	(95)
Total	(13)	(95)	—	(108)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,207,068
Gross Unrealized Appreciation	1,100,998
Gross Unrealized Depreciation	(215,809)
Net Unrealized Appreciation (Depreciation)	885,189
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $477,602,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $441,628,000 of investment securities and sold $332,528,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $444,426,000 and $138,167,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $67,815,000 and sales were $46,515,000, resulting in net realized loss of $19,890,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	451,139	4,200	614,699	6,460
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(141,312)	(1,300)	(351,787)	(3,725)
Net Increase (Decrease)—ETF Shares	309,827	2,900	262,912	2,735
Institutional Shares
Issued	224,498	525	200,638	514
Issued in Lieu of Cash Distributions	9,854	23	18,304	49
Redeemed	(140,590)	(326)	(452,400)	(1,199)
Net Increase (Decrease)—Institutional Shares	93,762	222	(233,458)	(636)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
15

S&P Mid-Cap 400 Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
16

S&P Mid-Cap 400 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.7%)
*	Frontier Communications Parent Inc.	160,028	5,759
	Nexstar Media Group Inc. Class A	21,056	3,562
	New York Times Co. Class A	54,198	2,606
*	ZoomInfo Technologies Inc. Class A	195,868	2,284
	Warner Music Group Corp. Class A	53,174	1,792
	Iridium Communications Inc.	41,940	1,324
			17,327
Consumer Discretionary (11.3%)
	Aramark	190,230	7,048
	Lithia Motors Inc. Class A	19,235	6,625
*	Skechers USA Inc. Class A	95,020	5,795
*	Mattel Inc.	243,264	5,182
	Autoliv Inc.	52,315	5,093
*	Taylor Morrison Home Corp. Class A	74,719	4,606
*	GameStop Corp. Class A	164,304	4,114
	Whirlpool Corp.	39,816	4,053
	Thor Industries Inc.	38,343	3,811
	Dick's Sporting Goods Inc.	16,707	3,761
	Lear Corp.	39,238	3,688
	Gap Inc.	160,320	3,625
*	Five Below Inc.	39,719	3,451
*	AutoNation Inc.	18,894	3,446
	Service Corp. International	40,729	3,299
*	Floor & Decor Holdings Inc. Class A	34,068	3,292
	Somnigroup International Inc.	51,408	3,284
	PVH Corp.	40,302	3,016
	Brunswick Corp.	47,642	2,899
	Macy's Inc.	200,283	2,874
	Graham Holdings Co. Class B	2,435	2,395
	Gentex Corp.	96,891	2,356
	Penske Automotive Group Inc.	13,499	2,278
	Harley-Davidson Inc.	82,744	2,131
	Vail Resorts Inc.	12,715	2,022
	Columbia Sportswear Co.	23,127	2,008
*	Goodyear Tire & Rubber Co.	205,742	1,944
*	Ollie's Bargain Outlet Holdings Inc.	18,163	1,880
*	Capri Holdings Ltd.	85,128	1,871
	Marriott Vacations Worldwide Corp.	23,192	1,750
*	RH	5,405	1,741
*	Visteon Corp.	19,945	1,730
	Polaris Inc.	37,857	1,701
	Nordstrom Inc.	69,963	1,699
	KB Home	24,414	1,489
	Boyd Gaming Corp.	18,673	1,424
*	YETI Holdings Inc.	35,535	1,266
	Wendy's Co.	68,034	1,055
*	Under Armour Inc. Class A	136,394	929
*	Under Armour Inc. Class C	93,571	594
			117,225
Consumer Staples (5.2%)
*	US Foods Holding Corp.	168,201	12,057
*	Performance Food Group Co.	112,504	9,578
*	BJ's Wholesale Club Holdings Inc.	50,741	5,138
*	Darling Ingredients Inc.	114,845	4,145
*	BellRing Brands Inc.	50,393	3,693
	Ingredion Inc.	26,819	3,503
	Casey's General Stores Inc.	8,307	3,441
	Flowers Foods Inc.	141,418	2,650
*	Maplebear Inc.	63,106	2,593
17

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
*	Post Holdings Inc.	15,044	1,707
*	Boston Beer Co. Inc. Class A	6,215	1,515
*	Coty Inc. Class A	263,819	1,501
	Lancaster Colony Corp.	7,108	1,359
*	Celsius Holdings Inc.	40,913	1,051
			53,931
Energy (6.0%)
	Expand Energy Corp.	151,811	15,011
	Ovintiv Inc.	187,976	8,170
*	Antero Resources Corp.	211,205	7,751
	Chord Energy Corp.	44,142	5,045
	NOV Inc.	280,947	4,192
	HF Sinclair Corp.	115,481	4,073
	Range Resources Corp.	94,091	3,493
	Murphy Oil Corp.	98,992	2,622
	ChampionX Corp.	82,532	2,460
	Civitas Resources Inc.	64,116	2,458
	Antero Midstream Corp.	121,645	2,062
	Weatherford International plc	27,282	1,689
	Matador Resources Co.	30,166	1,579
	PBF Energy Inc. Class A	70,658	1,514
			62,119
Financials (20.9%)
	Fidelity National Financial Inc.	187,710	12,113
	Unum Group	121,313	9,983
	Reinsurance Group of America Inc.	47,559	9,640
	Annaly Capital Management Inc.	404,764	8,889
	First Horizon Corp.	382,803	8,246
	Ally Financial Inc.	198,023	7,347
	SouthState Corp.	70,849	7,142
	Webster Financial Corp.	123,774	6,971
	Old Republic International Corp.	168,442	6,487
	Comerica Inc.	94,964	6,109
	Old National Bancorp	230,324	5,470
	Prosperity Bancshares Inc.	68,791	5,280
	First American Financial Corp.	74,377	4,886
	Carlyle Group Inc.	96,000	4,785
	Starwood Property Trust Inc.	231,282	4,746
	Hanover Insurance Group Inc.	26,018	4,437
	Essent Group Ltd.	76,693	4,419
	Cadence Bank	132,117	4,381
	Columbia Banking System Inc.	151,300	4,044
	FNB Corp.	259,650	3,853
	Selective Insurance Group Inc.	43,897	3,777
	American Financial Group Inc.	29,187	3,686
	Bank OZK	76,183	3,657
	Jefferies Financial Group Inc.	55,095	3,647
	Hancock Whitney Corp.	62,140	3,550
	United Bankshares Inc.	97,413	3,520
	Zions Bancorp NA	63,997	3,458
	Valley National Bancorp	342,831	3,373
	CNO Financial Group Inc.	74,522	3,107
	Kemper Corp.	43,471	2,938
	Associated Banc-Corp	116,192	2,887
	Wintrust Financial Corp.	23,047	2,869
	Synovus Financial Corp.	52,170	2,707
	Western Union Co.	243,917	2,642
*	Texas Capital Bancshares Inc.	33,368	2,641
	Flagstar Financial Inc.	218,815	2,626
*	Brighthouse Financial Inc.	42,857	2,542
	Home BancShares Inc.	82,770	2,479
	Commerce Bancshares Inc.	38,044	2,475
	Voya Financial Inc.	33,349	2,410
	MGIC Investment Corp.	95,130	2,341
	Janus Henderson Group plc	55,107	2,325
	Stifel Financial Corp.	21,434	2,276
	UMB Financial Corp.	20,634	2,276
	Pinnacle Financial Partners Inc.	19,895	2,273
	SEI Investments Co.	27,589	2,208
18

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Glacier Bancorp Inc.	45,036	2,200
	Affiliated Managers Group Inc.	12,877	2,200
	Cullen/Frost Bankers Inc.	13,894	1,904
	First Financial Bankshares Inc.	40,870	1,539
*	WEX Inc.	8,618	1,354
*	Euronet Worldwide Inc.	12,230	1,253
	FirstCash Holdings Inc.	10,125	1,137
	Federated Hermes Inc. Class B	21,932	850
	International Bancshares Corp.	11,197	750
			217,105
Health Care (6.9%)
*	BioMarin Pharmaceutical Inc.	137,616	9,793
*	Avantor Inc.	491,461	8,207
*	Jazz Pharmaceuticals plc	43,654	6,266
*	Illumina Inc.	54,971	4,878
*	Option Care Health Inc.	122,884	4,117
*	Bio-Rad Laboratories Inc. Class A	13,904	3,687
	Chemed Corp.	5,843	3,510
*	Repligen Corp.	21,812	3,474
*	Tenet Healthcare Corp.	26,781	3,390
	Perrigo Co. plc	98,512	2,857
*	Penumbra Inc.	9,699	2,768
*	Envista Holdings Corp.	124,265	2,483
	DENTSPLY SIRONA Inc.	143,533	2,375
*	Amedisys Inc.	23,649	2,176
	Encompass Health Corp.	21,097	2,113
	Bruker Corp.	43,152	2,038
*	Acadia Healthcare Co. Inc.	67,069	2,011
*	Cytokinetics Inc.	42,607	1,960
*	Neogen Corp.	142,407	1,431
*	Haemonetics Corp.	15,223	997
*	LivaNova plc	23,143	963
*	Sotera Health Co.	59,608	743
			72,237
Industrials (16.2%)
	CNH Industrial NV	631,307	8,131
*	Middleby Corp.	38,843	6,425
	Regal Rexnord Corp.	47,823	6,188
	Knight-Swift Transportation Holdings Inc. Class A	116,899	5,896
	WESCO International Inc.	32,200	5,811
	Fortune Brands Innovations Inc.	89,699	5,805
	Graco Inc.	62,179	5,414
*	XPO Inc.	42,865	5,271
	Watsco Inc.	9,558	4,820
	Oshkosh Corp.	46,982	4,806
*	Fluor Corp.	123,848	4,710
	UFP Industries Inc.	43,847	4,692
*	NEXTracker Inc. Class A	103,718	4,566
	AECOM	45,497	4,552
	AGCO Corp.	44,737	4,338
*	FTI Consulting Inc.	25,506	4,224
	Landstar System Inc.	25,510	4,051
	Timken Co.	46,071	3,732
	Lincoln Electric Holdings Inc.	17,519	3,621
	Science Applications International Corp.	35,756	3,532
	Toro Co.	42,976	3,447
*	GXO Logistics Inc.	86,275	3,401
	Sensata Technologies Holding plc	107,995	3,116
	Advanced Drainage Systems Inc.	26,492	2,951
	Genpact Ltd.	55,063	2,930
	EnerSys	28,751	2,918
	Maximus Inc.	43,453	2,833
	KBR Inc.	55,801	2,736
*	Core & Main Inc. Class A	52,860	2,696
	Crane Co.	16,511	2,691
	MSC Industrial Direct Co. Inc. Class A	32,293	2,595
	Donaldson Co. Inc.	37,181	2,569
*	Trex Co. Inc.	39,456	2,434
	ITT Inc.	17,067	2,411
19

S&P Mid-Cap 400 Value Index Fund
		Shares	Market Value• ($000)
	Ryder System Inc.	14,353	2,361
	MSA Safety Inc.	14,191	2,323
	Insperity Inc.	25,645	2,256
*	CACI International Inc. Class A	6,472	2,167
	Watts Water Technologies Inc. Class A	9,688	2,079
	Terex Corp.	48,233	1,963
	ManpowerGroup Inc.	33,891	1,953
	Hexcel Corp.	29,244	1,853
	Simpson Manufacturing Co. Inc.	10,352	1,702
	GATX Corp.	9,752	1,629
	Flowserve Corp.	28,461	1,567
	Concentrix Corp.	33,701	1,522
	Brink's Co.	15,759	1,482
	Valmont Industries Inc.	3,906	1,361
	Exponent Inc.	14,665	1,242
*	Avis Budget Group Inc.	12,185	963
			168,736
Information Technology (8.0%)
*	Flex Ltd.	280,008	10,610
	TD SYNNEX Corp.	54,680	7,518
	Littelfuse Inc.	17,917	4,159
*	Arrow Electronics Inc.	37,972	4,104
*	BILL Holdings Inc.	68,754	3,795
	Dolby Laboratories Inc. Class A	43,092	3,517
*	Ciena Corp.	41,714	3,319
	Avnet Inc.	62,774	3,173
*	Lattice Semiconductor Corp.	50,807	3,167
*	Kyndryl Holdings Inc.	73,796	2,810
	Universal Display Corp.	17,210	2,644
	MKS Instruments Inc.	28,669	2,632
	Cognex Corp.	74,307	2,437
	Vontier Corp.	62,904	2,349
*	Onto Innovation Inc.	15,692	2,286
*	ASGN Inc.	31,915	2,150
*	Synaptics Inc.	28,925	1,913
*	Silicon Laboratories Inc.	13,356	1,874
*	Altair Engineering Inc. Class A	15,972	1,782
	Amkor Technology Inc.	81,919	1,729
	Power Integrations Inc.	27,102	1,648
*	Dropbox Inc. Class A	62,682	1,628
*	Cirrus Logic Inc.	14,968	1,560
*	Novanta Inc.	10,118	1,463
*	Qualys Inc.	11,099	1,459
*	Allegro MicroSystems Inc.	58,493	1,304
*	Lumentum Holdings Inc.	18,357	1,291
	Crane NXT Co.	21,310	1,190
*	IPG Photonics Corp.	19,366	1,127
*	Teradata Corp.	44,925	1,071
*	Blackbaud Inc.	14,428	954
			82,663
Materials (8.9%)
	Reliance Inc.	39,078	11,612
	Crown Holdings Inc.	85,340	7,649
	United States Steel Corp.	162,591	6,539
	Alcoa Corp.	186,553	6,203
	Berry Global Group Inc.	82,749	5,972
	RPM International Inc.	39,961	4,951
*	Arcadium Lithium plc	776,689	4,536
	Commercial Metals Co.	82,253	3,984
	Royal Gold Inc.	26,114	3,839
*	Cleveland-Cliffs Inc.	349,531	3,789
	Graphic Packaging Holding Co.	132,200	3,527
	Sonoco Products Co.	70,951	3,393
	AptarGroup Inc.	22,583	3,314
	Silgan Holdings Inc.	58,607	3,183
	Avient Corp.	65,968	2,821
	Westlake Corp.	24,163	2,714
*	Axalta Coating Systems Ltd.	72,428	2,623
	Ashland Inc.	35,258	2,144
20

S&P Mid-Cap 400 Value Index Fund
	Shares	Market Value• ($000)
Olin Corp.	84,189	2,138
NewMarket Corp.	3,105	1,770
Chemours Co.	107,886	1,613
Cabot Corp.	17,420	1,498
Scotts Miracle-Gro Co.	19,390	1,136
Greif Inc. Class A	18,672	1,069
		92,017
Real Estate (9.4%)
WP Carey Inc.	158,026	10,147
Rexford Industrial Realty Inc.	160,291	6,623
NNN REIT Inc.	135,409	5,748
Gaming & Leisure Properties Inc.	112,936	5,664
American Homes 4 Rent Class A	142,020	5,256
STAG Industrial Inc.	131,570	4,734
Equity LifeStyle Properties Inc.	68,977	4,730
Healthcare Realty Trust Inc. Class A	255,894	4,383
* Jones Lang LaSalle Inc.	16,102	4,378
Omega Healthcare Investors Inc.	116,955	4,309
Cousins Properties Inc.	120,802	3,664
EastGroup Properties Inc.	18,915	3,459
Agree Realty Corp.	44,010	3,248
CubeSmart	75,117	3,101
Lamar Advertising Co. Class A	23,495	2,919
EPR Properties	54,681	2,902
Sabra Health Care REIT Inc.	170,833	2,837
Brixmor Property Group Inc.	100,331	2,805
Kilroy Realty Corp.	76,713	2,739
Rayonier Inc.	96,830	2,565
First Industrial Realty Trust Inc.	43,961	2,509
PotlatchDeltic Corp.	51,753	2,403
Kite Realty Group Trust	90,411	2,073
Independence Realty Trust Inc.	64,925	1,415
Vornado Realty Trust	32,344	1,360
COPT Defense Properties	38,993	1,054
Park Hotels & Resorts Inc.	75,971	933
		97,958
Utilities (5.4%)
Essential Utilities Inc.	182,428	6,929
OGE Energy Corp.	145,101	6,715
UGI Corp.	155,022	5,295
National Fuel Gas Co.	65,966	4,961
New Jersey Resources Corp.	71,606	3,464
Portland General Electric Co.	76,146	3,414
TXNM Energy Inc.	65,131	3,403
Southwest Gas Holdings Inc.	43,517	3,266
Spire Inc.	41,698	3,205
Black Hills Corp.	51,681	3,162
ONE Gas Inc.	40,909	3,074
ALLETE Inc.	41,749	2,742
IDACORP Inc.	22,694	2,676
Northwestern Energy Group Inc.	44,273	2,476
Ormat Technologies Inc.	22,820	1,594
		56,376
Total Common Stocks (Cost $943,205)		1,037,694
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.351% (Cost $200)	1,999	200
Total Investments (99.9%) (Cost $943,405)		1,037,894
Other Assets and Liabilities—Net (0.1%)		1,094
Net Assets (100%)		1,038,988
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
21

S&P Mid-Cap 400 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2025	3	930	(25)
See accompanying Notes, which are an integral part of the Financial Statements.
22

S&P Mid-Cap 400 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $943,205)	1,037,694
Affiliated Issuers (Cost $200)	200
Total Investments in Securities	1,037,894
Investment in Vanguard	28
Cash Collateral Pledged—Futures Contracts	40
Receivables for Accrued Income	907
Receivables for Capital Shares Issued	252
Variation Margin Receivable—Futures Contracts	6
Total Assets	1,039,127
Liabilities
Due to Custodian	8
Payables for Investment Securities Purchased	1
Payables for Capital Shares Redeemed	96
Payables to Vanguard	34
Total Liabilities	139
Net Assets	1,038,988
At February 28, 2025, net assets consisted of:

Paid-in Capital	1,150,694
Total Distributable Earnings (Loss)	(111,706)
Net Assets	1,038,988

ETF Shares—Net Assets
Applicable to 9,645,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	929,133
Net Asset Value Per Share—ETF Shares	$96.33

Institutional Shares—Net Assets
Applicable to 284,277 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	109,855
Net Asset Value Per Share—Institutional Shares	$386.44
See accompanying Notes, which are an integral part of the Financial Statements.
23

S&P Mid-Cap 400 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends	9,669
Interest[1]	56
Securities Lending—Net	16
Total Income	9,741
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative—ETF Shares	563
Management and Administrative—Institutional Shares	37
Marketing and Distribution—ETF Shares	26
Marketing and Distribution—Institutional Shares	2
Custodian Fees	12
Shareholders’ Reports and Proxy Fees—ETF Shares	50
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	708
Net Investment Income	9,033
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	84,297
Futures Contracts	(12)
Swap Contracts	473
Realized Net Gain (Loss)	84,758
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(55,111)
Futures Contracts	(84)
Swap Contracts	(157)
Change in Unrealized Appreciation (Depreciation)	(55,352)
Net Increase (Decrease) in Net Assets Resulting from Operations	38,439
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $54,000, ($1,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $104,252,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

S&P Mid-Cap 400 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,033	17,567
Realized Net Gain (Loss)	84,758	20,796
Change in Unrealized Appreciation (Depreciation)	(55,352)	113,479
Net Increase (Decrease) in Net Assets Resulting from Operations	38,439	151,842
Distributions
ETF Shares	(15,858)	(13,008)
Institutional Shares	(2,134)	(1,689)
Total Distributions	(17,992)	(14,697)
Capital Share Transactions
ETF Shares	(8,080)	(14,499)
Institutional Shares	(16,060)	8,975
Net Increase (Decrease) from Capital Share Transactions	(24,140)	(5,524)
Total Increase (Decrease)	(3,693)	131,621
Net Assets
Beginning of Period	1,042,681	911,060
End of Period	1,038,988	1,042,681
See accompanying Notes, which are an integral part of the Financial Statements.
25

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$94.72	$82.68	$76.82	$82.65	$54.80	$58.77
Investment Operations
Net Investment Income[2]	.822	1.575	1.383	1.442	1.244	1.212
Net Realized and Unrealized Gain (Loss) on Investments	2.453	11.794	5.987	(5.769)	28.198	(4.044)
Total from Investment Operations	3.275	13.369	7.370	(4.327)	29.442	(2.832)
Distributions
Dividends from Net Investment Income	(1.665)	(1.329)	(1.510)	(1.503)	(1.592)	(1.138)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.665)	(1.329)	(1.510)	(1.503)	(1.592)	(1.138)
Net Asset Value, End of Period	$96.33	$94.72	$82.68	$76.82	$82.65	$54.80
Total Return	3.47%	16.34%	9.79%	-5.34%	54.51%	-5.10%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$929	$919	$812	$807	$822	$501
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.74%	1.85%	1.75%	1.79%	1.72%	2.13%
Portfolio Turnover Rate[3]	29%	41%	43%	33%	36%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

S&P Mid-Cap 400 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$380.08	$331.78	$308.23	$331.49	$219.78	$235.62
Investment Operations
Net Investment Income[1]	3.496	6.508	5.762	6.147	5.090	5.011
Net Realized and Unrealized Gain (Loss) on Investments	9.799	47.369	24.063	(23.292)	113.153	(16.157)
Total from Investment Operations	13.295	53.877	29.825	(17.145)	118.243	(11.146)
Distributions
Dividends from Net Investment Income	(6.935)	(5.577)	(6.275)	(6.115)	(6.533)	(4.694)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(6.935)	(5.577)	(6.275)	(6.115)	(6.533)	(4.694)
Net Asset Value, End of Period	$386.44	$380.08	$331.78	$308.23	$331.49	$219.78
Total Return	3.51%	16.39%	9.88%	-5.23%	54.62%	-5.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$110	$123	$99	$79	$162	$160
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.84%	1.90%	1.81%	1.90%	1.79%	2.21%
Portfolio Turnover Rate[2]	29%	41%	43%	33%	36%	51%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

S&P Mid-Cap 400 Value Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open total return swap contracts at February 28, 2025.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
28

S&P Mid-Cap 400 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $28,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
29

S&P Mid-Cap 400 Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,037,694	—	—	1,037,694
Temporary Cash Investments	200	—	—	200
Total	1,037,894	—	—	1,037,894

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(25)	—	—	(25)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	944,893
Gross Unrealized Appreciation	156,950
Gross Unrealized Depreciation	(63,974)
Net Unrealized Appreciation (Depreciation)	92,976
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $289,674,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $305,777,000 of investment securities and sold $320,887,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $267,424,000 and $280,506,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $241,607,000 and sales were $118,595,000, resulting in net realized loss of $6,420,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	273,316	2,840	230,105	2,705
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(281,396)	(2,900)	(244,604)	(2,825)
Net Increase (Decrease)—ETF Shares	(8,080)	(60)	(14,499)	(120)
Institutional Shares
Issued	5,874	14	22,338	67
Issued in Lieu of Cash Distributions	1,834	5	1,530	4
Redeemed	(23,768)	(60)	(14,893)	(43)
Net Increase (Decrease)—Institutional Shares	(16,060)	(41)	8,975	28
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
30

S&P Mid-Cap 400 Value Index Fund
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2025, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
31

S&P Mid-Cap 400 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communication Services (1.3%)
*	TKO Group Holdings Inc. Class A	56,274	8,477
	New York Times Co. Class A	74,518	3,584
	Warner Music Group Corp. Class A	57,420	1,935
	Iridium Communications Inc.	47,256	1,491
			15,487
Consumer Discretionary (16.0%)
	Williams-Sonoma Inc.	106,836	20,788
*	Burlington Stores Inc.	53,257	13,279
	Texas Roadhouse Inc. Class A	56,417	10,386
*	Duolingo Inc. Class A	32,049	10,002
	Toll Brothers Inc.	85,388	9,533
*	Light & Wonder Inc.	74,677	8,325
*	TopBuild Corp.	24,796	7,597
	Churchill Downs Inc.	62,153	7,365
	Murphy USA Inc.	15,585	7,313
	Wyndham Hotels & Resorts Inc.	65,780	7,126
	Dick's Sporting Goods Inc.	29,348	6,606
*	Planet Fitness Inc. Class A	71,187	6,588
	H&R Block Inc.	115,892	6,317
	Service Corp. International	74,606	6,043
	Wingstop Inc.	24,705	5,800
	Somnigroup International Inc.	86,639	5,535
*	Chewy Inc. Class A	139,383	5,193
[1]	Hyatt Hotels Corp. Class A	35,762	5,041
*	Floor & Decor Holdings Inc. Class A	50,781	4,907
*	Crocs Inc.	49,284	4,907
*	Abercrombie & Fitch Co. Class A	43,192	4,448
*	Grand Canyon Education Inc.	24,307	4,371
*	Valvoline Inc.	108,981	4,019
*	GameStop Corp. Class A	151,188	3,786
	Travel + Leisure Co.	57,848	3,229
*	Ollie's Bargain Outlet Holdings Inc.	30,607	3,168
	Choice Hotels International Inc.	18,887	2,706
	Vail Resorts Inc.	16,791	2,670
	Boyd Gaming Corp.	34,192	2,607
*	Hilton Grand Vacations Inc.	52,440	2,250
*	RH	6,327	2,038
	Gentex Corp.	78,810	1,917
	KB Home	30,952	1,888
*	YETI Holdings Inc.	30,175	1,075
	Wendy's Co.	65,266	1,012
			199,835
Consumer Staples (4.4%)
*	Sprouts Farmers Market Inc.	84,558	12,548
	Casey's General Stores Inc.	21,655	8,970
	Coca-Cola Consolidated Inc.	4,986	7,066
*	BJ's Wholesale Club Holdings Inc.	52,695	5,336
*	BellRing Brands Inc.	50,274	3,684
*	elf Beauty Inc.	47,634	3,346
	Ingredion Inc.	23,696	3,095
*	Maplebear Inc.	62,954	2,587
*	Post Holdings Inc.	22,415	2,544
*	Celsius Holdings Inc.	85,172	2,188
*	Pilgrim's Pride Corp.	34,036	1,851
	Lancaster Colony Corp.	8,008	1,531
			54,746
Energy (3.1%)
	DT Midstream Inc.	82,163	7,895
32

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Permian Resources Corp.	538,243	7,584
	Viper Energy Inc. Class A	107,864	5,023
*	CNX Resources Corp.	126,241	3,648
	Range Resources Corp.	93,888	3,485
	Matador Resources Co.	62,820	3,288
	Antero Midstream Corp.	142,386	2,414
*	Valaris Ltd.	55,318	1,975
	ChampionX Corp.	64,373	1,918
	Weatherford International plc	29,460	1,824
			39,054
Financials (16.5%)
	Interactive Brokers Group Inc. Class A	92,073	18,820
	Equitable Holdings Inc.	264,980	14,579
	East West Bancorp Inc.	117,242	11,071
	RenaissanceRe Holdings Ltd.	43,925	10,438
	Primerica Inc.	28,222	8,184
	Kinsale Capital Group Inc.	18,708	8,079
	Western Alliance Bancorp	92,237	8,017
	Houlihan Lokey Inc. Class A	45,316	7,856
	Evercore Inc. Class A	29,940	7,240
	Morningstar Inc.	22,845	7,167
	Stifel Financial Corp.	61,460	6,527
	Ryan Specialty Holdings Inc. Class A	89,971	6,297
*	Shift4 Payments Inc. Class A	58,068	5,734
	Hamilton Lane Inc. Class A	35,327	5,522
	SLM Corp.	179,589	5,422
	RLI Corp.	70,527	5,366
	Cullen/Frost Bankers Inc.	37,969	5,203
	Jefferies Financial Group Inc.	72,769	4,817
	Pinnacle Financial Partners Inc.	41,426	4,733
	SEI Investments Co.	50,543	4,046
	Commerce Bancshares Inc.	59,078	3,843
*	WEX Inc.	23,554	3,700
	UMB Financial Corp.	33,380	3,683
	Wintrust Financial Corp.	29,250	3,641
	American Financial Group Inc.	26,863	3,392
	Carlyle Group Inc.	66,037	3,291
	Voya Financial Inc.	42,310	3,057
	Synovus Financial Corp.	58,710	3,046
	Zions Bancorp NA	49,959	2,700
	MGIC Investment Corp.	102,818	2,530
	FirstCash Holdings Inc.	21,060	2,365
	First Financial Bankshares Inc.	60,877	2,293
	International Bancshares Corp.	32,098	2,151
*	Euronet Worldwide Inc.	20,585	2,109
	Glacier Bancorp Inc.	43,121	2,106
	Janus Henderson Group plc	42,980	1,814
	Affiliated Managers Group Inc.	10,474	1,790
	Home BancShares Inc.	59,343	1,777
	Federated Hermes Inc. Class B	40,133	1,555
			205,961
Health Care (11.1%)
*	United Therapeutics Corp.	37,755	12,083
*	Neurocrine Biosciences Inc.	85,622	10,165
*	Exelixis Inc.	241,497	9,344
*	Sarepta Therapeutics Inc.	80,776	8,623
*	HealthEquity Inc.	73,846	8,105
*	Globus Medical Inc. Class A	96,179	7,725
*	Doximity Inc. Class A	108,358	7,639
*	Masimo Corp.	37,583	7,095
*	Medpace Holdings Inc.	21,552	7,054
*	Halozyme Therapeutics Inc.	107,587	6,364
	Ensign Group Inc.	48,119	6,215
*	Tenet Healthcare Corp.	49,056	6,210
*	Illumina Inc.	69,739	6,189
	Encompass Health Corp.	60,491	6,058
*	Penumbra Inc.	21,094	6,021
*	Lantheus Holdings Inc.	58,794	5,516
*	Roivant Sciences Ltd.	363,216	3,901
33

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
	Chemed Corp.	5,826	3,500
*	Repligen Corp.	18,501	2,946
*	Cytokinetics Inc.	49,880	2,294
	Bruker Corp.	43,030	2,032
*	Haemonetics Corp.	24,605	1,612
*	LivaNova plc	18,856	785
*	Sotera Health Co.	59,593	743
			138,219
Industrials (25.3%)
	RB Global Inc.	155,951	15,966
	EMCOR Group Inc.	38,902	15,907
	Carlisle Cos. Inc.	38,226	13,026
	Owens Corning	72,541	11,174
	Comfort Systems USA Inc.	30,003	10,901
	Curtiss-Wright Corp.	32,092	10,323
	Woodward Inc.	50,449	9,535
*	RBC Bearings Inc.	26,417	9,489
	Watsco Inc.	18,260	9,209
*	Saia Inc.	22,491	9,209
*	Clean Harbors Inc.	42,847	9,150
	nVent Electric plc	139,377	8,410
	Applied Industrial Technologies Inc.	32,516	8,148
	BWX Technologies Inc.	77,331	8,040
*	American Airlines Group Inc.	555,691	7,974
	Mueller Industries Inc.	96,178	7,712
	Acuity Brands Inc.	25,847	7,680
*	Paylocity Holding Corp.	36,771	7,512
	ITT Inc.	48,939	6,912
*	MasTec Inc.	52,060	6,798
*	Chart Industries Inc.	35,560	6,776
	Tetra Tech Inc.	226,397	6,608
*	ExlService Holdings Inc.	136,055	6,592
	Graco Inc.	69,972	6,092
	Esab Corp.	48,053	6,021
	AECOM	60,085	6,011
*	XPO Inc.	48,232	5,931
	Lincoln Electric Holdings Inc.	27,199	5,622
*	Core & Main Inc. Class A	101,008	5,152
*	Kirby Corp.	48,539	5,059
	AAON Inc.	57,049	4,381
	Valmont Industries Inc.	12,369	4,309
	Flowserve Corp.	77,774	4,281
	Donaldson Co. Inc.	57,725	3,988
	Genpact Ltd.	72,730	3,871
	Simpson Manufacturing Co. Inc.	23,536	3,869
*	CACI International Inc. Class A	11,369	3,807
	Crane Co.	21,807	3,554
	Advanced Drainage Systems Inc.	28,643	3,191
	Ryder System Inc.	18,957	3,118
	GATX Corp.	18,634	3,113
	Toro Co.	36,450	2,924
*	Trex Co. Inc.	44,400	2,739
	MSA Safety Inc.	16,616	2,720
	Watts Water Technologies Inc. Class A	11,805	2,533
	KBR Inc.	47,313	2,320
*	Parsons Corp.	39,513	2,300
	Exponent Inc.	25,748	2,180
	Hexcel Corp.	34,232	2,169
	Brink's Co.	18,434	1,734
			316,040
Information Technology (13.0%)
*	Dynatrace Inc.	252,410	14,451
*	DocuSign Inc.	171,642	14,276
*	Guidewire Software Inc.	70,626	14,218
*	Pure Storage Inc. Class A	263,254	13,813
*	Coherent Corp.	130,794	9,834
*	Manhattan Associates Inc.	51,645	9,135
*	Commvault Systems Inc.	36,973	6,306
*	Fabrinet	30,668	6,135
34

S&P Mid-Cap 400 Growth Index Fund
		Shares	Market Value• ($000)
*	Aspen Technology Inc.	22,466	5,959
*	Ciena Corp.	73,283	5,831
*	MACOM Technology Solutions Holdings Inc.	48,983	5,665
*	Rambus Inc.	90,130	5,037
*	Kyndryl Holdings Inc.	109,997	4,189
*	Appfolio Inc. Class A	19,520	4,187
	Belden Inc.	34,111	3,753
*	Lattice Semiconductor Corp.	57,172	3,564
*	Altair Engineering Inc. Class A	31,844	3,554
*	Onto Innovation Inc.	23,388	3,407
*	Dropbox Inc. Class A	114,821	2,983
*	Cirrus Logic Inc.	27,409	2,856
*	Novanta Inc.	18,527	2,680
	Universal Display Corp.	17,162	2,636
*	Lumentum Holdings Inc.	36,602	2,574
*	Qualys Inc.	17,942	2,359
	MKS Instruments Inc.	23,326	2,142
	Vontier Corp.	53,304	1,991
	Cognex Corp.	57,988	1,902
*	Silicon Laboratories Inc.	11,782	1,653
*	Blackbaud Inc.	16,270	1,076
	Power Integrations Inc.	16,377	996
*	Allegro MicroSystems Inc.	42,044	938
	Crane NXT Co.	16,658	930
*	Teradata Corp.	28,370	676
			161,706
Materials (4.1%)
	Carpenter Technology Corp.	42,153	8,729
	RPM International Inc.	62,037	7,686
	Eagle Materials Inc.	28,365	6,416
	Louisiana-Pacific Corp.	52,864	5,269
*	Knife River Corp.	47,876	4,581
	AptarGroup Inc.	29,826	4,377
	Royal Gold Inc.	25,022	3,678
*	Axalta Coating Systems Ltd.	99,576	3,606
	Graphic Packaging Holding Co.	98,971	2,640
	Cabot Corp.	25,949	2,232
	NewMarket Corp.	2,860	1,630
	Scotts Miracle-Gro Co.	13,355	782
			51,626
Real Estate (4.8%)
	Lamar Advertising Co. Class A	46,850	5,820
*	Jones Lang LaSalle Inc.	21,267	5,782
	Equity LifeStyle Properties Inc.	80,778	5,540
	Gaming & Leisure Properties Inc.	99,779	5,004
	Vornado Realty Trust	102,391	4,305
	CubeSmart	103,273	4,263
	Brixmor Property Group Inc.	137,937	3,857
	American Homes 4 Rent Class A	101,938	3,773
	EastGroup Properties Inc.	19,646	3,592
	First Industrial Realty Trust Inc.	60,440	3,450
	Omega Healthcare Investors Inc.	91,310	3,364
	Agree Realty Corp.	35,803	2,642
	Independence Realty Trust Inc.	113,950	2,484
	National Storage Affiliates Trust	59,281	2,289
	Kite Realty Group Trust	79,793	1,830
	COPT Defense Properties	49,539	1,339
	Park Hotels & Resorts Inc.	85,666	1,052
			60,386
Utilities (0.3%)
	IDACORP Inc.	18,457	2,176
	Ormat Technologies Inc.	21,901	1,530
			3,706
Total Common Stocks (Cost $1,022,749)			1,246,766
35

S&P Mid-Cap 400 Growth Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund, 4.351% (Cost $2,158)	21,584	2,158
Total Investments (100.1%) (Cost $1,024,907)		1,248,924
Other Assets and Liabilities—Net (-0.1%)		(634)
Net Assets (100%)		1,248,290
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,240,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,250,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	March 2025	4	1,240	(5)
See accompanying Notes, which are an integral part of the Financial Statements.
36

S&P Mid-Cap 400 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,022,749)	1,246,766
Affiliated Issuers (Cost $2,158)	2,158
Total Investments in Securities	1,248,924
Investment in Vanguard	34
Cash	1,250
Cash Collateral Pledged—Futures Contracts	60
Receivables for Accrued Income	449
Receivables for Capital Shares Issued	108
Variation Margin Receivable—Futures Contracts	9
Total Assets	1,250,834
Liabilities
Payables for Investment Securities Purchased	1,251
Collateral for Securities on Loan	1,250
Payables for Capital Shares Redeemed	2
Payables to Vanguard	41
Total Liabilities	2,544
Net Assets	1,248,290
1 Includes $1,240,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	1,359,878
Total Distributable Earnings (Loss)	(111,588)
Net Assets	1,248,290

ETF Shares—Net Assets
Applicable to 9,960,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,100,103
Net Asset Value Per Share—ETF Shares	$110.45

Institutional Shares—Net Assets
Applicable to 336,544 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	148,187
Net Asset Value Per Share—Institutional Shares	$440.32
See accompanying Notes, which are an integral part of the Financial Statements.
37

S&P Mid-Cap 400 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	5,327
Interest[2]	22
Securities Lending—Net	17
Total Income	5,366
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative—ETF Shares	677
Management and Administrative—Institutional Shares	49
Marketing and Distribution—ETF Shares	28
Marketing and Distribution—Institutional Shares	3
Custodian Fees	9
Shareholders’ Reports and Proxy Fees—ETF Shares	59
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	845
Net Investment Income	4,521
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	7,188
Futures Contracts	(42)
Realized Net Gain (Loss)	7,146
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(34,950)
Futures Contracts	(56)
Change in Unrealized Appreciation (Depreciation)	(35,006)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,339)
1	Dividends are net of foreign withholding taxes of $17,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20,000, ($1,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $34,161,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
38

S&P Mid-Cap 400 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,521	10,948
Realized Net Gain (Loss)	7,146	78,585
Change in Unrealized Appreciation (Depreciation)	(35,006)	112,177
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,339)	201,710
Distributions
ETF Shares	(8,641)	(9,419)
Institutional Shares	(1,218)	(2,206)
Total Distributions	(9,859)	(11,625)
Capital Share Transactions
ETF Shares	68,877	119,111
Institutional Shares	(18,549)	(40,646)
Net Increase (Decrease) from Capital Share Transactions	50,328	78,465
Total Increase (Decrease)	17,130	268,550
Net Assets
Beginning of Period	1,231,160	962,610
End of Period	1,248,290	1,231,160
See accompanying Notes, which are an integral part of the Financial Statements.
39

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$113.32	$94.90	$86.30	$102.72	$76.26	$68.85
Investment Operations
Net Investment Income[2]	.405	1.026	.988	.809	.526	.680
Net Realized and Unrealized Gain (Loss) on Investments	(2.388)	18.521	8.500	(16.729)	26.594	7.591
Total from Investment Operations	(1.983)	19.547	9.488	(15.920)	27.120	8.271
Distributions
Dividends from Net Investment Income	(.887)	(1.127)	(.888)	(.500)	(.660)	(.861)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.887)	(1.127)	(.888)	(.500)	(.660)	(.861)
Net Asset Value, End of Period	$110.45	$113.32	$94.90	$86.30	$102.72	$76.26
Total Return	-1.77%	20.80%	11.12%	-15.57%	35.70%	12.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,100	$1,061	$785	$725	$925	$774
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.72%	1.00%	1.12%	0.85%	0.57%	0.98%
Portfolio Turnover Rate[3]	30%	48%	48%	44%	40%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
40

S&P Mid-Cap 400 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$451.83	$378.38	$344.11	$409.55	$303.97	$274.38
Investment Operations
Net Investment Income[1]	1.787	4.381	4.208	3.533	2.347	2.925
Net Realized and Unrealized Gain (Loss) on Investments	(9.531)	73.820	33.855	(66.731)	106.033	30.247
Total from Investment Operations	(7.744)	78.201	38.063	(63.198)	108.380	33.172
Distributions
Dividends from Net Investment Income	(3.766)	(4.751)	(3.793)	(2.242)	(2.800)	(3.582)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.766)	(4.751)	(3.793)	(2.242)	(2.800)	(3.582)
Net Asset Value, End of Period	$440.32	$451.83	$378.38	$344.11	$409.55	$303.97
Total Return	-1.74%	20.86%	11.21%	-15.50%	35.80%	12.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$148	$170	$177	$125	$151	$213
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.80%	1.08%	1.19%	0.94%	0.65%	1.06%
Portfolio Turnover Rate[2]	30%	48%	48%	44%	40%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
41

S&P Mid-Cap 400 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Mid-Cap 400 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
42

S&P Mid-Cap 400 Growth Index Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,025,401
Gross Unrealized Appreciation	272,214
Gross Unrealized Depreciation	(48,696)
Net Unrealized Appreciation (Depreciation)	223,518
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $342,193,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $384,263,000 of investment securities and sold $380,954,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $123,364,000 and $80,848,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $113,494,000 and sales were $220,261,000, resulting in net realized loss of $17,430,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
43

S&P Mid-Cap 400 Growth Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	153,032	1,320	283,173	2,645
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(84,155)	(720)	(164,062)	(1,560)
Net Increase (Decrease)—ETF Shares	68,877	600	119,111	1,085
Institutional Shares
Issued	10,659	24	30,040	68
Issued in Lieu of Cash Distributions	1,218	3	2,206	6
Redeemed	(30,426)	(67)	(72,892)	(166)
Net Increase (Decrease)—Institutional Shares	(18,549)	(40)	(40,646)	(92)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18422 042025
44

Financial Statements
For the six-months ended February 28, 2025
Vanguard S&P Small-Cap 600 Index Funds
Vanguard S&P Small-Cap 600 Index Fund
Vanguard S&P Small-Cap 600 Value Index Fund
Vanguard S&P Small-Cap 600 Growth Index Fund

Contents
S&P Small-Cap 600 Index Fund	1
S&P Small-Cap 600 Value Index Fund	20
S&P Small-Cap 600 Growth Index Fund	36

S&P Small-Cap 600 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Communication Services (3.3%)
*	Lumen Technologies Inc.	3,474,156	16,398
*	EchoStar Corp. Class A	413,679	12,919
	Telephone & Data Systems Inc.	333,870	12,053
*	Madison Square Garden Sports Corp.	57,314	11,674
*	IAC Inc.	242,493	11,208
	Cogent Communications Holdings Inc.	144,556	10,563
	TEGNA Inc.	551,711	10,041
*	Cargurus Inc. Class A	301,128	9,693
*	Cinemark Holdings Inc.	365,608	9,363
*	Yelp Inc. Class A	225,383	7,733
*	Ziff Davis Inc.	146,359	6,009
	John Wiley & Sons Inc. Class A	141,198	5,631
*	TripAdvisor Inc.	376,956	5,579
	Cable One Inc.	15,762	4,101
*	QuinStreet Inc.	192,691	3,773
*	Cars.com Inc.	204,051	2,693
*	Thryv Holdings Inc.	137,629	2,373
	Scholastic Corp.	84,679	1,854
	Shutterstock Inc.	81,939	1,761
	Shenandoah Telecommunications Co.	156,869	1,696
*	Gogo Inc.	203,231	1,490
*	TechTarget Inc.	89,369	1,311
			149,916
Consumer Discretionary (14.1%)
	VF Corp.	1,132,857	28,242
	Bath & Body Works Inc.	750,072	27,175
*	Brinker International Inc.	152,095	25,070
	Group 1 Automotive Inc.	44,496	20,450
*	Stride Inc.	146,736	20,074
*	Etsy Inc.	385,102	19,713
*	Champion Homes Inc.	180,781	18,530
*	Asbury Automotive Group Inc.	67,046	17,995
	Meritage Homes Corp.	247,703	17,951
*	Shake Shack Inc. Class A	137,034	14,882
*	Cavco Industries Inc.	27,759	14,560
	Six Flags Entertainment Corp.	319,289	14,039
	Installed Building Products Inc.	79,499	13,626
*	Adtalem Global Education Inc.	128,360	13,133
*	Boot Barn Holdings Inc.	104,490	12,793
*	Dorman Products Inc.	92,981	12,223
	Academy Sports & Outdoors Inc.	240,681	11,935
*	Frontdoor Inc.	259,603	11,807
*	Urban Outfitters Inc.	192,647	11,210
	Kontoor Brands Inc.	169,870	11,048
*	Penn Entertainment Inc.	512,284	11,019
*	M/I Homes Inc.	93,130	10,908
	Patrick Industries Inc.	115,042	10,423
*	Tri Pointe Homes Inc.	320,359	10,143
	Newell Brands Inc.	1,424,187	9,143
	LCI Industries	87,177	9,051
[1]	Cheesecake Factory Inc.	160,774	8,687
	Steven Madden Ltd.	247,079	8,102
	Signet Jewelers Ltd.	150,796	7,890
	American Eagle Outfitters Inc.	598,303	7,832
	Advance Auto Parts Inc.	203,151	7,496
*	Hanesbrands Inc.	1,206,701	7,276
*	Victoria's Secret & Co.	268,816	7,185
	Phinia Inc.	144,005	7,101
	Strategic Education Inc.	83,294	6,708

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Dana Inc.	441,809	6,570
	Century Communities Inc.	94,410	6,555
	La-Z-Boy Inc.	143,175	6,477
*	Green Brick Partners Inc.	105,114	6,278
	Acushnet Holdings Corp.	93,653	6,022
*	Sonos Inc.	416,899	5,511
*	Sabre Corp.	1,319,277	5,449
	Perdoceo Education Corp.	211,525	5,415
*	LGI Homes Inc.	70,820	5,200
	Carter's Inc.	123,358	5,091
	Papa John's International Inc.	111,769	5,069
*	Foot Locker Inc.	282,525	4,893
*	Adient plc	298,406	4,724
[1]	Kohl's Corp.	380,459	4,341
*	Helen of Troy Ltd.	78,228	4,305
	Upbound Group Inc.	166,623	4,302
	Leggett & Platt Inc.	459,296	4,212
	Buckle Inc.	102,178	4,092
	Wolverine World Wide Inc.	273,940	4,052
	Winnebago Industries Inc.	98,789	3,992
	Monarch Casino & Resort Inc.	43,448	3,979
*	Fox Factory Holding Corp.	142,753	3,959
*	G-III Apparel Group Ltd.	132,200	3,579
*	Gentherm Inc.	106,077	3,509
	Cracker Barrel Old Country Store Inc.	76,021	3,443
*	National Vision Holdings Inc.	269,605	3,427
	Sonic Automotive Inc. Class A	50,058	3,412
*	Topgolf Callaway Brands Corp.	485,882	3,173
*	Sally Beauty Holdings Inc.	348,755	3,146
	Oxford Industries Inc.	50,626	3,140
*	BJ's Restaurants Inc.	78,052	2,976
*	Mister Car Wash Inc.	318,824	2,707
*	XPEL Inc.	77,653	2,596
	Jack in the Box Inc.	65,322	2,511
	Bloomin' Brands Inc.	258,528	2,425
	Sturm Ruger & Co. Inc.	57,454	2,267
*	Dave & Buster's Entertainment Inc.	107,462	2,245
*	Dream Finders Homes Inc. Class A	93,274	2,230
	Ethan Allen Interiors Inc.	77,904	2,220
	Golden Entertainment Inc.	70,132	2,180
	Standard Motor Products Inc.	70,737	2,018
*	American Axle & Manufacturing Holdings Inc.	400,607	1,987
	Caleres Inc.	121,211	1,959
	Monro Inc.	103,053	1,835
*	MarineMax Inc.	68,398	1,734
*	ODP Corp.	103,745	1,614
	Shoe Carnival Inc.	60,162	1,332
	Guess? Inc.	93,828	953
			640,526
Consumer Staples (2.9%)
	Cal-Maine Foods Inc.	139,335	12,595
*	Simply Good Foods Co.	312,246	11,787
	WD-40 Co.	46,396	11,071
	Interparfums Inc.	61,394	8,529
	PriceSmart Inc.	85,008	7,599
*	Chefs' Warehouse Inc.	117,817	7,373
	J & J Snack Foods Corp.	53,206	6,993
	Energizer Holdings Inc.	223,631	6,872
*	United Natural Foods Inc.	205,109	6,521
*	Central Garden & Pet Co. Class A	177,521	5,588
	Edgewell Personal Care Co.	166,640	5,244
*	TreeHouse Foods Inc.	157,730	4,965
	Andersons Inc.	109,903	4,702
	Universal Corp.	84,465	4,528
[1]	WK Kellogg Co.	227,087	4,501
*	Grocery Outlet Holding Corp.	332,584	3,948
	Fresh Del Monte Produce Inc.	114,930	3,504
	National Beverage Corp.	80,094	3,190
	SpartanNash Co.	116,179	2,346

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	John B Sanfilippo & Son Inc.	30,716	2,171
	B&G Foods Inc.	270,922	1,810
	Tootsie Roll Industries Inc.	56,249	1,743
	MGP Ingredients Inc.	48,468	1,587
*	Central Garden & Pet Co.	33,076	1,167
*	USANA Health Sciences Inc.	38,050	1,126
*	Hain Celestial Group Inc.	307,082	1,099
			132,559
Energy (4.5%)
	Archrock Inc.	599,794	16,266
	Magnolia Oil & Gas Corp. Class A	653,923	15,308
	Core Natural Resources Inc.	173,690	12,897
	SM Energy Co.	391,692	12,812
	Cactus Inc. Class A	228,244	11,992
	California Resources Corp.	244,869	10,926
	Northern Oil & Gas Inc.	339,931	10,708
	Patterson-UTI Energy Inc.	1,215,388	10,100
	Liberty Energy Inc. Class A	559,545	9,663
	Helmerich & Payne Inc.	338,175	8,965
*	Oceaneering International Inc.	346,110	7,646
	Crescent Energy Co. Class A	597,917	7,546
*	Tidewater Inc.	164,827	7,519
	World Kinect Corp.	198,775	5,951
	Peabody Energy Corp.	415,949	5,736
*	Comstock Resources Inc.	310,181	5,577
[1]	Atlas Energy Solutions Inc.	245,564	4,759
	International Seaways Inc.	138,089	4,603
*	Helix Energy Solutions Group Inc.	490,833	4,231
*	Talos Energy Inc.	426,320	3,837
*	Bristow Group Inc. Class A	84,221	3,120
*	Par Pacific Holdings Inc.	191,574	2,753
	Dorian LPG Ltd.	124,437	2,534
*	Vital Energy Inc.	92,207	2,463
*	Innovex International Inc.	128,465	2,352
	Core Laboratories Inc.	160,490	2,348
*	ProPetro Holding Corp.	270,708	2,285
	CVR Energy Inc.	116,554	2,147
*	REX American Resources Corp.	53,212	2,055
	RPC Inc.	282,096	1,574
*	Green Plains Inc.	222,382	1,305
*	Nabors Industries Ltd.	30,492	1,225
			203,203
Financials (19.3%)
*	Mr. Cooper Group Inc.	219,038	24,613
	Jackson Financial Inc. Class A	252,871	23,171
	Lincoln National Corp.	583,146	22,743
	Moelis & Co. Class A	241,652	17,070
	Radian Group Inc.	509,872	16,780
	Piper Sandler Cos.	54,287	15,723
	ServisFirst Bancshares Inc.	171,829	15,705
	Assured Guaranty Ltd.	163,814	14,306
	Ameris Bancorp	221,452	14,301
	United Community Banks Inc.	408,418	13,163
	StepStone Group Inc. Class A	216,478	13,023
	PJT Partners Inc. Class A	81,135	12,922
	BGC Group Inc. Class A	1,267,618	12,549
*	Axos Financial Inc.	185,695	12,404
	Fulton Financial Corp.	623,201	12,352
	Blackstone Mortgage Trust Inc. Class A	592,165	12,305
	First Hawaiian Inc.	437,793	11,781
*	StoneX Group Inc.	97,120	11,719
*	Palomar Holdings Inc.	90,614	11,658
	HA Sustainable Infrastructure Capital Inc.	405,650	11,654
	Cathay General Bancorp	243,753	11,444
	Community Financial System Inc.	179,967	11,390
	Atlantic Union Bankshares Corp.	307,368	10,964
	WSFS Financial Corp.	201,657	10,948
	First Bancorp	557,504	10,855
	Goosehead Insurance Inc. Class A	83,525	10,291

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Genworth Financial Inc. Class A	1,462,129	10,162
	Artisan Partners Asset Management Inc. Class A	239,878	10,128
	Virtu Financial Inc. Class A	276,589	10,112
	Independent Bank Corp.	145,485	9,974
*	NMI Holdings Inc. Class A	270,927	9,873
	Bank of Hawaii Corp.	136,084	9,828
	BankUnited Inc.	255,933	9,618
	Simmons First National Corp. Class A	429,907	9,445
	Walker & Dunlop Inc.	109,847	9,411
*	Enova International Inc.	89,737	9,273
	Bread Financial Holdings Inc.	170,223	9,192
*	Bancorp Inc.	164,109	9,161
	CVB Financial Corp.	449,570	9,068
	First Financial Bancorp	326,975	8,962
	Park National Corp.	49,797	8,288
	WaFd Inc.	278,093	8,229
	Seacoast Banking Corp. of Florida	289,965	8,200
	Provident Financial Services Inc.	446,828	8,155
	Banner Corp.	117,997	8,139
	EVERTEC Inc.	217,816	8,133
	BancFirst Corp.	68,066	8,124
	Cohen & Steers Inc.	91,743	8,018
[1]	Arbor Realty Trust Inc.	645,585	7,967
	Pacific Premier Bancorp Inc.	330,260	7,890
	Renasant Corp.	217,650	7,879
	NBT Bancorp Inc.	161,519	7,713
	Trustmark Corp.	209,429	7,663
*	Payoneer Global Inc.	879,098	7,516
*	NCR Atleos Corp.	248,197	7,059
	Banc of California Inc.	471,641	7,013
	Stewart Information Services Corp.	94,949	6,760
	OFG Bancorp	157,139	6,677
	Pathward Financial Inc.	85,071	6,594
	FB Financial Corp.	119,863	6,055
	City Holding Co.	50,334	5,989
	First Bancorp (XNGS)	141,589	5,941
	Horace Mann Educators Corp.	139,433	5,902
	Lakeland Financial Corp.	87,347	5,801
	First Commonwealth Financial Corp.	347,282	5,709
	Northwest Bancshares Inc.	436,005	5,502
	National Bank Holdings Corp. Class A	130,093	5,447
*	Customers Bancorp Inc.	99,833	5,391
	S&T Bancorp Inc.	131,024	5,270
*	Triumph Financial Inc.	75,121	5,172
	Hilltop Holdings Inc.	157,918	5,052
	Two Harbors Investment Corp.	354,673	5,029
	Veritex Holdings Inc.	186,299	4,907
	Mercury General Corp.	90,908	4,903
*	SiriusPoint Ltd.	315,458	4,839
	Westamerica Bancorp	91,381	4,763
	Stellar Bancorp Inc.	162,821	4,736
	Hope Bancorp Inc.	412,394	4,503
*	Donnelley Financial Solutions Inc.	90,839	4,503
	Ellington Financial Inc.	310,849	4,461
	Apollo Commercial Real Estate Finance Inc.	435,211	4,409
	Employers Holdings Inc.	84,663	4,386
	PennyMac Mortgage Investment Trust	297,137	4,353
	Virtus Investment Partners Inc.	22,585	4,241
	Dime Community Bancshares Inc.	134,546	4,171
	Berkshire Hills Bancorp Inc.	143,968	4,102
	PROG Holdings Inc.	142,116	4,032
[1]	Ready Capital Corp.	577,149	4,000
*	Trupanion Inc.	114,287	3,947
	Safety Insurance Group Inc.	50,811	3,869
	HCI Group Inc.	29,079	3,829
	Franklin BSP Realty Trust Inc.	280,107	3,795
	Navient Corp.	264,801	3,789
	Preferred Bank	42,433	3,766
	ARMOUR Residential REIT Inc.	191,266	3,644
	Brookline Bancorp Inc.	305,153	3,601

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	WisdomTree Inc.	392,876	3,583
	AMERISAFE Inc.	65,229	3,357
*	Encore Capital Group Inc.	81,063	3,057
	Redwood Trust Inc.	452,433	3,022
	Southside Bancshares Inc.	97,503	2,998
	Heritage Financial Corp.	116,814	2,952
	Tompkins Financial Corp.	42,830	2,951
*	PRA Group Inc.	134,911	2,824
*	ProAssurance Corp.	174,647	2,732
	Central Pacific Financial Corp.	92,437	2,684
	Capitol Federal Financial Inc.	418,932	2,480
	Hanmi Financial Corp.	102,387	2,458
*	EZCORP Inc. Class A	175,520	2,415
	Eagle Bancorp Inc.	103,097	2,398
	Acadian Asset Management Inc.	95,503	2,355
	KKR Real Estate Finance Trust Inc.	200,409	2,223
	New York Mortgage Trust Inc.	309,842	2,172
	TrustCo Bank Corp.	65,148	2,151
	United Fire Group Inc.	72,816	2,044
*	Ambac Financial Group Inc.	162,342	1,576
*	World Acceptance Corp.	11,122	1,500
*	Green Dot Corp. Class A	183,669	1,405
			875,204
Health Care (11.6%)
*	Hims & Hers Health Inc.	654,530	29,513
*	Glaukos Corp.	188,758	22,655
*	Merit Medical Systems Inc.	199,483	20,355
*	Corcept Therapeutics Inc.	319,233	19,339
*	Inspire Medical Systems Inc.	102,589	19,039
*	Alkermes plc	477,883	16,406
*	Krystal Biotech Inc.	86,638	15,530
*	Prestige Consumer Healthcare Inc.	169,117	14,333
*	Integer Holdings Corp.	114,822	14,146
*	TG Therapeutics Inc.	456,934	13,749
*	ADMA Biologics Inc.	809,259	13,264
	Organon & Co.	881,630	13,145
*	RadNet Inc.	223,036	12,372
*	ICU Medical Inc.	83,813	12,264
*	CorVel Corp.	93,239	10,281
*	QuidelOrtho Corp.	225,675	9,025
*	Privia Health Group Inc.	353,425	8,825
*	Catalyst Pharmaceuticals Inc.	383,800	8,785
*	TransMedics Group Inc.	114,905	8,770
*	Vericel Corp.	168,966	8,666
	Concentra Group Holdings Parent Inc.	370,639	8,369
	Patterson Cos. Inc.	268,610	8,364
*	ACADIA Pharmaceuticals Inc.	421,517	8,262
*	Arrowhead Pharmaceuticals Inc.	425,620	8,048
*	Ligand Pharmaceuticals Inc.	64,691	7,907
*	Protagonist Therapeutics Inc.	204,022	7,669
*	Enovis Corp.	191,304	7,394
*	Azenta Inc.	156,024	6,806
	Select Medical Holdings Corp.	357,808	6,509
	LeMaitre Vascular Inc.	70,044	6,434
	CONMED Corp.	105,763	6,258
*	Supernus Pharmaceuticals Inc.	189,047	6,061
*	Omnicell Inc.	158,557	6,035
	Premier Inc. Class A	329,077	5,983
*	Addus HomeCare Corp.	61,410	5,881
*	Dynavax Technologies Corp.	418,463	5,771
*	Progyny Inc.	253,675	5,715
*	UFP Technologies Inc.	24,953	5,679
*	Integra LifeSciences Holdings Corp.	227,156	5,272
*	Tandem Diabetes Care Inc.	224,852	4,978
*	Certara Inc.	374,935	4,492
*	Harmony Biosciences Holdings Inc.	130,645	4,422
*	NeoGenomics Inc.	438,869	4,384
*	Pediatrix Medical Group Inc.	289,449	4,275
*	Fortrea Holdings Inc.	306,781	4,249

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
*	Schrodinger Inc.	189,790	4,234
	US Physical Therapy Inc.	51,555	4,177
*	AdaptHealth Corp. Class A	363,915	4,141
	National HealthCare Corp.	42,212	3,933
*	Pacira BioSciences Inc.	158,447	3,811
*	Xencor Inc.	240,259	3,690
*	Amphastar Pharmaceuticals Inc.	128,396	3,650
*	Astrana Health Inc.	142,363	3,613
*	ANI Pharmaceuticals Inc.	56,838	3,518
*	Innoviva Inc.	188,512	3,378
*	Myriad Genetics Inc.	312,384	3,352
*	AMN Healthcare Services Inc.	130,398	3,302
*	Artivion Inc.	129,477	3,290
*	Collegium Pharmaceutical Inc.	110,416	3,208
*	BioLife Solutions Inc.	123,908	2,974
*	STAAR Surgical Co.	168,558	2,950
	HealthStream Inc.	82,140	2,774
	Embecta Corp.	197,982	2,673
*	Vir Biotechnology Inc.	315,973	2,651
	Mesa Laboratories Inc.	18,558	2,587
*	Arcus Biosciences Inc.	229,505	2,499
*	Owens & Minor Inc.	251,426	2,409
*	Avanos Medical Inc.	156,901	2,361
*	Cytek Biosciences Inc.	358,968	1,612
	Simulations Plus Inc.	55,355	1,604
	Phibro Animal Health Corp. Class A	69,230	1,574
*	Fulgent Genetics Inc.	68,673	1,061
*,2	OmniAb Inc. 12.5 Earnout	27,888	—
*,2	OmniAb Inc. 15 Earnout	27,888	—
			526,705
Industrials (18.0%)
*	Alaska Air Group Inc.	434,600	31,414
*	SPX Technologies Inc.	158,712	23,116
	Armstrong World Industries Inc.	149,178	22,923
	JBT Marel Corp.	159,279	21,025
	Robert Half Inc.	347,454	20,531
	CSW Industrials Inc.	57,560	17,619
	Zurn Elkay Water Solutions Corp.	487,955	17,288
	Federal Signal Corp.	209,193	17,003
	Air Lease Corp. Class A	354,598	16,992
*	Gates Industrial Corp. plc	776,092	16,795
	Moog Inc. Class A	98,472	16,788
	Matson Inc.	113,679	16,378
*	Dycom Industries Inc.	99,632	16,326
	Kadant Inc.	40,205	15,056
	ESCO Technologies Inc.	88,168	14,537
*	AeroVironment Inc.	95,875	14,345
	Arcosa Inc.	166,978	14,006
	Franklin Electric Co. Inc.	134,503	13,739
*	SkyWest Inc.	138,079	13,657
	Boise Cascade Co.	131,485	13,630
	Enpro Inc.	71,878	13,088
*	Verra Mobility Corp. Class A	564,236	12,915
*	GEO Group Inc.	465,876	12,746
	Rush Enterprises Inc. Class A	213,410	12,446
	Granite Construction Inc.	149,623	12,356
	Korn Ferry	178,084	11,691
	ABM Industries Inc.	214,979	11,680
	UniFirst Corp.	51,390	11,045
	Brady Corp. Class A	150,790	10,928
*	GMS Inc.	134,501	10,708
	AZZ Inc.	102,282	9,830
	Griffon Corp.	135,880	9,830
*	RXO Inc.	478,991	9,805
*	Resideo Technologies Inc.	503,144	9,665
	Trinity Industries Inc.	281,301	8,746
	Enerpac Tool Group Corp. Class A	185,545	8,585
	Hub Group Inc. Class A	208,067	8,552
*	Amentum Holdings Inc.	424,831	8,344

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Albany International Corp. Class A	107,165	8,206
*	OPENLANE Inc.	365,829	8,158
*	AAR Corp.	120,782	7,853
*	Mercury Systems Inc.	173,554	7,707
	Standex International Corp.	41,369	7,694
	HNI Corp.	163,671	7,625
*	Everus Construction Group Inc.	174,508	7,259
	Hillenbrand Inc.	240,466	7,190
*	CoreCivic Inc.	377,539	7,083
*	Hayward Holdings Inc.	486,715	7,052
	Werner Enterprises Inc.	211,654	6,891
*	Gibraltar Industries Inc.	103,876	6,826
*	MYR Group Inc.	55,195	6,773
*	Triumph Group Inc.	264,844	6,722
*	JetBlue Airways Corp.	1,021,397	6,659
	ArcBest Corp.	80,131	6,312
	Alamo Group Inc.	35,512	6,214
	CSG Systems International Inc.	95,319	6,129
*	Masterbrand Inc.	435,143	6,088
	Greenbrier Cos. Inc.	107,322	6,031
	Kennametal Inc.	266,137	5,890
	Pitney Bowes Inc.	541,230	5,861
*	DNOW Inc.	362,431	5,792
	Tennant Co.	64,592	5,591
*	Sunrun Inc.	768,118	5,569
	Powell Industries Inc.	32,014	5,433
	MillerKnoll Inc.	236,748	5,090
*	Vicor Corp.	78,743	4,987
	Lindsay Corp.	37,132	4,906
	Vestis Corp.	391,666	4,641
	Worthington Enterprises Inc.	106,532	4,473
	Schneider National Inc. Class B	160,934	4,245
	Interface Inc. Class A	200,147	4,049
*	DXP Enterprises Inc.	43,420	3,928
	Allegiant Travel Co.	49,816	3,661
	Apogee Enterprises Inc.	75,296	3,610
*	Proto Labs Inc.	83,949	3,348
*	American Woodmark Corp.	52,917	3,285
*	NV5 Global Inc.	178,313	3,219
	Quanex Building Products Corp.	161,364	3,113
	Marten Transport Ltd.	197,962	2,914
*	Pursuit Attractions & Hospitality Inc.	72,479	2,877
	Heidrick & Struggles International Inc.	69,840	2,863
	Astec Industries Inc.	77,836	2,769
*	Healthcare Services Group Inc.	250,498	2,630
	Matthews International Corp. Class A	104,587	2,606
*	Liquidity Services Inc.	76,154	2,550
	Deluxe Corp.	151,391	2,492
*	Sun Country Airlines Holdings Inc.	133,492	2,151
	Insteel Industries Inc.	66,889	1,882
*	National Presto Industries Inc.	17,482	1,779
*	Enviri Corp.	272,957	1,774
	Wabash National Corp.	149,264	1,748
*,1	Hertz Global Holdings Inc.	418,368	1,745
*	Forward Air Corp.	68,800	1,546
	Heartland Express Inc.	147,547	1,523
*	Titan International Inc.	165,114	1,407
			814,547
Information Technology (11.8%)
*	Qorvo Inc.	323,595	23,522
	Badger Meter Inc.	100,690	21,178
*	ACI Worldwide Inc.	359,097	20,594
	InterDigital Inc.	86,759	18,535
*	Sandisk Corp.	394,497	18,482
*	SPS Commerce Inc.	128,614	17,131
*	Itron Inc.	154,360	16,808
*	Box Inc. Class A	490,313	16,033
*,1	MARA Holdings Inc.	1,101,797	15,337
*	Sanmina Corp.	187,081	15,326

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Advanced Energy Industries Inc.	128,984	14,855
*	Insight Enterprises Inc.	93,511	14,390
*	Plexus Corp.	93,208	12,389
*	DXC Technology Co.	619,808	11,386
*	Semtech Corp.	288,796	11,029
*	OSI Systems Inc.	53,210	10,972
*	SiTime Corp.	64,787	10,052
*	Alarm.com Holdings Inc.	169,236	9,831
*	DigitalOcean Holdings Inc.	218,033	9,343
*	FormFactor Inc.	265,184	8,831
*	BlackLine Inc.	177,569	8,577
*	Viavi Solutions Inc.	759,440	8,491
*	TTM Technologies Inc.	349,134	8,418
	Progress Software Corp.	146,892	8,026
*	Diodes Inc.	158,642	7,834
	Clear Secure Inc. Class A	321,879	7,632
*	Impinj Inc.	78,444	7,582
*	Calix Inc.	202,090	7,481
	Kulicke & Soffa Industries Inc.	184,453	7,059
*	Extreme Networks Inc.	452,436	6,990
*	DoubleVerify Holdings Inc.	480,727	6,682
*	LiveRamp Holdings Inc.	223,482	6,678
	Vishay Intertechnology Inc.	385,592	6,609
*	Agilysys Inc.	76,563	6,201
*	Axcelis Technologies Inc.	111,292	6,098
	Adeia Inc.	373,895	5,878
*	ePlus Inc.	90,799	5,846
*	NCR Voyix Corp.	499,621	5,636
*	NetScout Systems Inc.	245,592	5,523
	A10 Networks Inc.	252,689	5,253
*	Knowles Corp.	301,559	5,003
*	Arlo Technologies Inc.	344,331	4,952
	Benchmark Electronics Inc.	123,183	4,922
*	Rogers Corp.	58,099	4,644
	CTS Corp.	102,914	4,596
*	Photronics Inc.	216,946	4,521
*	Veeco Instruments Inc.	194,424	4,324
*	Harmonic Inc.	399,011	4,114
*	Grid Dynamics Holdings Inc.	210,959	3,970
*	MaxLinear Inc. Class A	262,371	3,833
*	Digi International Inc.	124,376	3,798
*	Ultra Clean Holdings Inc.	154,307	3,796
*	Penguin Solutions Inc.	182,783	3,643
	SolarWinds Corp.	186,852	3,421
*	Ichor Holdings Ltd.	115,532	3,384
*,1	SolarEdge Technologies Inc.	198,350	3,271
*	Sprinklr Inc. Class A	380,028	3,219
*	Cohu Inc.	159,546	3,137
*	CEVA Inc.	80,720	2,765
*	ScanSource Inc.	75,012	2,746
	PC Connection Inc.	42,258	2,696
	Xerox Holdings Corp.	396,116	2,626
*	Viasat Inc.	289,817	2,533
*	Wolfspeed Inc.	436,755	2,524
*	Alpha & Omega Semiconductor Ltd.	81,433	2,466
*	N-able Inc.	240,833	2,416
*	PDF Solutions Inc.	105,913	2,385
*	Corsair Gaming Inc.	154,516	1,814
			532,037
Materials (4.2%)
*	ATI Inc.	488,336	28,402
	Balchem Corp.	111,283	19,367
	Sealed Air Corp.	498,724	17,046
	HB Fuller Co.	187,013	10,611
	Sensient Technologies Corp.	145,032	10,065
*	MP Materials Corp.	413,495	9,928
	Innospec Inc.	85,398	8,831
	Warrior Met Coal Inc.	179,116	8,623
	Sylvamo Corp.	117,930	8,385

S&P Small-Cap 600 Index Fund
		Shares	Market Value• ($000)
	Minerals Technologies Inc.	109,187	7,505
	Hawkins Inc.	65,157	6,841
	Quaker Chemical Corp.	46,902	6,520
	Materion Corp.	71,064	6,492
*	O-I Glass Inc.	529,527	6,074
*	Ingevity Corp.	124,483	5,933
*	Alpha Metallurgical Resources Inc.	37,404	5,144
	Stepan Co.	72,252	4,462
	Kaiser Aluminum Corp.	54,590	3,863
*	Century Aluminum Co.	177,954	3,372
	Worthington Steel Inc.	119,893	3,197
	SunCoke Energy Inc.	287,457	2,607
	AdvanSix Inc.	91,395	2,552
	Koppers Holdings Inc.	69,422	2,021
*	Metallus Inc.	127,880	1,847
	Mativ Holdings Inc.	185,735	1,256
			190,944
Real Estate (7.8%)
	Terreno Realty Corp.	341,427	23,156
	Essential Properties Realty Trust Inc.	600,209	19,639
	CareTrust REIT Inc.	641,252	16,589
[1]	SL Green Realty Corp.	242,003	15,619
	Phillips Edison & Co. Inc.	419,698	15,613
	Macerich Co.	840,604	15,164
	Tanger Inc.	378,930	13,433
[1]	Medical Properties Trust Inc.	2,055,649	12,128
	Apple Hospitality REIT Inc.	763,864	11,313
	Highwoods Properties Inc.	362,978	10,574
	Douglas Emmett Inc.	573,322	9,918
*	Millrose Properties Inc.	427,141	9,764
	Four Corners Property Trust Inc.	331,145	9,520
	Acadia Realty Trust	409,667	9,447
*	Cushman & Wakefield plc	785,810	9,343
	LXP Industrial Trust	1,008,383	9,035
	Urban Edge Properties	427,521	8,807
	Outfront Media Inc.	460,367	8,563
	Curbline Properties Corp.	323,676	7,972
	Sunstone Hotel Investors Inc.	687,841	7,209
	Innovative Industrial Properties Inc.	97,011	6,980
	St. Joe Co.	129,885	6,231
	DiamondRock Hospitality Co.	710,825	5,850
	Getty Realty Corp.	173,090	5,435
	Global Net Lease Inc.	678,478	5,428
	LTC Properties Inc.	154,804	5,401
	Elme Communities	301,376	5,241
	Pebblebrook Hotel Trust	409,932	5,063
	Uniti Group Inc.	835,810	4,798
	Veris Residential Inc.	276,824	4,687
	Xenia Hotels & Resorts Inc.	348,414	4,683
	Alexander & Baldwin Inc.	248,691	4,504
	JBG SMITH Properties	288,606	4,427
	Kennedy-Wilson Holdings Inc.	405,322	3,936
	Easterly Government Properties Inc. Class A	340,712	3,840
	Centerspace	56,764	3,757
	American Assets Trust Inc.	162,662	3,653
	NexPoint Residential Trust Inc.	75,606	3,217
	Marcus & Millichap Inc.	82,399	3,171
	Brandywine Realty Trust	590,822	2,984
	eXp World Holdings Inc.	289,089	2,923
	Safehold Inc.	156,132	2,913
	Armada Hoffler Properties Inc.	272,062	2,497
	Summit Hotel Properties Inc.	369,898	2,393
	SITE Centers Corp.	160,964	2,255
	Whitestone REIT	152,671	2,079
	Universal Health Realty Income Trust	43,549	1,738
	Saul Centers Inc.	41,664	1,560
			354,450
Utilities (2.3%)
	MDU Resources Group Inc.	698,037	12,041

S&P Small-Cap 600 Index Fund
	Shares	Market Value• ($000)
Otter Tail Corp.	143,192	11,417
MGE Energy Inc.	123,957	11,377
Avista Corp.	271,065	10,834
American States Water Co.	129,379	9,903
Chesapeake Utilities Corp.	77,995	9,900
California Water Service Group	203,592	9,253
Clearway Energy Inc. Class C	283,640	7,948
Northwest Natural Holding Co.	137,424	5,618
SJW Group	103,569	5,455
Clearway Energy Inc. Class A	118,427	3,133
Unitil Corp.	55,410	3,108
Middlesex Water Co.	61,121	3,064
		103,051
Total Common Stocks (Cost $3,906,274)		4,523,142
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4] Vanguard Market Liquidity Fund, 4.351% (Cost $45,223)	452,287	45,229
Total Investments (100.8%) (Cost $3,951,497)		4,568,371
Other Assets and Liabilities—Net (-0.8%)		(35,488)
Net Assets (100%)		4,532,883
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,738,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $39,960,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	67	7,254	(178)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/29/25	BANA	2,396	(4.337)	206	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,906,274)	4,523,142
Affiliated Issuers (Cost $45,223)	45,229
Total Investments in Securities	4,568,371
Investment in Vanguard	128
Cash	7,985
Cash Collateral Pledged—Futures Contracts	470
Receivables for Accrued Income	3,827
Receivables for Capital Shares Issued	888
Variation Margin Receivable—Futures Contracts	59
Unrealized Appreciation—Over-the-Counter Swap Contracts	206
Total Assets	4,581,934
Liabilities
Payables for Investment Securities Purchased	8,001
Collateral for Securities on Loan	39,960
Payables for Capital Shares Redeemed	997
Payables to Vanguard	93
Total Liabilities	49,051
Net Assets	4,532,883
1 Includes $38,738,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	4,619,039
Total Distributable Earnings (Loss)	(86,156)
Net Assets	4,532,883

ETF Shares—Net Assets
Applicable to 28,635,073 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,946,497
Net Asset Value Per Share—ETF Shares	$102.90

Institutional Shares—Net Assets
Applicable to 3,832,107 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,586,386
Net Asset Value Per Share—Institutional Shares	$413.97
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	21,306
Non-Cash Dividends	7,349
Interest[2]	127
Securities Lending—Net	289
Total Income	29,071
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative—ETF Shares	1,156
Management and Administrative—Institutional Shares	540
Marketing and Distribution—ETF Shares	85
Marketing and Distribution—Institutional Shares	28
Custodian Fees	70
Shareholders’ Reports and Proxy Fees—ETF Shares	131
Shareholders’ Reports and Proxy Fees—Institutional Shares	44
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	2,107
Net Investment Income	26,964
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	45,289
Futures Contracts	(556)
Swap Contracts	(1,669)
Realized Net Gain (Loss)	43,064
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(199,258)
Futures Contracts	(186)
Swap Contracts	891
Change in Unrealized Appreciation (Depreciation)	(198,553)
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,525)
1	Dividends are net of foreign withholding taxes of $40,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $107,000, ($4,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $116,777,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,964	74,598
Realized Net Gain (Loss)	43,064	(55,903)
Change in Unrealized Appreciation (Depreciation)	(198,553)	699,116
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,525)	717,811
Distributions
ETF Shares	(45,054)	(36,371)
Institutional Shares	(25,447)	(31,964)
Total Distributions	(70,501)	(68,335)
Capital Share Transactions
ETF Shares	166,464	277,922
Institutional Shares	(331,748)	(224,872)
Net Increase (Decrease) from Capital Share Transactions	(165,284)	53,050
Total Increase (Decrease)	(364,310)	702,526
Net Assets
Beginning of Period	4,897,193	4,194,667
End of Period	4,532,883	4,897,193
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$107.36	$92.94	$89.49	$103.20	$67.80	$69.05
Investment Operations
Net Investment Income[2]	.575	1.613	1.495	1.273	1.143	.973
Net Realized and Unrealized Gain (Loss) on Investments	(3.461)	14.266	3.266	(13.765)	35.170	(1.180)
Total from Investment Operations	(2.886)	15.879	4.761	(12.492)	36.313	(.207)
Distributions
Dividends from Net Investment Income	(1.574)	(1.459)	(1.311)	(1.218)	(.913)	(1.043)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.574)	(1.459)	(1.311)	(1.218)	(.913)	(1.043)
Net Asset Value, End of Period	$102.90	$107.36	$92.94	$89.49	$103.20	$67.80
Total Return	-2.74%	17.25%	5.44%	-12.26%	53.88%	-0.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,946	$2,915	$2,265	$2,027	$1,806	$987
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.68%	1.67%	1.31%	1.25%	1.46%
Portfolio Turnover Rate[4]	12%	26%	19%	12%	18%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$431.91	$373.91	$360.00	$415.16	$272.71	$277.68
Investment Operations
Net Investment Income[1]	2.586	6.551	6.087	5.226	4.566	3.951
Net Realized and Unrealized Gain (Loss) on Investments	(14.159)	57.388	13.135	(55.426)	141.589	(4.694)
Total from Investment Operations	(11.573)	63.939	19.222	(50.200)	146.155	(.743)
Distributions
Dividends from Net Investment Income	(6.367)	(5.939)	(5.312)	(4.960)	(3.705)	(4.227)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(6.367)	(5.939)	(5.312)	(4.960)	(3.705)	(4.227)
Net Asset Value, End of Period	$413.97	$431.91	$373.91	$360.00	$415.16	$272.71
Total Return	-2.73%	17.24%	5.46%	-12.21%	53.93%	-0.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,586	$1,982	$1,929	$1,996	$1,852	$1,377
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.70%	1.69%	1.34%	1.26%	1.47%
Portfolio Turnover Rate[3]	12%	26%	19%	12%	18%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

S&P Small-Cap 600 Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $128,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,523,142	—	—	4,523,142
Temporary Cash Investments	45,229	—	—	45,229
Total	4,568,371	—	—	4,568,371

Derivative Financial Instruments
Assets
Swap Contracts	—	206	—	206
Liabilities
Futures Contracts[1]	(178)	—	—	(178)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,960,495
Gross Unrealized Appreciation	1,087,617
Gross Unrealized Depreciation	(479,713)
Net Unrealized Appreciation (Depreciation)	607,904
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $735,704,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $560,602,000 of investment securities and sold $883,948,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $369,265,000 and $242,194,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $120,847,000 and sales were $54,333,000, resulting in net realized gain of $7,797,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	417,943	3,795	717,857	7,425
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(251,479)	(2,310)	(439,935)	(4,650)
Net Increase (Decrease)—ETF Shares	166,464	1,485	277,922	2,775
Institutional Shares
Issued	87,267	202	323,028	847
Issued in Lieu of Cash Distributions	22,434	52	28,051	71
Redeemed	(441,449)	(1,012)	(575,951)	(1,488)
Net Increase (Decrease)—Institutional Shares	(331,748)	(758)	(224,872)	(570)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

S&P Small-Cap 600 Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (3.4%)
	Telephone & Data Systems Inc.	201,382	7,270
*	IAC Inc.	146,270	6,761
	TEGNA Inc.	332,742	6,056
*	Lumen Technologies Inc.	1,026,927	4,847
*	EchoStar Corp. Class A	127,227	3,973
*	Ziff Davis Inc.	88,275	3,625
	Cable One Inc.	9,498	2,471
*	Yelp Inc. Class A	61,119	2,097
	John Wiley & Sons Inc. Class A	34,950	1,394
	Scholastic Corp.	51,405	1,125
*	TripAdvisor Inc.	75,132	1,112
	Shutterstock Inc.	49,581	1,065
	Shenandoah Telecommunications Co.	94,859	1,025
*	Cars.com Inc.	68,982	911
*	Thryv Holdings Inc.	52,545	906
*	Gogo Inc.	66,023	484
*	TechTarget Inc.	29,930	439
			45,561
Consumer Discretionary (15.8%)
	VF Corp.	683,449	17,038
*	Asbury Automotive Group Inc.	40,461	10,860
	Meritage Homes Corp.	149,451	10,831
	Bath & Body Works Inc.	221,724	8,033
	Academy Sports & Outdoors Inc.	145,202	7,200
*	Penn Entertainment Inc.	309,006	6,647
	Group 1 Automotive Inc.	13,688	6,291
*	Etsy Inc.	118,476	6,065
	Newell Brands Inc.	859,147	5,516
	LCI Industries	52,589	5,460
	Signet Jewelers Ltd.	90,967	4,759
	American Eagle Outfitters Inc.	360,943	4,725
	Advance Auto Parts Inc.	122,544	4,522
*	Victoria's Secret & Co.	162,164	4,335
	Strategic Education Inc.	50,234	4,045
	Dana Inc.	266,460	3,962
	Century Communities Inc.	56,958	3,955
	La-Z-Boy Inc.	86,404	3,909
*	Urban Outfitters Inc.	63,924	3,720
*	Sonos Inc.	251,465	3,324
	Patrick Industries Inc.	36,080	3,269
*	LGI Homes Inc.	42,734	3,138
*	M/I Homes Inc.	26,401	3,092
	Carter's Inc.	74,442	3,072
	Papa John's International Inc.	67,385	3,056
*	Tri Pointe Homes Inc.	94,708	2,998
*	Foot Locker Inc.	170,435	2,952
*	Adient plc	180,050	2,850
[1]	Kohl's Corp.	229,725	2,621
*	Helen of Troy Ltd.	47,182	2,596
	Upbound Group Inc.	100,514	2,595
	Leggett & Platt Inc.	277,254	2,542
	Winnebago Industries Inc.	59,711	2,413
*	Fox Factory Holding Corp.	86,038	2,386
*	G-III Apparel Group Ltd.	79,712	2,158
*	Gentherm Inc.	63,947	2,115
	Phinia Inc.	42,532	2,097
	Cracker Barrel Old Country Store Inc.	45,835	2,076
*	National Vision Holdings Inc.	162,415	2,064
*	Hanesbrands Inc.	342,049	2,062

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Sonic Automotive Inc. Class A	30,158	2,055
*	Topgolf Callaway Brands Corp.	292,133	1,908
*	Sally Beauty Holdings Inc.	210,265	1,897
	Oxford Industries Inc.	30,450	1,889
*	BJ's Restaurants Inc.	47,187	1,799
[1]	Cheesecake Factory Inc.	33,015	1,784
	Steven Madden Ltd.	50,643	1,661
	Acushnet Holdings Corp.	24,914	1,602
	Perdoceo Education Corp.	60,047	1,537
	Jack in the Box Inc.	39,566	1,521
	Bloomin' Brands Inc.	155,765	1,461
	Sturm Ruger & Co. Inc.	34,738	1,371
	Ethan Allen Interiors Inc.	46,805	1,334
	Golden Entertainment Inc.	42,554	1,323
	Buckle Inc.	30,934	1,239
	Standard Motor Products Inc.	42,677	1,218
*	American Axle & Manufacturing Holdings Inc.	243,199	1,206
	Caleres Inc.	72,607	1,173
	Monro Inc.	61,937	1,103
*	MarineMax Inc.	41,132	1,043
*	ODP Corp.	62,281	969
*	Mister Car Wash Inc.	102,437	870
	Shoe Carnival Inc.	36,537	809
	Wolverine World Wide Inc.	53,001	784
	Guess? Inc.	56,356	573
			211,478
Consumer Staples (3.6%)
	PriceSmart Inc.	51,289	4,585
*	United Natural Foods Inc.	123,725	3,933
*	Simply Good Foods Co.	101,695	3,839
*	Central Garden & Pet Co. Class A	107,381	3,380
	Edgewell Personal Care Co.	100,618	3,167
*	TreeHouse Foods Inc.	95,152	2,995
	Andersons Inc.	66,322	2,837
	Universal Corp.	50,969	2,732
	WD-40 Co.	10,918	2,605
	Energizer Holdings Inc.	78,231	2,404
*	Grocery Outlet Holding Corp.	200,584	2,381
	Fresh Del Monte Produce Inc.	69,253	2,112
	J & J Snack Foods Corp.	14,414	1,895
	SpartanNash Co.	69,827	1,410
	John B Sanfilippo & Son Inc.	18,622	1,316
	B&G Foods Inc.	163,743	1,094
	WK Kellogg Co.	52,117	1,033
	MGP Ingredients Inc.	29,052	951
	National Beverage Corp.	23,231	925
*	Central Garden & Pet Co.	19,690	695
*	USANA Health Sciences Inc.	22,876	677
*	Hain Celestial Group Inc.	186,555	668
	Tootsie Roll Industries Inc.	14,630	453
			48,087
Energy (4.3%)
	California Resources Corp.	147,730	6,592
	Patterson-UTI Energy Inc.	732,657	6,088
	Crescent Energy Co. Class A	360,666	4,552
	SM Energy Co.	118,146	3,865
	World Kinect Corp.	119,933	3,591
	Peabody Energy Corp.	250,921	3,460
	Magnolia Oil & Gas Corp. Class A	141,995	3,324
	Liberty Energy Inc. Class A	151,833	2,622
*	Talos Energy Inc.	256,279	2,306
	Helmerich & Payne Inc.	85,597	2,269
*	Bristow Group Inc. Class A	50,776	1,881
*	Par Pacific Holdings Inc.	115,409	1,658
*	Comstock Resources Inc.	91,811	1,651
	Dorian LPG Ltd.	75,040	1,528
*	Vital Energy Inc.	55,770	1,490
*	Innovex International Inc.	77,886	1,426
*	ProPetro Holding Corp.	163,927	1,384

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	CVR Energy Inc.	70,702	1,302
*	REX American Resources Corp.	31,975	1,235
	International Seaways Inc.	35,805	1,193
*	Helix Energy Solutions Group Inc.	127,162	1,096
*	Green Plains Inc.	133,719	785
	Core Laboratories Inc.	50,485	739
	RPC Inc.	81,997	457
*	Nabors Industries Ltd.	8,913	358
			56,852
Financials (23.8%)
*	Mr. Cooper Group Inc.	132,140	14,849
	Jackson Financial Inc. Class A	152,545	13,978
	Lincoln National Corp.	351,807	13,720
	United Community Banks Inc.	246,329	7,939
	Blackstone Mortgage Trust Inc. Class A	357,287	7,424
	Atlantic Union Bankshares Corp.	185,416	6,614
*	Genworth Financial Inc. Class A	882,078	6,130
	Independent Bank Corp.	87,741	6,016
	Simmons First National Corp. Class A	259,352	5,698
	Walker & Dunlop Inc.	66,247	5,675
	Radian Group Inc.	169,174	5,567
	Bread Financial Holdings Inc.	102,667	5,544
	Moelis & Co. Class A	71,433	5,046
	WaFd Inc.	167,723	4,963
	Seacoast Banking Corp. of Florida	174,844	4,945
	Provident Financial Services Inc.	269,475	4,918
[1]	Arbor Realty Trust Inc.	389,511	4,807
	Pacific Premier Bancorp Inc.	199,145	4,758
	Renasant Corp.	131,260	4,752
	Trustmark Corp.	126,299	4,621
	Ameris Bancorp	69,466	4,486
	Assured Guaranty Ltd.	50,404	4,402
	Banc of California Inc.	284,453	4,230
	Stewart Information Services Corp.	57,237	4,075
	First Hawaiian Inc.	150,545	4,051
	Fulton Financial Corp.	199,224	3,949
	First Bancorp (XNGS)	85,375	3,582
	WSFS Financial Corp.	65,691	3,566
	Horace Mann Educators Corp.	84,170	3,563
	Cathay General Bancorp	73,523	3,452
	BGC Group Inc. Class A	344,056	3,406
	StepStone Group Inc. Class A	56,155	3,378
*	StoneX Group Inc.	27,527	3,322
	Northwest Bancshares Inc.	263,089	3,320
*	Customers Bancorp Inc.	60,185	3,250
	HA Sustainable Infrastructure Capital Inc.	112,531	3,233
	CVB Financial Corp.	159,967	3,227
	Bank of Hawaii Corp.	44,326	3,201
	Artisan Partners Asset Management Inc. Class A	75,241	3,177
	BankUnited Inc.	83,362	3,133
	Hilltop Holdings Inc.	95,231	3,046
	Two Harbors Investment Corp.	213,951	3,034
	Veritex Holdings Inc.	112,500	2,963
*	SiriusPoint Ltd.	190,455	2,922
	First Financial Bancorp	104,484	2,864
	Stellar Bancorp Inc.	98,125	2,854
	Hope Bancorp Inc.	249,309	2,722
	Ellington Financial Inc.	187,118	2,685
	Apollo Commercial Real Estate Finance Inc.	262,379	2,658
	PennyMac Mortgage Investment Trust	179,265	2,626
	NBT Bancorp Inc.	54,526	2,604
	First Bancorp	131,079	2,552
	Dime Community Bancshares Inc.	81,073	2,513
	Berkshire Hills Bancorp Inc.	87,016	2,479
	Community Financial System Inc.	39,061	2,472
	Ready Capital Corp.	347,875	2,411
	Banner Corp.	34,851	2,404
*	NCR Atleos Corp.	83,809	2,384
	Safety Insurance Group Inc.	30,636	2,333

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
	Franklin BSP Realty Trust Inc.	168,868	2,288
	Navient Corp.	159,518	2,283
	ARMOUR Residential REIT Inc.	115,330	2,197
	Brookline Bancorp Inc.	183,863	2,170
	FB Financial Corp.	39,717	2,006
*	Encore Capital Group Inc.	48,901	1,844
	First Commonwealth Financial Corp.	111,234	1,829
	Redwood Trust Inc.	273,565	1,827
	Southside Bancshares Inc.	58,934	1,812
	National Bank Holdings Corp. Class A	43,238	1,810
	Heritage Financial Corp.	70,644	1,785
	EVERTEC Inc.	46,056	1,720
	Park National Corp.	10,247	1,705
*	PRA Group Inc.	81,312	1,702
	OFG Bancorp	38,915	1,653
*	ProAssurance Corp.	105,491	1,650
	Lakeland Financial Corp.	24,266	1,611
*	Donnelley Financial Solutions Inc.	31,779	1,575
	Virtus Investment Partners Inc.	8,343	1,567
	Capitol Federal Financial Inc.	252,555	1,495
	S&T Bancorp Inc.	37,179	1,495
	Hanmi Financial Corp.	62,047	1,490
*	EZCORP Inc. Class A	106,511	1,466
	Eagle Bancorp Inc.	62,277	1,449
	KKR Real Estate Finance Trust Inc.	120,873	1,340
	New York Mortgage Trust Inc.	187,348	1,313
	TrustCo Bank Corp.	39,314	1,298
	Westamerica Bancorp	24,849	1,295
	Employers Holdings Inc.	24,533	1,271
	United Fire Group Inc.	44,031	1,236
*	Triumph Financial Inc.	17,641	1,215
	AMERISAFE Inc.	21,670	1,115
	Tompkins Financial Corp.	15,529	1,070
*	Ambac Financial Group Inc.	98,124	953
*	World Acceptance Corp.	6,667	899
*	Green Dot Corp. Class A	111,239	851
	Central Pacific Financial Corp.	21,269	618
			317,396
Health Care (7.7%)
	Organon & Co.	531,906	7,931
*	QuidelOrtho Corp.	136,109	5,443
	Patterson Cos. Inc.	161,987	5,044
*	Enovis Corp.	115,411	4,460
*	Alkermes plc	120,296	4,130
	Select Medical Holdings Corp.	215,791	3,925
	CONMED Corp.	63,803	3,775
*	Omnicell Inc.	95,640	3,640
	Premier Inc. Class A	198,488	3,608
*	Prestige Consumer Healthcare Inc.	40,803	3,458
*	Integra LifeSciences Holdings Corp.	137,028	3,180
	Concentra Group Holdings Parent Inc.	131,847	2,977
*	Arrowhead Pharmaceuticals Inc.	156,631	2,962
*	Certara Inc.	225,944	2,707
*	Pediatrix Medical Group Inc.	174,458	2,577
*	Fortrea Holdings Inc.	185,249	2,566
*	AdaptHealth Corp. Class A	219,221	2,495
*	Pacira BioSciences Inc.	95,259	2,291
*	Ligand Pharmaceuticals Inc.	17,534	2,143
*	Azenta Inc.	47,961	2,092
*	Dynavax Technologies Corp.	148,786	2,052
*	Myriad Genetics Inc.	187,918	2,016
*	AMN Healthcare Services Inc.	78,553	1,989
*	Supernus Pharmaceuticals Inc.	55,833	1,790
*	Progyny Inc.	76,620	1,726
*	Privia Health Group Inc.	66,154	1,652
	Embecta Corp.	119,111	1,608
*	Vir Biotechnology Inc.	190,830	1,601
*	ACADIA Pharmaceuticals Inc.	78,819	1,545
*	Owens & Minor Inc.	152,484	1,461

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	NeoGenomics Inc.	145,739	1,456
*	Avanos Medical Inc.	95,045	1,430
*	Addus HomeCare Corp.	14,072	1,348
	US Physical Therapy Inc.	15,931	1,291
*	Xencor Inc.	83,740	1,286
*	Schrodinger Inc.	53,871	1,202
*	Cytek Biosciences Inc.	215,797	969
*	Innoviva Inc.	51,275	919
	National HealthCare Corp.	9,216	859
*	Amphastar Pharmaceuticals Inc.	28,707	816
*	STAAR Surgical Co.	43,816	767
	HealthStream Inc.	20,868	705
*	Fulgent Genetics Inc.	41,753	645
	Mesa Laboratories Inc.	3,694	515
	Simulations Plus Inc.	15,147	439
			103,491
Industrials (15.4%)
	Robert Half Inc.	209,616	12,386
	Air Lease Corp. Class A	213,938	10,252
	Boise Cascade Co.	79,321	8,222
	JBT Marel Corp.	55,749	7,359
	ABM Industries Inc.	129,687	7,046
*	Resideo Technologies Inc.	303,561	5,831
	Hub Group Inc. Class A	125,540	5,160
*	Amentum Holdings Inc.	256,258	5,033
*	AAR Corp.	72,831	4,735
*	Mercury Systems Inc.	104,671	4,648
	Hillenbrand Inc.	145,004	4,336
*	Hayward Holdings Inc.	293,654	4,255
	Werner Enterprises Inc.	127,671	4,157
*	Gibraltar Industries Inc.	62,671	4,118
*	JetBlue Airways Corp.	616,034	4,017
	ArcBest Corp.	48,336	3,807
*	Masterbrand Inc.	262,517	3,673
	UniFirst Corp.	17,067	3,668
	Matson Inc.	24,697	3,558
	Kennametal Inc.	160,562	3,553
*	Gates Industrial Corp. plc	159,167	3,444
	Tennant Co.	38,973	3,374
*	Sunrun Inc.	463,312	3,359
	Franklin Electric Co. Inc.	31,652	3,233
*	RXO Inc.	153,133	3,135
	MillerKnoll Inc.	142,842	3,071
	Arcosa Inc.	36,262	3,042
	Enpro Inc.	16,457	2,996
	Rush Enterprises Inc. Class A	48,906	2,852
	Vestis Corp.	236,251	2,800
	Worthington Enterprises Inc.	64,329	2,701
	Korn Ferry	40,797	2,678
	Schneider National Inc. Class B	97,041	2,560
	Albany International Corp. Class A	32,299	2,473
	Brady Corp. Class A	32,742	2,373
*	GMS Inc.	29,177	2,323
*	Everus Construction Group Inc.	54,744	2,277
	Allegiant Travel Co.	30,021	2,207
	HNI Corp.	47,367	2,207
	Alamo Group Inc.	11,996	2,099
*	Proto Labs Inc.	50,571	2,017
*	CoreCivic Inc.	106,970	2,007
*	American Woodmark Corp.	31,986	1,986
*	NV5 Global Inc.	107,396	1,938
	Pitney Bowes Inc.	173,280	1,877
	Quanex Building Products Corp.	97,046	1,872
	CSG Systems International Inc.	28,221	1,815
	Marten Transport Ltd.	119,282	1,756
*	MYR Group Inc.	14,301	1,755
	Astec Industries Inc.	47,007	1,673
	Standex International Corp.	8,740	1,625
	Lindsay Corp.	12,291	1,624

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Triumph Group Inc.	63,990	1,624
*	Healthcare Services Group Inc.	151,151	1,587
	Matthews International Corp. Class A	63,102	1,573
	Deluxe Corp.	91,363	1,504
*	DNOW Inc.	94,131	1,504
*	Vicor Corp.	20,985	1,329
*	Sun Country Airlines Holdings Inc.	81,019	1,305
	Insteel Industries Inc.	40,224	1,132
*	Enviri Corp.	165,753	1,077
*	National Presto Industries Inc.	10,559	1,074
*,1	Hertz Global Holdings Inc.	253,723	1,058
	Wabash National Corp.	89,648	1,050
	Heartland Express Inc.	89,295	922
*	Titan International Inc.	99,253	846
	Heidrick & Struggles International Inc.	19,402	795
*	Forward Air Corp.	25,203	566
			205,909
Information Technology (10.6%)
*	Qorvo Inc.	195,242	14,192
*	Sandisk Corp.	237,968	11,149
*	Insight Enterprises Inc.	56,412	8,681
*	DXC Technology Co.	373,851	6,868
*	Sanmina Corp.	58,697	4,808
*	Diodes Inc.	95,683	4,725
	Advanced Energy Industries Inc.	39,677	4,570
	Kulicke & Soffa Industries Inc.	111,259	4,258
	Vishay Intertechnology Inc.	232,544	3,986
*	NCR Voyix Corp.	301,424	3,400
*	NetScout Systems Inc.	148,074	3,330
*	Knowles Corp.	181,883	3,017
*	FormFactor Inc.	87,974	2,930
*	Viavi Solutions Inc.	261,006	2,918
*	Rogers Corp.	35,071	2,804
*	Calix Inc.	73,102	2,706
*	Veeco Instruments Inc.	117,243	2,607
*	TTM Technologies Inc.	101,040	2,436
*	Plexus Corp.	18,004	2,393
*	Alarm.com Holdings Inc.	40,808	2,371
*	MaxLinear Inc. Class A	158,549	2,316
*	Ultra Clean Holdings Inc.	93,061	2,289
	Adeia Inc.	142,006	2,232
*	Penguin Solutions Inc.	109,978	2,192
*	Extreme Networks Inc.	141,840	2,191
	SolarWinds Corp.	112,890	2,067
*	Ichor Holdings Ltd.	69,622	2,039
*	LiveRamp Holdings Inc.	64,639	1,931
*	Cohu Inc.	96,238	1,892
*	ePlus Inc.	29,010	1,868
*	DoubleVerify Holdings Inc.	127,525	1,773
*	ScanSource Inc.	45,220	1,656
	PC Connection Inc.	25,481	1,626
*	Photronics Inc.	75,984	1,584
	Xerox Holdings Corp.	238,695	1,583
*	Viasat Inc.	175,261	1,532
*	Axcelis Technologies Inc.	27,495	1,506
*	SolarEdge Technologies Inc.	83,888	1,383
	Benchmark Electronics Inc.	32,772	1,310
*	Arlo Technologies Inc.	89,237	1,283
	A10 Networks Inc.	61,044	1,269
*	Harmonic Inc.	118,094	1,218
*	Sprinklr Inc. Class A	142,257	1,205
	CTS Corp.	24,930	1,113
*	Corsair Gaming Inc.	93,110	1,093
*	Digi International Inc.	30,874	943
*	Wolfspeed Inc.	158,481	916
*	CEVA Inc.	25,400	870
*	N-able Inc.	81,753	820
*	Grid Dynamics Holdings Inc.	43,434	817

S&P Small-Cap 600 Value Index Fund
		Shares	Market Value• ($000)
*	Alpha & Omega Semiconductor Ltd.	25,604	775
			141,441
Materials (4.0%)
	HB Fuller Co.	112,826	6,402
	Sealed Air Corp.	183,552	6,274
	Minerals Technologies Inc.	65,852	4,527
	Quaker Chemical Corp.	28,272	3,930
	Materion Corp.	42,854	3,915
*	O-I Glass Inc.	319,355	3,663
*	MP Materials Corp.	139,586	3,351
	Sensient Technologies Corp.	41,100	2,852
	Stepan Co.	43,660	2,696
	Innospec Inc.	25,758	2,664
	Kaiser Aluminum Corp.	32,899	2,328
	Worthington Steel Inc.	72,305	1,928
*	Ingevity Corp.	36,838	1,756
	SunCoke Energy Inc.	173,452	1,573
	AdvanSix Inc.	55,290	1,544
	Koppers Holdings Inc.	41,918	1,220
*	Alpha Metallurgical Resources Inc.	8,370	1,151
*	Metallus Inc.	77,337	1,117
	Mativ Holdings Inc.	112,385	760
			53,651
Real Estate (7.6%)
[1]	Medical Properties Trust Inc.	1,239,892	7,315
	Terreno Realty Corp.	105,047	7,124
*	Millrose Properties Inc.	256,639	5,867
*	Cushman & Wakefield plc	473,952	5,635
	LXP Industrial Trust	608,211	5,450
	Phillips Edison & Co. Inc.	141,799	5,275
	CareTrust REIT Inc.	197,292	5,104
	Apple Hospitality REIT Inc.	234,984	3,480
	Global Net Lease Inc.	408,906	3,271
	Macerich Co.	172,388	3,110
	SL Green Realty Corp.	43,777	2,825
	Alexander & Baldwin Inc.	149,930	2,715
	JBG SMITH Properties	174,416	2,676
	Tanger Inc.	75,410	2,673
	Four Corners Property Trust Inc.	91,854	2,641
	Douglas Emmett Inc.	145,181	2,512
	Highwoods Properties Inc.	85,365	2,487
	Easterly Government Properties Inc. Class A	204,986	2,310
	Urban Edge Properties	103,084	2,123
	Marcus & Millichap Inc.	49,650	1,911
	Getty Realty Corp.	59,669	1,874
	Brandywine Realty Trust	356,239	1,799
	Acadia Realty Trust	76,731	1,769
	eXp World Holdings Inc.	174,264	1,762
	Safehold Inc.	94,309	1,760
	LTC Properties Inc.	49,613	1,731
	Veris Residential Inc.	95,289	1,613
	Uniti Group Inc.	267,592	1,536
	Pebblebrook Hotel Trust	123,777	1,529
	Kennedy-Wilson Holdings Inc.	153,996	1,495
	SITE Centers Corp.	97,595	1,367
	Innovative Industrial Properties Inc.	18,754	1,349
	Elme Communities	74,639	1,298
	Centerspace	15,098	999
	American Assets Trust Inc.	40,277	905
	Summit Hotel Properties Inc.	114,366	740
	Whitestone REIT	46,079	628
	Armada Hoffler Properties Inc.	59,328	545
	Universal Health Realty Income Trust	13,197	527
	Saul Centers Inc.	11,744	440
			102,170
Utilities (3.5%)
	MDU Resources Group Inc.	421,088	7,264
	Avista Corp.	163,535	6,536

S&P Small-Cap 600 Value Index Fund
	Shares	Market Value• ($000)
California Water Service Group	122,825	5,582
Clearway Energy Inc. Class C	181,772	5,093
Otter Tail Corp.	47,503	3,787
Northwest Natural Holding Co.	82,870	3,388
SJW Group	62,478	3,291
American States Water Co.	39,029	2,987
MGE Energy Inc.	28,400	2,607
Chesapeake Utilities Corp.	20,216	2,566
Clearway Energy Inc. Class A	60,114	1,591
Unitil Corp.	20,411	1,145
Middlesex Water Co.	18,451	925
		46,762
Total Common Stocks (Cost $1,354,577)		1,332,798
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[2,3] Vanguard Market Liquidity Fund, 4.351% (Cost $15,775)	157,768	15,777
Total Investments (100.9%) (Cost $1,370,352)		1,348,575
Other Assets and Liabilities—Net (-0.9%)		(12,564)
Net Assets (100%)		1,336,011
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,765,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $14,271,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	29	3,140	(118)
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,354,577)	1,332,798
Affiliated Issuers (Cost $15,775)	15,777
Total Investments in Securities	1,348,575
Investment in Vanguard	38
Cash	2,763
Cash Collateral Pledged—Futures Contracts	170
Receivables for Accrued Income	1,540
Receivables for Capital Shares Issued	8
Variation Margin Receivable—Futures Contracts	22
Total Assets	1,353,116
Liabilities
Payables for Investment Securities Purchased	2,779
Collateral for Securities on Loan	14,271
Payables for Capital Shares Redeemed	6
Payables to Vanguard	49
Total Liabilities	17,105
Net Assets	1,336,011
1 Includes $13,765,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	1,672,439
Total Distributable Earnings (Loss)	(336,428)
Net Assets	1,336,011

ETF Shares—Net Assets
Applicable to 14,517,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,304,102
Net Asset Value Per Share—ETF Shares	$89.83

Institutional Shares—Net Assets
Applicable to 84,850 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,909
Net Asset Value Per Share—Institutional Shares	$376.06
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	7,240
Non-Cash Dividends	2,259
Interest[2]	41
Securities Lending—Net	154
Total Income	9,694
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14
Management and Administrative—ETF Shares	799
Management and Administrative—Institutional Shares	10
Marketing and Distribution—ETF Shares	39
Marketing and Distribution—Institutional Shares	1
Custodian Fees	54
Shareholders’ Reports and Proxy Fees—ETF Shares	88
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	1,014
Net Investment Income	8,680
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	93,328
Futures Contracts	109
Realized Net Gain (Loss)	93,437
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(122,081)
Futures Contracts	(220)
Change in Unrealized Appreciation (Depreciation)	(122,301)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,184)
1	Dividends are net of foreign withholding taxes of $4,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $34,000, $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $139,106,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,680	27,944
Realized Net Gain (Loss)	93,437	34,656
Change in Unrealized Appreciation (Depreciation)	(122,301)	124,072
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,184)	186,672
Distributions
ETF Shares	(14,877)	(27,662)
Institutional Shares	(503)	(1,235)
Total Distributions	(15,380)	(28,897)
Capital Share Transactions
ETF Shares	(61,506)	(29,348)
Institutional Shares	(22,746)	(3,562)
Net Increase (Decrease) from Capital Share Transactions	(84,252)	(32,910)
Total Increase (Decrease)	(119,816)	124,865
Net Assets
Beginning of Period	1,455,827	1,330,962
End of Period	1,336,011	1,455,827
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$92.26	$82.73	$80.11	$88.82	$56.26	$61.62
Investment Operations
Net Investment Income[2]	.557	1.718	1.529	1.372	1.296	1.091
Net Realized and Unrealized Gain (Loss) on Investments	(1.996)	9.595	2.600	(8.648)	32.307	(5.393)
Total from Investment Operations	(1.439)	11.313	4.129	(7.276)	33.603	(4.302)
Distributions
Dividends from Net Investment Income	(.991)	(1.783)	(1.509)	(1.434)	(1.043)	(1.058)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.991)	(1.783)	(1.509)	(1.434)	(1.043)	(1.058)
Net Asset Value, End of Period	$89.83	$92.26	$82.73	$80.11	$88.82	$56.26
Total Return	-1.59%	13.93%	5.29%	-8.28%	60.19%	-7.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,304	$1,400	$1,278	$1,250	$1,328	$501
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.68%	2.05%	1.89%	1.59%	1.61%	1.90%
Portfolio Turnover Rate[3]	36%	52%	45%	36%	30%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$386.22	$346.33	$335.40	$371.84	$235.47	$257.69
Investment Operations
Net Investment Income[1]	2.785	7.424	6.654	5.824	5.457	4.805
Net Realized and Unrealized Gain (Loss) on Investments	(8.669)	40.170	10.833	(36.009)	135.457	(22.489)
Total from Investment Operations	(5.884)	47.594	17.487	(30.185)	140.914	(17.684)
Distributions
Dividends from Net Investment Income	(4.276)	(7.704)	(6.557)	(6.255)	(4.544)	(4.536)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(4.276)	(7.704)	(6.557)	(6.255)	(4.544)	(4.536)
Net Asset Value, End of Period	$376.06	$386.22	$346.33	$335.40	$371.84	$235.47
Total Return	-1.56%	14.00%	5.39%	-8.20%	60.32%	-6.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32	$56	$53	$53	$68	$42
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.12%	1.96%	1.61%	1.67%	2.00%
Portfolio Turnover Rate[2]	36%	52%	45%	36%	30%	46%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Value Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending

S&P Small-Cap 600 Value Index Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $38,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,373,671
Gross Unrealized Appreciation	132,908
Gross Unrealized Depreciation	(158,122)
Net Unrealized Appreciation (Depreciation)	(25,214)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $404,414,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $511,157,000 of investment securities and sold $544,800,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $407,083,000 and $456,751,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $290,163,000 and sales were $179,796,000, resulting in net realized loss of $650,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

S&P Small-Cap 600 Value Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	458,092	4,890	521,966	6,177
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(519,598)	(5,550)	(551,314)	(6,450)
Net Increase (Decrease)—ETF Shares	(61,506)	(660)	(29,348)	(273)
Institutional Shares
Issued	1,963	5	10,759	32
Issued in Lieu of Cash Distributions	337	1	1,057	3
Redeemed	(25,046)	(65)	(15,378)	(43)
Net Increase (Decrease)—Institutional Shares	(22,746)	(59)	(3,562)	(8)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2025, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

S&P Small-Cap 600 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (3.2%)
*	Madison Square Garden Sports Corp.	21,728	4,426
	Cogent Communications Holdings Inc.	54,727	3,999
*	Cargurus Inc. Class A	114,016	3,670
*	Cinemark Holdings Inc.	138,524	3,548
*	Lumen Technologies Inc.	670,968	3,167
*	EchoStar Corp. Class A	76,717	2,396
*	Yelp Inc. Class A	46,918	1,610
*	QuinStreet Inc.	72,860	1,426
*	TripAdvisor Inc.	95,413	1,412
	John Wiley & Sons Inc. Class A	31,426	1,253
*	Cars.com Inc.	34,288	453
*	Thryv Holdings Inc.	19,508	336
*	Gogo Inc.	35,646	261
*	TechTarget Inc.	15,517	228
			28,185
Consumer Discretionary (12.5%)
*	Brinker International Inc.	57,660	9,504
*	Stride Inc.	55,605	7,607
*	Champion Homes Inc.	68,518	7,023
*	Shake Shack Inc. Class A	51,904	5,637
*	Cavco Industries Inc.	10,524	5,520
	Six Flags Entertainment Corp.	120,963	5,319
	Bath & Body Works Inc.	144,925	5,251
	Installed Building Products Inc.	30,117	5,162
*	Adtalem Global Education Inc.	48,627	4,975
*	Boot Barn Holdings Inc.	39,580	4,846
*	Dorman Products Inc.	35,239	4,632
*	Frontdoor Inc.	98,356	4,473
	Kontoor Brands Inc.	64,384	4,188
	Group 1 Automotive Inc.	8,272	3,802
*	Etsy Inc.	71,469	3,658
*	Green Brick Partners Inc.	39,819	2,378
*	M/I Homes Inc.	18,697	2,190
[1]	Cheesecake Factory Inc.	40,204	2,172
*	Sabre Corp.	499,948	2,065
	Steven Madden Ltd.	61,870	2,029
*	Tri Pointe Homes Inc.	61,908	1,960
*	Urban Outfitters Inc.	32,844	1,911
	Patrick Industries Inc.	20,913	1,895
	Monarch Casino & Resort Inc.	16,386	1,501
*	Hanesbrands Inc.	242,290	1,461
	Phinia Inc.	27,721	1,367
	Acushnet Holdings Corp.	19,774	1,271
	Perdoceo Education Corp.	42,644	1,092
	Wolverine World Wide Inc.	70,498	1,043
*	XPEL Inc.	29,285	979
*	Dave & Buster's Entertainment Inc.	40,608	848
*	Dream Finders Homes Inc. Class A	35,349	845
	Buckle Inc.	19,493	781
*	Mister Car Wash Inc.	57,392	487
			109,872
Consumer Staples (2.3%)
	Cal-Maine Foods Inc.	52,804	4,773
	Interparfums Inc.	23,314	3,239
*	Chefs' Warehouse Inc.	44,645	2,794
	WD-40 Co.	10,725	2,559
*	Simply Good Foods Co.	54,419	2,054
	J & J Snack Foods Corp.	11,055	1,453
	Energizer Holdings Inc.	35,485	1,091

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
	WK Kellogg Co.	53,099	1,052
	National Beverage Corp.	15,895	633
	Tootsie Roll Industries Inc.	12,233	379
			20,027
Energy (4.7%)
	Archrock Inc.	227,281	6,164
	Core Natural Resources Inc.	65,803	4,886
	Cactus Inc. Class A	86,483	4,544
	Northern Oil & Gas Inc.	128,879	4,060
	Magnolia Oil & Gas Corp. Class A	158,544	3,711
*	Oceaneering International Inc.	130,975	2,893
*	Tidewater Inc.	62,379	2,846
	SM Energy Co.	74,103	2,424
	Liberty Energy Inc. Class A	116,671	2,015
	Helmerich & Payne Inc.	74,333	1,970
	Atlas Energy Solutions Inc.	93,116	1,805
*	Comstock Resources Inc.	60,178	1,082
	International Seaways Inc.	29,845	995
*	Helix Energy Solutions Group Inc.	106,052	914
	Core Laboratories Inc.	28,901	423
	RPC Inc.	56,076	313
*	Nabors Industries Ltd.	6,084	244
			41,289
Financials (15.0%)
	Piper Sandler Cos.	20,587	5,962
	ServisFirst Bancshares Inc.	65,088	5,949
	PJT Partners Inc. Class A	30,742	4,896
*	Axos Financial Inc.	70,375	4,701
*	Palomar Holdings Inc.	34,304	4,414
	Goosehead Insurance Inc. Class A	31,600	3,893
	Virtu Financial Inc. Class A	104,738	3,829
*	NMI Holdings Inc. Class A	102,598	3,739
*	Enova International Inc.	33,957	3,509
*	Bancorp Inc.	62,097	3,466
	Moelis & Co. Class A	46,656	3,296
	BancFirst Corp.	25,820	3,082
	Cohen & Steers Inc.	34,710	3,034
	Radian Group Inc.	87,057	2,865
*	Payoneer Global Inc.	333,556	2,852
	StepStone Group Inc. Class A	46,821	2,817
	Community Financial System Inc.	43,689	2,765
	Assured Guaranty Ltd.	30,437	2,658
	BGC Group Inc. Class A	264,380	2,617
	Ameris Bancorp	40,327	2,604
	First Bancorp	128,938	2,510
	Pathward Financial Inc.	32,231	2,498
	HA Sustainable Infrastructure Capital Inc.	82,962	2,384
*	StoneX Group Inc.	19,476	2,350
	City Holding Co.	19,097	2,272
	Fulton Financial Corp.	110,989	2,200
	Cathay General Bancorp	46,185	2,168
	Park National Corp.	12,468	2,075
	EVERTEC Inc.	53,610	2,002
	First Hawaiian Inc.	71,258	1,918
	WSFS Financial Corp.	35,133	1,907
	Mercury General Corp.	34,503	1,861
	Artisan Partners Asset Management Inc. Class A	43,602	1,841
	Bank of Hawaii Corp.	23,665	1,709
	BankUnited Inc.	44,517	1,673
	First Financial Bancorp	58,070	1,592
	Banner Corp.	22,745	1,569
	PROG Holdings Inc.	53,901	1,529
*	Trupanion Inc.	43,359	1,498
	OFG Bancorp	35,059	1,490
	HCI Group Inc.	10,956	1,442
	Preferred Bank	16,033	1,423
	CVB Financial Corp.	69,611	1,404
	WisdomTree Inc.	148,114	1,351
	NBT Bancorp Inc.	27,011	1,290

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	Triumph Financial Inc.	17,328	1,193
	Lakeland Financial Corp.	17,815	1,183
*	NCR Atleos Corp.	41,234	1,173
	S&T Bancorp Inc.	26,422	1,063
	FB Financial Corp.	20,378	1,029
	First Commonwealth Financial Corp.	62,150	1,022
	Westamerica Bancorp	19,112	996
	National Bank Holdings Corp. Class A	22,097	925
	Acadian Asset Management Inc.	36,451	899
	Employers Holdings Inc.	16,598	860
*	Donnelley Financial Solutions Inc.	14,482	718
	Central Pacific Financial Corp.	21,944	637
	Virtus Investment Partners Inc.	3,329	625
	AMERISAFE Inc.	11,203	577
	Tompkins Financial Corp.	6,538	450
			132,254
Health Care (15.4%)
*	Hims & Hers Health Inc.	247,997	11,182
*	Glaukos Corp.	71,486	8,580
*	Merit Medical Systems Inc.	75,587	7,713
*	Corcept Therapeutics Inc.	120,939	7,327
*	Inspire Medical Systems Inc.	38,856	7,211
*	Krystal Biotech Inc.	32,822	5,883
*	Integer Holdings Corp.	43,490	5,358
*	TG Therapeutics Inc.	173,092	5,208
*	ADMA Biologics Inc.	306,617	5,025
*	RadNet Inc.	84,511	4,688
*	ICU Medical Inc.	31,766	4,648
*	Alkermes plc	134,256	4,609
*	CorVel Corp.	35,286	3,891
*	TransMedics Group Inc.	43,591	3,327
*	Catalyst Pharmaceuticals Inc.	145,239	3,325
*	Vericel Corp.	63,982	3,282
*	Prestige Consumer Healthcare Inc.	38,494	3,262
*	Protagonist Therapeutics Inc.	77,412	2,910
	LeMaitre Vascular Inc.	26,554	2,439
*	Privia Health Group Inc.	92,291	2,305
*	ACADIA Pharmaceuticals Inc.	110,225	2,160
*	UFP Technologies Inc.	9,439	2,148
*	Tandem Diabetes Care Inc.	85,320	1,889
*	Harmony Biosciences Holdings Inc.	49,499	1,676
*	Ligand Pharmaceuticals Inc.	13,440	1,643
*	Addus HomeCare Corp.	14,425	1,381
*	Astrana Health Inc.	53,838	1,366
*	ANI Pharmaceuticals Inc.	21,610	1,337
	Concentra Group Holdings Parent Inc.	57,808	1,305
*	Azenta Inc.	28,914	1,261
*	Artivion Inc.	48,848	1,241
*	Collegium Pharmaceutical Inc.	41,688	1,211
*	Arrowhead Pharmaceuticals Inc.	62,887	1,189
*	Supernus Pharmaceuticals Inc.	36,413	1,167
*	BioLife Solutions Inc.	46,749	1,122
*	Progyny Inc.	47,872	1,079
	National HealthCare Corp.	10,278	958
*	Arcus Biosciences Inc.	87,291	951
*	Dynavax Technologies Corp.	65,145	898
*	Amphastar Pharmaceuticals Inc.	30,777	875
*	Schrodinger Inc.	38,182	852
	US Physical Therapy Inc.	9,616	779
*	NeoGenomics Inc.	74,625	746
*	Innoviva Inc.	39,006	699
	Mesa Laboratories Inc.	4,766	664
*	STAAR Surgical Co.	36,554	640
	Phibro Animal Health Corp. Class A	26,590	605
	HealthStream Inc.	17,879	604
*	Xencor Inc.	38,245	587
	Simulations Plus Inc.	11,684	339
*,2	OmniAb Inc. 12.5 Earnout	7,390	—

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*,2	OmniAb Inc. 15 Earnout	7,390	—
			135,545
Industrials (20.4%)
*	Alaska Air Group Inc.	164,667	11,902
*	SPX Technologies Inc.	60,125	8,757
	Armstrong World Industries Inc.	56,549	8,689
	CSW Industrials Inc.	21,796	6,672
	Zurn Elkay Water Solutions Corp.	184,939	6,552
	Federal Signal Corp.	79,231	6,440
	Moog Inc. Class A	37,302	6,360
*	Dycom Industries Inc.	37,745	6,185
	Kadant Inc.	15,216	5,698
	ESCO Technologies Inc.	33,376	5,503
*	AeroVironment Inc.	36,329	5,436
*	SkyWest Inc.	52,300	5,173
*	Verra Mobility Corp. Class A	213,735	4,892
*	GEO Group Inc.	176,510	4,829
	Granite Construction Inc.	56,729	4,685
*	Gates Industrial Corp. plc	194,050	4,199
	Matson Inc.	27,541	3,968
	Griffon Corp.	51,433	3,721
	AZZ Inc.	38,688	3,718
	Arcosa Inc.	40,475	3,395
	JBT Marel Corp.	25,306	3,340
	Trinity Industries Inc.	106,539	3,312
	Enerpac Tool Group Corp. Class A	70,409	3,258
	Franklin Electric Co. Inc.	31,125	3,179
*	OPENLANE Inc.	138,790	3,095
	Enpro Inc.	16,897	3,077
	Rush Enterprises Inc. Class A	50,192	2,927
	Korn Ferry	41,897	2,751
	Brady Corp. Class A	36,601	2,653
*	GMS Inc.	32,641	2,599
	Greenbrier Cos. Inc.	40,695	2,287
	Powell Industries Inc.	12,162	2,064
	Standex International Corp.	10,200	1,897
	UniFirst Corp.	8,749	1,880
*	RXO Inc.	85,285	1,746
	Albany International Corp. Class A	20,257	1,551
*	Triumph Group Inc.	60,378	1,532
	Interface Inc. Class A	75,555	1,529
	HNI Corp.	32,172	1,499
*	DXP Enterprises Inc.	16,431	1,487
*	MYR Group Inc.	11,906	1,461
*	CoreCivic Inc.	75,669	1,420
	Apogee Enterprises Inc.	28,399	1,362
*	Everus Construction Group Inc.	31,757	1,321
*	DNOW Inc.	78,057	1,247
	CSG Systems International Inc.	18,460	1,187
*	Pursuit Attractions & Hospitality Inc.	27,389	1,087
*	Vicor Corp.	16,802	1,064
	Pitney Bowes Inc.	97,074	1,051
	Alamo Group Inc.	5,957	1,042
*	Liquidity Services Inc.	29,006	971
	Lindsay Corp.	6,361	840
	Heidrick & Struggles International Inc.	14,178	581
*	Forward Air Corp.	10,190	229
			179,300
Information Technology (12.7%)
	Badger Meter Inc.	38,145	8,023
*	ACI Worldwide Inc.	136,057	7,803
	InterDigital Inc.	32,889	7,026
*	SPS Commerce Inc.	48,745	6,493
*	Itron Inc.	58,465	6,366
*	Box Inc. Class A	185,820	6,076
*	MARA Holdings Inc.	317,399	4,418
*	Semtech Corp.	109,392	4,178
*	OSI Systems Inc.	20,146	4,154
*	SiTime Corp.	24,525	3,805

S&P Small-Cap 600 Growth Index Fund
		Shares	Market Value• ($000)
*	DigitalOcean Holdings Inc.	82,717	3,544
*	BlackLine Inc.	67,265	3,249
*	Plexus Corp.	24,015	3,192
	Progress Software Corp.	55,629	3,040
	Clear Secure Inc. Class A	121,813	2,888
*	Impinj Inc.	29,717	2,872
*	Sanmina Corp.	34,073	2,791
	Advanced Energy Industries Inc.	23,965	2,760
*	Agilysys Inc.	29,000	2,349
*	Alarm.com Holdings Inc.	38,485	2,236
*	TTM Technologies Inc.	68,703	1,656
*	FormFactor Inc.	45,214	1,506
*	DoubleVerify Holdings Inc.	101,930	1,417
*	Viavi Solutions Inc.	124,131	1,388
*	Axcelis Technologies Inc.	24,839	1,361
*	LiveRamp Holdings Inc.	43,884	1,311
*	Extreme Networks Inc.	82,116	1,269
	A10 Networks Inc.	57,611	1,198
*	Calix Inc.	30,761	1,139
*	Arlo Technologies Inc.	74,416	1,070
	Benchmark Electronics Inc.	26,224	1,048
	CTS Corp.	23,336	1,042
*	ePlus Inc.	16,113	1,037
*	Grid Dynamics Holdings Inc.	52,796	994
*	PDF Solutions Inc.	40,382	909
*	Digi International Inc.	27,733	847
	Adeia Inc.	52,520	826
*	Harmonic Inc.	77,366	798
*	Photronics Inc.	34,558	720
*	CEVA Inc.	14,553	499
*	Sprinklr Inc. Class A	55,077	466
*	Alpha & Omega Semiconductor Ltd.	14,947	453
*	N-able Inc.	40,521	406
*	Wolfspeed Inc.	66,810	386
*	SolarEdge Technologies Inc.	22,734	375
			111,384
Materials (4.4%)
*	ATI Inc.	185,014	10,760
	Balchem Corp.	42,176	7,340
	Warrior Met Coal Inc.	67,806	3,264
	Sylvamo Corp.	44,637	3,174
	Hawkins Inc.	24,721	2,595
	Sealed Air Corp.	73,754	2,521
	Sensient Technologies Corp.	29,082	2,018
	Innospec Inc.	16,158	1,671
*	MP Materials Corp.	68,722	1,650
*	Century Aluminum Co.	67,627	1,282
*	Alpha Metallurgical Resources Inc.	8,937	1,229
*	Ingevity Corp.	23,982	1,143
			38,647
Real Estate (8.0%)
	Essential Properties Realty Trust Inc.	227,358	7,439
	Terreno Realty Corp.	63,367	4,298
	SL Green Realty Corp.	64,156	4,141
	Macerich Co.	210,079	3,790
	Tanger Inc.	96,055	3,405
	Outfront Media Inc.	174,313	3,242
	CareTrust REIT Inc.	118,868	3,075
	Curbline Properties Corp.	122,797	3,025
	Sunstone Hotel Investors Inc.	260,171	2,727
	Phillips Edison & Co. Inc.	70,054	2,606
	Acadia Realty Trust	107,193	2,472
	Highwoods Properties Inc.	83,955	2,446
	St. Joe Co.	49,234	2,362
	DiamondRock Hospitality Co.	269,489	2,218
	Douglas Emmett Inc.	126,033	2,180
	Apple Hospitality REIT Inc.	141,853	2,101
	Urban Edge Properties	97,193	2,002
	Four Corners Property Trust Inc.	67,650	1,945

S&P Small-Cap 600 Growth Index Fund
	Shares	Market Value• ($000)
Innovative Industrial Properties Inc.	24,947	1,795
Xenia Hotels & Resorts Inc.	131,946	1,773
NexPoint Residential Trust Inc.	28,773	1,224
Elme Communities	67,168	1,168
LTC Properties Inc.	27,672	965
Pebblebrook Hotel Trust	77,849	961
Getty Realty Corp.	28,312	889
Uniti Group Inc.	149,182	856
American Assets Trust Inc.	36,210	813
Centerspace	11,972	792
Veris Residential Inc.	45,223	766
Armada Hoffler Properties Inc.	66,237	608
Kennedy-Wilson Holdings Inc.	57,131	555
Summit Hotel Properties Inc.	68,880	446
Whitestone REIT	29,195	398
Universal Health Realty Income Trust	8,363	334
Saul Centers Inc.	8,369	313
		70,130
Utilities (1.1%)
MGE Energy Inc.	29,132	2,674
Chesapeake Utilities Corp.	16,815	2,134
Otter Tail Corp.	24,405	1,946
American States Water Co.	24,455	1,872
Middlesex Water Co.	11,484	575
Unitil Corp.	8,287	465
		9,666
Total Common Stocks (Cost $791,347)		876,299
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4] Vanguard Market Liquidity Fund, 4.351% (Cost $3,843)	38,432	3,843
Total Investments (100.1%) (Cost $795,190)		880,142
Other Assets and Liabilities—Net (-0.1%)		(992)
Net Assets (100%)		879,150
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,378,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,377,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

S&P Small-Cap 600 Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	12	1,299	(85)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/26	GSI	1,605	(4.337)	—	(215)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $791,347)	876,299
Affiliated Issuers (Cost $3,843)	3,843
Total Investments in Securities	880,142
Investment in Vanguard	27
Cash	1,363
Cash Collateral Pledged—Futures Contracts	100
Receivables for Accrued Income	514
Receivables for Capital Shares Issued	3
Variation Margin Receivable—Futures Contracts	12
Total Assets	882,161
Liabilities
Payables for Investment Securities Purchased	1,385
Collateral for Securities on Loan	1,377
Payables to Vanguard	34
Unrealized Depreciation—Over-the-Counter Swap Contracts	215
Total Liabilities	3,011
Net Assets	879,150
1 Includes $1,378,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	957,566
Total Distributable Earnings (Loss)	(78,416)
Net Assets	879,150

ETF Shares—Net Assets
Applicable to 7,720,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	879,150
Net Asset Value Per Share—ETF Shares	$113.88
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	3,720
Non-Cash Dividends	1,399
Interest[2]	34
Securities Lending—Net	4
Total Income	5,157
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative	580
Marketing and Distribution	28
Custodian Fees	13
Shareholders’ Reports and Proxy Fees	71
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	709
Net Investment Income	4,448
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	31,266
Futures Contracts	157
Swap Contracts	(100)
Realized Net Gain (Loss)	31,323
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(75,217)
Futures Contracts	(154)
Swap Contracts	(215)
Change in Unrealized Appreciation (Depreciation)	(75,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,815)
1	Dividends are net of foreign withholding taxes of $14,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $30,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $57,898,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,448	8,829
Realized Net Gain (Loss)	31,323	23,971
Change in Unrealized Appreciation (Depreciation)	(75,586)	110,060
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,815)	142,860
Distributions
Total Distributions	(5,483)	(8,534)
Capital Share Transactions
Issued	134,727	359,252
Issued in Lieu of Cash Distributions	—	—
Redeemed	(191,025)	(105,598)
Net Increase (Decrease) from Capital Share Transactions	(56,298)	253,654
Total Increase (Decrease)	(101,596)	387,980
Net Assets
Beginning of Period	980,746	592,766
End of Period	879,150	980,746
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023[1]	2022[1]	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$119.31	$100.47	$96.69	$116.59	$79.48	$76.17
Investment Operations
Net Investment Income[2]	.531	1.268	1.292	.927	.813	.732
Net Realized and Unrealized Gain (Loss) on Investments	(5.307)	18.844	3.709	(19.803)	36.946	3.323
Total from Investment Operations	(4.776)	20.112	5.001	(18.876)	37.759	4.055
Distributions
Dividends from Net Investment Income	(.654)	(1.272)	(1.221)	(1.024)	(.649)	(.745)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.654)	(1.272)	(1.221)	(1.024)	(.649)	(.745)
Net Asset Value, End of Period	$113.88	$119.31	$100.47	$96.69	$116.59	$79.48
Total Return	-4.02%	20.20%	5.28%	-16.27%	47.68%	5.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$879	$981	$593	$493	$565	$326
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.19%	1.35%	0.87%	0.79%	0.97%
Portfolio Turnover Rate[3]	37%	44%	45%	42%	35%	57%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective March 13, 2023.
2	Calculated based on average shares outstanding.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

S&P Small-Cap 600 Growth Index Fund
Notes to Financial Statements
Vanguard S&P Small-Cap 600 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Since inception, the fund has not issued any Institutional Shares and in March 2024, the board of trustees approved the closure of the Vanguard S&P Small-Cap 600 Growth Institutional Share Class effective March 21, 2024.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

S&P Small-Cap 600 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $27,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

S&P Small-Cap 600 Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	876,299	—	—	876,299
Temporary Cash Investments	3,843	—	—	3,843
Total	880,142	—	—	880,142

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(85)	—	—	(85)
Swap Contracts	—	(215)	—	(215)
Total	(85)	(215)	—	(300)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	795,621
Gross Unrealized Appreciation	143,189
Gross Unrealized Depreciation	(58,968)
Net Unrealized Appreciation (Depreciation)	84,221
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $194,585,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 28, 2025, the fund purchased $378,787,000 of investment securities and sold $368,644,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $117,461,000 and $184,349,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were $176,854,000 and sales were $257,721,000, resulting in net realized loss of $24,758,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
ETF Shares
Issued	1,100	3,310
Issued in Lieu of Cash Distributions	—	—
Redeemed	(1,600)	(990)
Net Increase (Decrease) in Shares Outstanding—ETF Shares	(500)	2,320
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

S&P Small-Cap 600 Growth Index Fund
H.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18452 042025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Admiral Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	77,516,821,748	1,204,328,771	N/A	N/A
Mark Loughridge	77,276,927,794	1,444,222,725	N/A	N/A
Scott C. Malpass	77,310,242,167	1,410,908,352	N/A	N/A
John Murphy	77,650,984,807	1,070,165,712	N/A	N/A
Lubos Pastor	77,581,050,116	1,140,100,403	N/A	N/A
Rebecca Patterson	77,562,422,551	1,158,727,968	N/A	N/A
André F. Perold	77,563,751,704	1,157,398,815	N/A	N/A
Salim Ramji	77,498,999,467	1,222,151,052	N/A	N/A
Sarah Bloom Raskin	77,411,131,464	1,310,019,055	N/A	N/A
Grant Reid	77,613,646,336	1,107,504,183	N/A	N/A
David Thomas	77,566,340,841	1,154,809,678	N/A	N/A
Barbara Venneman	77,566,173,588	1,154,976,931	N/A	N/A
Peter F. Volanakis	77,216,064,296	1,505,086,223	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – S&P 500 Value and Growth Index Funds

The board of trustees of Vanguard S&P 500 Value Index Fund and Vanguard S&P 500 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – S&P Mid-Cap 400 Index Funds

The board of trustees of Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, and Vanguard S&P Mid-Cap 400 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short-and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – S&P Small-Cap 600 Index Funds

The board of trustees of Vanguard S&P Small-Cap 600 Index Fund, Vanguard S&P Small-Cap 600 Value Index Fund, and Vanguard S&P Small-Cap 600 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD ADMIRAL FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

VANGUARD ADMIRAL FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.